UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2017 through August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2017 (Unaudited)

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 11, 2017 (Unaudited)

Dear Shareholder,

The U.S. economy continued to expand through the six months ended August 31, 2017, amid continued low interest rates, rising corporate profits and growth in the leading economies of Europe, Asia and Latin America.

“We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.” — George C.W. Gatch

Synchronized economic growth in both developed market and emerging market nations helped drive global increases in investment, trade and employment. In turn, global corporate profits rose 25% in the second quarter of 2017, driven by growth in both revenue and profit margins.

In the U.S., the economic expansion entered its 98th consecutive month in August 2017, the third longest expansion on record. Over the course of the six month reporting period, the unemployment rate fell to 4.4% from 4.5%. In response, the U.S. Federal Reserve raised interest rates in both March and June of 2017, and signaled it would raise rates once more before the end of 2017.

Meanwhile, demand from overseas and a weakening U.S. dollar helped drive U.S. corporate profits to their highest levels in 13 years. In the second quarter of 2017, more than an estimated three-fourths of the companies in the Standard & Poor’s 500 Index (the “S&P 500”) reported earnings that surpassed analysts’ consensus estimates, according to Bloomberg News. U.S. corporations also took advantage of low interest rates and issued a record $1 trillion of bonds from January through August 2017.

Equity and bond markets generally provided investors with positive returns for the six month reporting period. A rally in the U.S. stock market, which followed the Republican Party’s success in the November 8, 2016 elections, extended well into 2017 amid investor expectations for tax cuts, infrastructure spending and regulatory reform. Equity prices continued to reach new record highs through August 2017. Financial market volatility held near 10-year lows, spiking only briefly in early August 2017 amid rising military tension between the U.S. and North Korea. For the six months ended August 31, 2017, the S&P 500 returned 5.4%, while the MSCI Europe, Australasia and Far East Index returned 12.8% and the MSCI Emerging Markets Index returned 17.8%.

The leading economies of Europe, Asia and Latin America provided a notable boost to global growth during the reporting period and the world’s central banks largely maintained accommodative policies that benefitted both corporations and investors. We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Global equity and bond markets generally had positive returns for the six month reporting period amid a surge in corporate profits, continued low interest rates and relatively steady economic growth.

Within fixed-income markets, high-yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds throughout the six month reporting period. Notably, U.S. companies sold new bonds at a record pace in 2017 — more than $1 trillion combined — amid expectations for further interest rate increases by the U.S. Federal Reserve over the course of the year. U.S. financial market volatility remained historically low through July but then spiked briefly in early August amid rising tensions between the U.S. and North Korea.

Overall, municipal bonds produced positive returns amid fading investor expectation for changes in federal tax rates or increased infrastructure spending. For the six months August 31, 2017, the Bloomberg Barclays Municipal Bond Index returned 3.79%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1],*	3.31%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	3.24%

Net Assets as of 8/31/2017 (In Thousands)	$270,936
Duration as of 8/31/2017	4.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight positions in the housing, education and pre-refunded bond sectors were leading contributors to performance. The Fund’s security selection in bonds rated single-A and BBB also contributed to relative performance.

The Fund’s underweight position in bonds with maturities of 10 years and longer was a leading detractor from relative performance. The Fund’s underweight position in local general obligation bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the six month period, the Fund’s overall duration was roughly in line with that of the Benchmark. Duration measures the price sensitivity for a portfolio of bonds. Bonds with a longer duration will experience a larger increase in price than short duration bonds when interest rates fall.

CREDIT QUALITY ALLOCATIONS***
AAA	25.4%
AA	46.4
A	18.9
BBB	6.6
BB	0.1
NR	2.6

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 2.9% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge**		(0.73)%	(3.20)%	1.61%	3.18%
Without Sales Charge		3.16	0.60	2.40	3.58
CLASS C SHARES	November 4, 1997
With CDSC***		1.80	(1.04)	1.81	2.99
Without CDSC		2.80	(0.04)	1.81	2.99
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 9, 1993	3.31	0.76	2.65	3.84

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Municipal Income Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the

Fund. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1],*	2.77%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	3.24%

Net Assets as of 8/31/2017 (In Thousands)	$119,825
Duration as of 8/31/2017	4.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ohio Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.2

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). The Fund’s allocations to the short and long ends of the yield curve (or “barbell” strategy) detracted from both absolute performance and performance relative to the Benchmark as municipal bond interest rates fell during the reporting period and the yield curve flattened. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Benchmark included bonds issued by the state of Illinois, which were leading performers in the municipal bond asset class during the reporting period. The Fund held no Illinois bonds, which detracted from performance relative to the Benchmark.

The Fund’s underweight allocation and shorter duration in revenue bonds, particularly in the transportation and electric sectors, and its underweight allocation to bonds rated single-A and BBB also detracted from relative performance. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase in price as interest rates fall.

The Fund’s overweight position and longer duration in local general obligation bonds and revenue bonds in the education, water & sewer and hospital sectors made a positive contribution to relative performance. The Fund’s overweight position in bonds rated AA also contributed to relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s average duration expanded relative to the Benchmark as municipal bond interest rates moved downward during the reporting period. The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund managers preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the Ohio municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	20.3%
AA	67.9
A	7.5
BBB	2.9
NR	1.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 23.9% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[2]

The Fund is scheduled to liquidate on or about December 8, 2017. In preparation for the liquidation, the Fund may liquidate its investments in securities and other direct investments and may invest in other J.P. Morgan Funds and exchange-traded funds (ETFs) (collectively “Underlying Funds”) to gain exposure to inflation-sensitive and other asset classes that have exposure to broad equity, fixed income and alternative markets. In addition, the Fund may depart from its stated investment objective and strategies and liquidate any or all of its assets, including any or all of its investments in Underling Funds as it increases its cash holdings in preparation for its liquidation.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(1.11)%	(3.37)%	1.13%	3.01%
Without Sales Charge		2.71	0.40	1.91	3.40
CLASS C SHARES	February 19, 2005
With CDSC***		1.44	(1.16)	1.30	2.79
Without CDSC		2.44	(0.16)	1.30	2.79
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	July 2, 1991	2.77	0.55	2.15	3.66

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ohio Municipal Bond Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	1.73%
Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	1.63%

Net Assets as of 8/31/2017 (In Thousands)	$2,484,987
Duration as of 8/31/2017	3.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class A Shares outperformed the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates in the U.S. generally fell and investor appetite for lower rated bonds remained strong.

Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance. Generally, a portfolio of bonds with longer duration will experience a larger increase in price as interest rates fall. The Fund’s overweight position in the long end of the yield curve also contributed to relative performance as bonds with longer maturities outperformed shorter-dated bonds. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s underweight position in pre-refunded bonds and its overweight positions in the education, housing and leasing sectors also contributed to relative performance.

The Fund’s overall bias toward higher quality bonds was a leading detractor from relative performance as lower rated bonds outperformed higher rated bonds. The Fund’s underweight position in the lowest rated bonds, including those from Illinois, New Jersey and Puerto Rico, also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk, while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	27.2%
AA	52.0
A	17.1
BBB	1.2
NR	2.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 3.3% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge**		(0.55)%	(2.26)%	0.33%	1.49%
Without Sales Charge		1.73	0.00	0.77	1.72
CLASS C SHARES	November 1, 2001
With CDSC***		0.55	(1.41)	0.27	1.21
Without CDSC		1.55	(0.41)	0.27	1.21
CLASS I SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	June 19, 2009	1.96	0.47	1.27	2.18

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class I Shares prior to its inception are based on the performance of Class A Shares. The actual returns of Class I Shares would have been different than those shown because Class I Shares had different expenses than Class A Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index and the Lipper Short-Intermediate Municipal Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. The Lipper Short-Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Bloomberg Barclays U.S. Municipal Index (formerly Bloomberg Barclays Municipal Bond Index)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	3.36%
Bloomberg Barclays Municipal Bond Index	3.79%

Net Assets as of 8/31/2017 (In Thousands)	$322,857
Duration as of 8/31/2017	6.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class A Shares underperformed the Bloomberg Barclays Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates generally fell and investor appetite for lower rated bonds remained strong.

Relative to the Benchmark, the Fund’s shorter duration profile detracted from performance. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s overweight positions in pre-refunded bonds and in electric sector bonds, and its underweight position in bonds rated single-A also detracted from relative performance.

The Fund’s slightly overweight position in the 10-year portion of the yield curve was a leading contributor to relative performance as longer portions of the yield curve outperformed shorter maturities. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s longer duration positions in the transportation and leasing sectors and its longer duration positions in bonds rated BBB also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	19.7%
AA	53.8
A	17.4
BBB	6.0
NR	3.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 20.6% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge**		(0.48)%	(4.31)%	2.33%	3.68%
Without Sales Charge		3.36	(0.59)	3.12	4.08
CLASS C SHARES	July 1, 2008
With CDSC***		2.00	(2.19)	2.43	3.37
Without CDSC		3.00	(1.19)	2.43	3.37
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 1, 1995	3.49	(0.37)	3.30	4.26

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares, all of which converted to Class A Shares on June 19, 2015. The actual returns of Class C Shares would have been similar to those shown because Class C Shares had similar expenses to Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund, the Bloomberg Barclays U.S. Municipal Index and the Lipper General & Insured Municipal Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Lipper General & Insured Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Ultra-Short Municipal Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1],*	0.46%
Bloomberg Barclays 1 Year Municipal Bond Index	0.73%

Net Assets as of 8/31/2017 (In Thousands)	$1,337,730
Duration as of 8/31/2017	0.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1 Year Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates generally fell and investor appetite for lower rated bonds remained strong.

Relative to the Benchmark, the Fund’s shorter duration profile was a leading detractor from performance. Generally, a portfolio of bonds with shorter duration will experience a larger decrease in price as interest rates fall. The Fund’s underweight position in bond rated single-A and BBB detracted from performance as lower quality bonds outperformed higher rated bonds.

The Fund’s overweight positions in hospital sector bonds and in local general obligation bonds were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s managers sought to maintain an average weighted maturity of two years or less and used a risk/reward analysis to identify investments that they believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS***
AAA	28.5%
AA	39.7
A	8.9
BBB	2.1
NR	20.8
100.00

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 0.9% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Ultra-Short Municipal Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	May 31, 2016
With Sales Charge**		(1.90)%	(1.55)%	(1.12)%
Without Sales Charge		0.35	0.71	0.70
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	May 31, 2016	0.46	0.89	0.89

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund, the Bloomberg Barclays 1 Year Municipal Bond Index and the Lipper Short Municipal Debt Funds Index from May 31, 2016 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Short Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years.

The Lipper Short Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 99.8% (t)
	Alabama — 0.9%
	Utility — 0.9%
2,000	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.00%, 09/01/2031	2,391

	Alaska — 0.4%
	Housing — 0.4%
980	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 3.50%, 06/01/2046	1,046

	Arizona — 2.1%
	Water & Sewer — 2.1%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.25%, 07/01/2022	3,159
2,150	City of Tucson, Water System, Rev., 5.00%, 07/01/2024	2,641

	Total Arizona	5,800

	California — 0.8%
	General Obligation — 0.3%
1,000	Salinas Union High School District, GO, BAN, Zero Coupon, 08/01/2020	951

	Hospital — 0.2%
410	California Municipal Finance Authority, Eisenhower Medical Center, Series B, Rev., 5.00%, 07/01/2026	493

	Other Revenue — 0.3%
735	State of California, Department of Veterans Affairs, Series B, Rev., 3.50%, 12/01/2045	784

	Total California	2,228

	Colorado — 4.3%
	Certificate of Participation/Lease — 0.3%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.00%, 09/15/2021	714

	Education — 0.4%
	Colorado Educational & Cultural Facilities Authority, University Corp. for Atmospheric Research Project,
450	Rev., 4.00%, 09/01/2020	485
470	Rev., 5.00%, 09/01/2022	550

		1,035

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.25%, 12/15/2020	1,138

	Hospital — 3.1%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.00%, 09/01/2022	2,426

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
5,000	Colorado Health Facilities Authority, SCL Health System, Series D, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.77%, 09/07/2017 (z)	5,000
1,000	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	1,057

		8,483

	Housing — 0.1%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
65	Rev., GNMA COLL, 6.15%, 11/01/2034	66
25	Series A, Rev., GNMA/FNMA/FHLMC, 7.30%, 11/01/2031	25
100	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 04/01/2041	100

		191

	Total Colorado	11,561

	Connecticut — 4.3%
	Education — 1.5%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.00%, 11/15/2019	796
1,560	Series A, Rev., 5.25%, 11/15/2023	1,747
1,500	Series A, Rev., 5.25%, 11/15/2024	1,678

		4,221

	Housing — 2.8%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
3,940	Series C-1, Rev., VRDO, 0.80%, 09/07/2017 (z)	3,940
1,300	Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,430
565	Subseries A-1, Rev., 4.00%, 11/15/2045	616
500	Subseries A-1, Rev., 4.00%, 11/15/2047	546
950	Subseries E-1, Rev., 3.50%, 11/15/2046	1,007

		7,539

	Total Connecticut	11,760

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
340	Series A-1, Rev., AMT, 4.90%, 07/01/2029	362
185	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.63%, 01/01/2023	186

	Total Delaware	548

	District of Columbia — 1.7%
	Transportation — 0.4%
1,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2025	1,238

	Water & Sewer — 1.3%
3,000	District of Columbia Water & Sewer Authority Public Utility, Subordinate Lien, Green Bonds, Series A, Rev., 5.00%, 10/01/2045	3,463

	Total District of Columbia	4,701

	Florida — 10.5%
	Certificate of Participation/Lease — 4.0%
4,000	Collier County School Board, Master Lease Program, COP, AGM, 5.25%, 02/15/2021	4,543
2,250	South Florida Water Management District, COP, 5.00%, 10/01/2032	2,655
3,000	The School Board of Miami-Dade County, Series D, COP, 5.00%, 02/01/2027	3,625

		10,823

	Hospital — 0.5%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.00%, 12/01/2021	1,244

	Housing — 0.6%
305	Broward County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 04/01/2027	305
	Florida Housing Finance Corp., Homeowner Mortgage, Special Program,
395	Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	407
445	Series B, Rev., GNMA COLL, 4.50%, 01/01/2029	458
440	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	456

		1,626

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.00%, 04/01/2024	961
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., 2.10%, 04/11/2019 (z)	505

		1,466

	Other Revenue — 0.9%
2,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A, Rev., 5.00%, 02/01/2027	2,364

	Prerefunded — 0.8%
	Palm Beach County, Solid Waste Authority,
2,000	Rev., BHAC, 5.50%, 10/01/2019 (p)	2,192

	Transportation — 0.6%
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.00%, 07/01/2027	1,726

	Utility — 2.6%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.25%, 09/01/2024	6,084
800	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.00%, 10/01/2030	964

		7,048

	Total Florida	28,489

	Georgia — 1.4%
	Hospital — 0.4%
860	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.00%, 02/15/2026	1,035

	Housing — 1.0%
505	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.50%, 03/01/2041	519
	Georgia Housing & Finance Authority, Single Family Mortgage,
750	Series A, Rev., 4.00%, 12/01/2047	822
1,250	Series B, Rev., 4.00%, 12/01/2047 (w)	1,379

		2,720

	Total Georgia	3,755

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — 0.8%
	Hospital — 0.2%
365	Illinois Finance Authority, Healthcare Enterprises, Inc., Series C, Rev., 5.00%, 03/01/2033 (w)	416

	Housing — 0.6%
	City of Aurora, Single Family Mortgage,
166	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/01/2039	172
158	Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/01/2039	162
15	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.60%, 04/01/2027	15
1,240	Illinois Housing Development Authority, Homeowner Mortgage, Series C, Rev., 3.50%, 08/01/2046	1,318

		1,667

	Total Illinois	2,083

	Indiana — 2.3%
	Hospital — 0.7%
1,670	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.00%, 11/15/2034	1,934

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Mortgage,
525	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	547

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
1,880	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.00%, 04/01/2026	2,257

	Water & Sewer — 0.5%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.00%, 10/01/2030	1,437

	Total Indiana	6,175

	Iowa — 1.5%
	Education — 0.4%
1,000	Iowa Student Loan Liquidity Corp., Student Loan, Series A, Rev., AMT, 5.00%, 12/01/2025	1,168

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 1.1%
	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
2,000	Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 01/01/2047 (w)	2,157
85	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	86
640	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2046	696

		2,939

	Total Iowa	4,107

	Kentucky — 0.4%
	Education — 0.2%
515	Kentucky Higher Education Student Loan Corp., Series A, Rev., AMT, 5.00%, 06/01/2020	557

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	497

	Total Kentucky	1,054

	Louisiana — 0.4%
	Housing — 0.2%
133	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/01/2039	136
330	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.50%, 06/01/2040	339
85	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.60%, 12/01/2028	87

		562

	Other Revenue — 0.2%
	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project,
165	Rev., 5.00%, 07/01/2021	185
250	Rev., 5.00%, 07/01/2022	285

		470

	Total Louisiana	1,032

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maine — 0.6%
	Housing — 0.6%
	Maine State Housing Authority,
1,010	Series A, Rev., 4.00%, 11/15/2045	1,092
285	Series A-1, Rev., AMT, 4.50%, 11/15/2028	299
235	Series B, Rev., 4.00%, 11/15/2043	248

	Total Maine	1,639

	Maryland — 0.6%
	Housing — 0.6%
1,500	Montgomery County Housing Opportunities Commission, Series A, Rev., 4.00%, 07/01/2048	1,638

	Massachusetts — 9.3%
	Education — 0.8%
1,000	Massachusetts Educational Financing Authority, Education Loan, Rev., AMT, 5.00%, 07/01/2021	1,119
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.25%, 07/01/2033	1,097

		2,216

	General Obligation — 1.1%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.25%, 09/01/2021	2,911

	Housing — 0.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
360	Series 169, Rev., 4.00%, 12/01/2044	378
475	Series 183, Rev., 3.50%, 12/01/2046	509

		887

	Water & Sewer — 7.1%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.25%, 08/01/2024	6,260
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.25%, 08/01/2028	10,286
2,000	Series B, Rev., AGM, 5.25%, 08/01/2029	2,614

		19,160

	Total Massachusetts	25,174

	Michigan — 1.5%
	Education — 0.2%
575	Eastern Michigan University, Series A, Rev., 5.00%, 03/01/2030	687

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.5%
1,250	Michigan State Housing Development Authority, Single-Family Mortgage, Series B, Rev., 3.50%, 06/01/2047	1,333

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
570	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	566
1,395	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.00%, 12/01/2020	1,530

		2,096

	Total Michigan	4,116

	Minnesota — 2.7%
	General Obligation — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.00%, 10/01/2021 (p)	40

	Housing — 2.7%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
370	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2035	391
331	Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/01/2040	332
15	Series B, Rev., GNMA/FNMA/FHLMC, 5.15%, 12/01/2038	15
405	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.10%, 09/01/2019	406
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
160	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	161
440	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	465
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
405	Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 07/01/2028	415
250	Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2034	260

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.25%, 08/01/2024	1,163
1,070	Rev., 5.25%, 08/01/2025	1,225
825	Rev., 5.25%, 08/01/2026	943
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,000	Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 07/01/2047	1,091
325	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	336

		7,203

	Total Minnesota	7,243

	Mississippi — 0.5%
	Housing — 0.5%
475	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA COLL, 4.50%, 12/01/2031	491
705	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.38%, 12/01/2038	730

	Total Mississippi	1,221

	Missouri — 0.8%
	Housing — 0.8%
1,845	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	1,979
230	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2027	239

	Total Missouri	2,218

	New Hampshire — 2.1%
	Education — 2.0%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.50%, 06/01/2024	4,390
900	Rev., NATL-RE, 5.50%, 06/01/2027	1,157

		5,547

	Housing — 0.1%
220	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.63%, 07/01/2038	233

	Total New Hampshire	5,780

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — 3.4%
	Education — 1.0%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.00%, 07/01/2018	258
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.00%, 12/01/2019	538
1,750	Series 1A, Rev., AMT, 5.00%, 12/01/2024	2,037

		2,833

	General Obligation — 0.6%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.75%, 07/15/2024	1,537

	Hospital — 0.8%
	New Jersey Health Care Facilities Financing Authority, University Hospital Issue,
1,000	Series A, Rev., AGM, 5.00%, 07/01/2022	1,159
820	Series A, Rev., AGM, 5.00%, 07/01/2023	967

		2,126

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., 2.13%, 12/01/2017 (z)	501

	Transportation — 0.8%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.50%, 12/15/2021	2,255

	Total New Jersey	9,252

	New York — 10.7%
	Housing — 1.4%
	New York Mortgage Agency, Homeowner Mortgage,
1,670	Series 195, Rev., 4.00%, 10/01/2046	1,831
1,620	Series 197, Rev., 3.50%, 10/01/2044	1,742
320	New York State Mortgage Agency, 39th Series, Rev., 5.00%, 04/01/2028	328

		3,901

	Other Revenue — 2.7%
4,000	New York State Dormitory Authority, State Sales Tax, Series B, Rev., 5.00%, 03/15/2030	4,827
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.00%, 05/15/2022	459
1,660	Rev., 5.00%, 05/15/2023	1,941

		7,227

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.8%
5	New York State Dormitory Authority, Series A, Rev., 5.25%, 02/15/2019 (p)	5
1,920	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2019 (p)	2,042

		2,047

	Special Tax — 0.0% (g)
75	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2024	80

	Transportation — 3.1%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.00%, 11/15/2029	3,528
3,000	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.00%, 10/15/2030	3,631
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.00%, 11/15/2029	1,181

		8,340

	Water & Sewer — 2.7%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	1,201
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects — Second Resolution,
2,500	Series A, Rev., 5.25%, 06/15/2027	2,694
3,000	Series B, Rev., 5.00%, 06/15/2028	3,440

		7,335

	Total New York	28,930

	North Carolina — 2.3%
	Other Revenue — 0.5%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.00%, 10/01/2026	1,230

	Prerefunded — 0.5%
1,355	University of North Carolina, Series A, Rev., 5.25%, 10/01/2019 (p)	1,477

	Water & Sewer — 1.3%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.25%, 07/01/2022	3,593

	Total North Carolina	6,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Dakota — 2.9%
	Housing — 2.1%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
1,450	Rev., FHA, 4.00%, 01/01/2048 (w)	1,599
350	Series B, Rev., 5.00%, 07/01/2028	370
580	Series D, Rev., 3.50%, 07/01/2046	622
1,885	Series D, Rev., 4.00%, 07/01/2046	2,054
495	Series D, Rev., 4.50%, 01/01/2029	511
415	Series F, Rev., AMT, 4.50%, 01/01/2035	429

		5,585

	Utility — 0.8%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.88%, 07/01/2026	2,134

	Total North Dakota	7,719

	Ohio — 2.0%
	General Obligation — 0.7%
1,500	Lakota Local School District, Series A, GO, NATL-RE, 5.25%, 12/01/2025	1,877

	Housing — 0.6%
1,465	Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 03/01/2047	1,580
25	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	26

		1,606

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,615	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., 5.00%, 12/01/2029	1,969

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2021	76

	Total Ohio	5,528

	Oklahoma — 0.3%
	Housing — 0.3%
465	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/01/2038	477

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
365	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.38%, 09/01/2027	382

		859

	Other Revenue — 0.0% (g)
33	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.10%, 08/01/2023 (bb)	33

	Total Oklahoma	892

	Oregon — 0.4%
	Housing — 0.4%
1,080	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.00%, 07/01/2030	1,148

	Pennsylvania — 4.3%
	Housing — 1.0%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
50	Series 118A, Rev., AMT, 3.50%, 04/01/2040	53
1,850	Series 121, Rev., 3.50%, 10/01/2046	1,952
565	Series 122, Rev., 4.00%, 10/01/2046	611

		2,616

	Industrial Development Revenue/Pollution Control Revenue — 2.3%
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.63%, 11/01/2021	1,034
	Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project,
2,020	Rev., 5.00%, 12/01/2023	2,390
1,550	Rev., AGM, 5.00%, 12/01/2026	1,884
680	Rev., AGM, 5.00%, 12/01/2027	823

		6,131

	Other Revenue — 0.8%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.00%, 04/15/2019	2,122

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
600	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.00%, 01/01/2026	662

	Total Pennsylvania	11,531

	Rhode Island — 2.2%
	Education — 0.4%
1,000	Rhode Island Student Loan Authority, Student Loan Program, Series A, Rev., AMT, 5.00%, 12/01/2019	1,073

	Housing — 0.7%
2,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Series 1-A, Rev., 1.70%, 10/01/2019 (z)	2,007

	Transportation — 1.1%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.00%, 07/01/2022	2,958

	Total Rhode Island	6,038

	South Carolina — 0.6%
	Housing — 0.6%
	South Carolina State Housing Finance & Development Authority,
260	Series 1, Rev., GNMA COLL, 5.00%, 01/01/2028	269
400	Series A, Rev., 4.00%, 01/01/2047	435
900	Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 07/01/2047	991

	Total South Carolina	1,695

	South Dakota — 0.9%
	Housing — 0.9%
2,205	South Dakota Housing Development Authority, Homeownership Mortgage, Series D, Rev., 4.00%, 11/01/2045	2,418

	Tennessee — 2.7%
	Housing — 1.0%
360	Tennessee Housing Development Agency, Housing Finance Program, Series A-1, Rev., 5.00%, 01/01/2027	366
	Tennessee Housing Development Agency, Residential Finance Program,
1,875	Rev., 3.50%, 01/01/2048 (w)	2,022
290	Series 2B, Rev., 4.00%, 07/01/2043	305

		2,693

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.8%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.25%, 09/01/2021	2,249

	Water & Sewer — 0.9%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.25%, 01/01/2021	2,276

	Total Tennessee	7,218

	Texas — 5.4%
	General Obligation — 1.6%
1,450	Clear Creek Independent School District, School Building, Series B, GO, PSF-GTD, 1.45%, 08/14/2020 (z)	1,449
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2024	2,454
450	State of Texas, Water Financial Assistance, Series D, GO, 5.00%, 05/15/2033	533

		4,436

	Housing — 0.6%
1,055	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., 5.95%, 11/01/2023 (z)	1,056
560	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2029	586

		1,642

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
900	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 4.70%, 05/01/2018	919

	Prerefunded — 0.8%
2,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 5.00%, 12/01/2019 (p)	2,181

	Transportation — 1.7%
1,000	Central Texas Regional Mobility Authority, Rev., 5.00%, 01/01/2046	1,129
2,800	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.00%, 12/01/2032	3,326

		4,455

	Water & Sewer — 0.3%
665	City of Austin, Water & Wastewater System, Rev., 5.00%, 11/15/2027	845

	Total Texas	14,478

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utah — 2.6%
	Housing — 2.1%
1,765	Utah Housing Corp., Single Family Mortgage, Series D, Rev., FHA, 4.00%, 01/01/2045	1,919
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.25%, 04/01/2023	3,896

		5,815

	Other Revenue — 0.5%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.25%, 06/15/2029	1,252

	Total Utah	7,067

	Vermont — 3.1%
	Education — 1.9%
	Vermont Student Assistance Corp., Education Loan,
1,000	Series A, Rev., AMT, 5.00%, 06/15/2023	1,146
1,400	Series A, Rev., AMT, 5.00%, 06/15/2024	1,621
2,150	Series A, Rev., AMT, 5.00%, 06/15/2025	2,501

		5,268

	Housing — 1.2%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series A, Rev., AMT, 4.00%, 11/01/2047	814
1,900	Series B, Rev., AMT, 3.75%, 11/01/2045	2,006
305	Series B, Rev., AMT, 4.13%, 11/01/2042	315

		3,135

	Total Vermont	8,403

	Washington — 2.7%
	General Obligation — 0.9%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 07/01/2022	2,361

	Hospital — 0.5%
1,125	Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2026	1,339

	Housing — 1.3%
	Washington Housing Finance Commission, Single-Family Program,
465	Series 2A-R, Rev., AMT, 3.50%, 12/01/2046	491
2,850	Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 06/01/2047 (w)	3,059

		3,550

	Total Washington	7,250

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	West Virginia — 1.2%
	Industrial Development Revenue/Pollution Control Revenue — 1.2%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.00%, 06/01/2029	3,128

	Wisconsin — 2.0%
	Education — 2.0%
	Wisconsin Health & Educational Facilities Authority, Agnesian Healthcare, Inc.,
250	Rev., 5.00%, 07/01/2024	297
250	Rev., 5.00%, 07/01/2025	300
	Wisconsin Health & Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.,
520	Rev., 5.00%, 09/01/2022	595
550	Rev., 5.00%, 09/01/2023	640
580	Rev., 5.00%, 09/01/2024	678
235	Rev., 5.00%, 09/01/2025	275
385	Rev., 5.00%, 09/01/2026	454
535	Rev., 5.00%, 09/01/2027	633

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc.,
400	Series C, Rev., 5.00%, 02/15/2027 (w)	485
575	Series C, Rev., 5.00%, 02/15/2028 (w)	689
375	Series C, Rev., 5.00%, 02/15/2029 (w)	444

	Total Wisconsin	5,490

	Total Municipal Bonds (Cost $258,994)	270,244

SHARES
Short-Term Investment — 4.1%
	Investment Company — 4.1%
11,125	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $11,125)	11,125

	Total Investments — 103.9% (Cost $270,119)	281,369
	Liabilities in Excess of Other Assets — (3.9)%	(10,433)

	NET ASSETS — 100.0%	$270,936

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.7% (t)
	California — 1.7%
	General Obligation — 1.7%
2,700	Foothill-De Anza Community College District, Series B, GO, NATL-RE, Zero Coupon, 08/01/2028	2,050

	Ohio — 96.0%
	Certificate of Participation/Lease — 1.6%
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.00%, 09/01/2018	1,874

	Education — 10.9%
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.00%, 08/01/2027	1,495
565	Miami University, A State University of Ohio, Rev., 5.00%, 09/01/2033	670
	Ohio State University, General Receipts,
85	Series D, Rev., 5.00%, 12/01/2026 (p)	108
85	Series D, Rev., 5.00%, 12/01/2027 (p)	109
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.00%, 06/01/2028	588
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.00%, 12/01/2026	2,407
1,915	Series D, Rev., 5.00%, 12/01/2027	2,424
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.25%, 12/01/2019	1,807
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.00%, 12/01/2028	2,337
1,000	Wright State University, General Receipts, Series A, Rev., 5.00%, 05/01/2026	1,093

		13,038

	General Obligation — 19.7%
1,240	City of Cleveland, Various Purpose, GO, 5.00%, 12/01/2026	1,471
2,470	City of Columbus, Unlimited Tax, Various Purpose, Series B, GO, 5.00%, 12/01/2032	2,968
725	City of Dublin, Various Purpose, GO, 5.00%, 12/01/2034	879
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.25%, 12/01/2024	3,092
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.25%, 12/01/2020	1,133
3,000	GO, NATL-RE, FGIC, 5.25%, 12/01/2024	3,712
1,800	GO, NATL-RE, 5.25%, 12/01/2025	2,245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, GO, 5.00%, 12/01/2025	1,136
1,500	State of Ohio, Common Schools, Series B, GO, 5.00%, 09/15/2026	1,705
	State of Ohio, Higher Educational,
1,500	Series C, GO, 5.00%, 11/01/2031	1,795
1,000	Series C, GO, 5.00%, 11/01/2033	1,187
1,000	State of Ohio, Infrastructure Improvement, Series C, GO, 5.00%, 03/01/2029	1,172
1,000	Toledo City School District, School Facilities Improvement, GO, 5.00%, 12/01/2023	1,149

		23,644

	Hospital — 8.3%
1,305	County of Franklin, Hospital Facilities, Nationwide Childrens Hospital, Series C, Rev., 5.00%, 11/01/2032	1,561
	County of Franklin, Hospital Facilities, OhioHealth Corp.,
1,000	Rev., 5.00%, 05/15/2027	1,166
500	Rev., 5.00%, 05/15/2031	580
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.00%, 01/15/2020	1,630
550	Series A, Rev., 5.00%, 01/15/2024	593
1,000	Series A, Rev., 5.00%, 01/15/2028	1,133
1,885	Series A, Rev., 5.00%, 01/15/2032	2,155
1,000	Series A, Rev., 5.25%, 01/15/2023	1,089

		9,907

	Housing — 1.6%
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.00%, 04/01/2022	1,003
500	Series A, Rev., AGM, 5.00%, 04/01/2027	502
25	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, FHA, GNMA COLL, 4.50%, 11/20/2017	25
395	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series J, Rev., GNMA/FNMA/FHLMC, 5.90%, 09/01/2023	406
35	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., FHA, GNMA COLL, 4.50%, 09/20/2017	35

		1,971

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 2.3%
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.00%, 12/01/2025	1,450
1,075	Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., 5.00%, 12/01/2031	1,325

		2,775

	Other Revenue — 8.0%
	City of Cleveland, Parking Facilities,
930	Rev., AGM, 5.25%, 09/15/2021	1,059
440	Rev., AGM, 5.25%, 09/15/2021 (p)	513
1,250	County of Cuyahoga, Various Purpose, Rev., 5.00%, 12/01/2029	1,511
115	Franklin County Convention Facilities Authority, Rev., RAN, 5.00%, 12/01/2022	116
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,000	Series B, Rev., 5.00%, 10/01/2023	1,084
1,220	Series B, Rev., 5.00%, 10/01/2024	1,323
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 12/01/2021	1,418
1,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.25%, 10/01/2020	1,119
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.00%, 12/01/2020	1,388

		9,531

	Prerefunded — 23.3%
1,000	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.00%, 02/15/2019 (p)	1,060
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.00%, 06/01/2019 (p)	1,640
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
2,895	GO, 5.00%, 06/01/2022 (p)	3,409
2,000	City of Avon, Series B, GO, 5.00%, 12/01/2018 (p)	2,104
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.00%, 08/15/2023 (p)	1,821
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.00%, 07/01/2021 (p)	1,723

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.00%, 12/01/2018 (p)	1,052
1,000	County of Franklin, City of Columbus, School District, School Facilities Construction & Improvement, GO, 5.00%, 06/01/2019 (p)	1,071
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.00%, 06/01/2018 (p)	1,449
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.00%, 12/01/2018 (p)	1,052
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.00%, 04/01/2019 (p)	1,955
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.00%, 04/01/2019 (p)	1,859
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.50%, 12/01/2018 (p)	2,311
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.00%, 01/01/2018 (p)	2,027
1,500	Series B, Rev., 5.00%, 01/01/2019 (p)	1,580
	State of Ohio, Infrastructure Improvement,
1,750	Series A, GO, 5.38%, 03/01/2018 (p)	1,791

		27,904

	Transportation — 7.7%
2,000	City of Cleveland, Airport System, Series A, Rev., AGM-CR, AMBAC, 5.25%, 01/01/2020	2,194
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.00%, 02/15/2022	2,110
1,185	Series A, Rev., 5.00%, 02/15/2023	1,250
2,000	Series A, Rev., 5.25%, 02/15/2027	2,549
1,000	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 5.00%, 04/01/2030	1,186

		9,289

	Utility — 1.7%
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.00%, 10/01/2020	1,022
1,000	Series A, Rev., AGC, 5.00%, 10/01/2021	1,074

		2,096

	Water & Sewer — 10.9%
	City of Columbus, Sewerage System,
1,000	Rev., 5.00%, 06/01/2028	1,213
1,950	Rev., 5.00%, 06/01/2029	2,381
1,880	Rev., 5.00%, 06/01/2030	2,277

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,000	City of Toledo, Water System, Series A, Rev., 5.00%, 11/15/2025	1,136
	Ohio State Water Development Authority, Fresh Water,
2,000	Rev., 5.50%, 12/01/2021	2,374
1,500	Series A, Rev., 5.00%, 12/01/2030	1,836
1,500	Series B, Rev., 5.00%, 12/01/2034	1,813

		13,030

	Total Ohio	115,059

	Total Municipal Bonds (Cost $110,192)	117,109

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,542	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $1,542)	1,542

	Total Investments — 99.0% (Cost $111,734)	118,651
	Other Assets in Excess of Liabilities — 1.0%	1,174

	NET ASSETS — 100.0%	$119,825

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
267	FNMA REMIC, Series 2002-36, Class FS, 1.73%, 06/25/2032 (z) (Cost $267)	270

Municipal Bonds — 96.6% (t)
	Alabama — 0.4%
	Other Revenue — 0.0% (g)
500	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project, Rev., 5.00%, 03/01/2023	590

	Utility — 0.4%
7,675	The Black Belt Energy Gas District Gas Supply, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2021 (z)	8,331

	Total Alabama	8,921

	Alaska — 0.0% (g)
	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.00%, 12/01/2023	597

	Arizona — 1.7%
	Certificate of Participation/Lease — 0.0% (g)
500	Arizona School Facilities Board, Series A-1, COP, 5.00%, 09/01/2019	540

	General Obligation — 0.1%
2,550	City of Scottsdale, GO, 5.00%, 07/01/2022	3,015

	Hospital — 1.4%
29,080	Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.80%, 09/07/2017 (z)	29,080
	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals,
250	Series A, Rev., 5.00%, 12/01/2021	287
3,540	Series A, Rev., 5.00%, 12/01/2025	4,240

		33,607

	Other Revenue — 0.0% (g)
	Town of Marana, Excise Tax,
75	Series B, Rev., 4.00%, 07/01/2020	81
100	Series B, Rev., 5.00%, 07/01/2021	114
100	Series B, Rev., 5.00%, 07/01/2022	117
160	Series B, Rev., 5.00%, 07/01/2023	192

		504

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.25%, 07/01/2018	1,037
3,100	Rev., 5.25%, 07/01/2019	3,347

		4,384

	Water & Sewer — 0.0% (g)
1,000	Pima County, Sewer System, Rev., 5.00%, 07/01/2018	1,035

	Total Arizona	43,085

	Arkansas — 0.4%
	Education — 0.4%
	University of Arkansas, Uams Campus,
535	Rev., 5.00%, 03/01/2020	588
500	Rev., 5.00%, 03/01/2025	615
1,000	Rev., 5.00%, 03/01/2026	1,216
1,000	Rev., 5.00%, 03/01/2027	1,205
	University of Central Arkansas, Student Housing System,
1,600	Series A, Rev., 5.00%, 11/01/2021 (w)	1,829
710	Series A, Rev., 5.00%, 11/01/2022 (w)	828
1,760	Series A, Rev., 5.00%, 11/01/2023 (w)	2,088
520	Series A, Rev., 5.00%, 11/01/2025 (w)	631

		9,000

	Other Revenue — 0.0% (g)
580	City of Little Rock, Hotel & Restaurant, Rev., 5.00%, 07/01/2020	641

	Water & Sewer — 0.0% (g)
555	City of Little Rock, Sewer, Rev., 5.00%, 10/01/2025	671

	Total Arkansas	10,312

	California — 22.9%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
360	COP, 5.00%, 10/01/2021	417
465	COP, 5.00%, 10/01/2022	553
1,000	COP, 5.00%, 10/01/2023	1,215
140	Goleta Water District, Series A, COP, AGM, 5.00%, 12/01/2020	157

		2,342

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — 0.7%
	California Educational Facilities Authority, Claremont Mckenna College,
1,575	Series A, Rev., 4.00%, 01/01/2023	1,809
1,675	Series A, Rev., 4.00%, 01/01/2024	1,949
	California Municipal Finance Authority, Biola University,
205	Rev., 4.00%, 10/01/2019	218
370	Rev., 5.00%, 10/01/2021	423
11,505	Regents of the University of California, Series AK, Rev., 5.00%, 05/15/2023 (z)	13,880

		18,279

	General Obligation — 7.9%
	Albany Unified School District,
230	GO, 5.00%, 08/01/2025	288
760	GO, 5.00%, 08/01/2027	953
1,050	Allan Hancock Joint Community College District, GO, 5.00%, 08/01/2022	1,248
5,310	City & County of San Francisco, Series A, GO, 5.00%, 06/15/2025	6,270
5,845	City of Los Angeles, Series B, GO, 5.00%, 09/01/2018	6,097
5,000	County of Los Angeles, Community College District, Series C, GO, 5.00%, 06/01/2026	6,345
	County of Sacramento, San Juan Unified School District, Election of 2002,
395	GO, 5.00%, 08/01/2018	410
860	GO, 5.00%, 08/01/2019	929
775	GO, 5.00%, 08/01/2020	867
1,000	County of Santa Clara, Moreland School District, GO, 5.00%, 08/01/2021	1,154
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.00%, 09/01/2018	6,317
845	Folsom Cordova Unified School District, School Facilities Improvement District No. 2, GO, 5.00%, 10/01/2017	848
1,500	Foothill-De Anza Community College District, GO, 5.00%, 08/01/2028	1,835
	Grossmont Healthcare District,
1,225	Series D, GO, 5.00%, 07/15/2026	1,505
1,285	Series D, GO, 5.00%, 07/15/2027	1,563
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.00%, 07/15/2026	1,229
11,535	Los Angeles Unified School District, Series C, GO, 5.00%, 07/01/2021	13,289

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	Moulton-Niguel Water District Consolidated,
335	GO, 4.00%, 09/01/2017	335
300	GO, 5.00%, 09/01/2018	313
	Novato Unified School District,
535	GO, 4.00%, 02/01/2022	604
685	GO, 5.00%, 02/01/2023	823
870	GO, 5.00%, 02/01/2024	1,066
1,500	GO, 5.00%, 08/01/2025	1,839
1,800	GO, 5.00%, 08/01/2026	2,202
1,200	Oak Grove School District, GO, 5.00%, 08/01/2023	1,460
1,770	Placentia-Yorba Linda Unified School District, GO, 5.00%, 08/01/2025	2,217
2,000	Salinas Union High School District, GO, BAN, Zero Coupon, 08/01/2020	1,901
1,400	San Diego Community College District, GO, 5.00%, 08/01/2018	1,455
6,310	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.00%, 07/01/2019	6,797
550	San Diego Unified School District, Election of 2012, Series F, GO, 5.00%, 07/01/2029	663
	San Francisco Bay Area Rapid Transit District, Election of 2004,
2,735	Series D, GO, 3.00%, 08/01/2022	2,990
1,500	Series D, GO, 5.00%, 08/01/2027	1,859
1,685	Series D, GO, 5.00%, 08/01/2028	2,070
8,580	San Francisco Unified School District, GO, 5.00%, 06/15/2018	8,873
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.00%, 06/15/2024	6,077
	San Mateo County Community College District,
700	GO, 5.00%, 09/01/2025	863
1,095	GO, 5.00%, 09/01/2026	1,340
	State of California, Various Purpose,
4,000	GO, 4.00%, 08/01/2028	4,559
4,180	GO, 4.00%, 08/01/2029	4,710
10,000	GO, 4.00%, 08/01/2030	11,134
13,530	GO, 5.00%, 09/01/2022	15,977
3,560	GO, 5.00%, 11/01/2023	4,305
13,210	GO, 5.00%, 03/01/2026	16,263
4,900	GO, 5.00%, 09/01/2026	6,143
2,000	GO, 5.00%, 09/01/2027	2,307
2,500	GO, 5.00%, 09/01/2028	2,881
10,000	GO, 5.00%, 08/01/2029	12,246
2,810	Series B, GO, 5.00%, 09/01/2023	3,387

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Vacaville Unified School District, Election of 2014,
1,000	Series B, GO, 4.00%, 08/01/2019	1,061
250	Series B, GO, 4.00%, 08/01/2020	273
300	Series B, GO, 4.00%, 08/01/2021	335
275	Series B, GO, 4.00%, 08/01/2022	313
	Walnut Valley, Unified School District,
100	GO, 5.00%, 08/01/2024	124
150	GO, 5.00%, 08/01/2025	188
135	GO, 5.00%, 08/01/2026	171
245	GO, 5.00%, 08/01/2027	307
10,495	Whittier Union School District, GO, 5.00%, 08/01/2023	12,769

		196,347

	Hospital — 2.3%
1,850	California Health Facilities Financing Authority, Cedars-Sinal Medical Center, Rev., 5.00%, 11/15/2025	2,306
	California Health Facilities Financing Authority, Kaiser Permanente,
5,000	Series C, Rev., 5.00%, 11/01/2022 (z)	5,935
17,420	Series D, Rev., 5.00%, 11/01/2022 (z)	20,676
2,500	Subseries A-1, Rev., 5.00%, 11/01/2027	3,175
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.00%, 10/01/2021	869
1,500	Series A, Rev., 5.00%, 10/01/2022	1,781
	California Health Facilities Financing Authority, St. Joseph Health System,
5,000	Series C, Rev., 5.00%, 10/15/2019 (z)	5,416
12,870	Series D, Rev., 5.00%, 10/15/2020 (z)	14,341
	California Municipal Finance Authority, NorthBay Healthcare Group,
700	Series A, Rev., 2.00%, 11/01/2017	701
500	Series A, Rev., 5.00%, 11/01/2023	583
800	Series A, Rev., 5.00%, 11/01/2024	942
745	Series A, Rev., 5.00%, 11/01/2025	884

		57,609

	Housing — 0.2%
4,750	California Statewide Communities Development Authority, LA Puente Park Apartments, Series F, Rev., 1.20%, 10/01/2018 (z)	4,758

	Other Revenue — 3.1%
	Alameda County Transport Authority, Sales Tax,
3,095	Rev., 3.00%, 03/01/2018	3,130
5,000	Rev., 4.00%, 03/01/2019	5,244

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
5,000	Rev., 4.00%, 03/01/2022	5,648
1,240	Rev., 5.00%, 03/01/2020	1,367
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,800	Series A-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.28%, 12.00% Cap), 1.07%, 09/07/2017 (aa)	10,804
8,000	Series A-3, Rev., (3 Month LIBOR + 0.37%, 8.00% Cap), 1.29%, 10/02/2017 (aa)	8,034
7,000	Series A-4, Rev., (3 Month LIBOR + 0.37%, 8.00% Cap), 1.29%, 10/02/2017 (aa)	7,030
4,500	California State Public Works Board, Department of General Services, Series F, Rev., 5.00%, 05/01/2021	5,123
	Contra Costa County Transportation Authority, Sales Tax,
3,420	Series A, Rev., 4.00%, 03/01/2023	3,930
3,830	Series A, Rev., 4.00%, 03/01/2025	4,483
2,420	Series A, Rev., 5.00%, 03/01/2023	2,916
2,000	Series A, Rev., 5.00%, 03/01/2024	2,458
1,250	Series A, Rev., 5.00%, 03/01/2025	1,558
1,000	Series B, Rev., 4.00%, 03/01/2018	1,017
1,600	Series B, Rev., 5.00%, 03/01/2018	1,635
1,750	Series B, Rev., 5.00%, 03/01/2019	1,860
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.00%, 06/01/2021	1,144
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.00%, 10/15/2018	671
780	Rev., 5.00%, 10/15/2019	849
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.00%, 04/01/2021	286
100	Series A, Rev., 5.00%, 04/01/2022	118
	San Francisco Bay Area Rapid Transit District, Sales Tax,
525	Series A, Rev., 5.00%, 07/01/2024	649
905	Series A, Rev., 5.00%, 07/01/2025	1,134
1,700	San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building, Series A, Rev., 5.00%, 12/01/2022	2,015
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.00%, 02/01/2019	1,298
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 04/01/2026	1,235

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Sonoma County Transportation Authority, Sales Tax, Rev., 5.00%, 12/01/2024	1,241

		76,877

	Prerefunded — 0.2%
1,160	California State Public Works Board, California State University, Series E, Rev., 5.00%, 04/01/2019 (p)	1,237
2,820	California State Public Works Board, California State University, Davidson Library at Santa Barbara, Series C, Rev., 5.00%, 03/01/2023 (p)	3,394

		4,631

	Transportation — 3.2%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
7,550	Series C, Rev., 1.88%, 04/01/2019 (z)	7,627
9,000	Series G, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.60%, 12.00% Cap), 1.39%, 09/07/2017 (aa)	9,002
20,000	Series S-7, Rev., 4.00%, 04/01/2029	22,675
10,000	City of Long Beach Harbor, Series C, Rev., 5.00%, 11/15/2018	10,511
	City of Los Angeles Department of Airports,
1,590	Series A, Rev., AMT, 5.00%, 05/15/2021	1,812
315	Series B, Rev., 4.00%, 05/15/2023	362
365	Series B, Rev., 4.00%, 05/15/2024	423
1,015	Series C, Rev., 4.00%, 05/15/2018	1,039
1,000	Series C, Rev., 5.00%, 05/15/2019	1,072
750	Series C, Rev., 5.00%, 05/15/2022	885
700	Series C, Rev., 5.00%, 05/15/2024	859
3,380	Series D, Rev., AMT, 5.00%, 05/15/2022	3,955
2,700	Series D, Rev., AMT, 5.00%, 05/15/2027	3,262
1,950	Series D, Rev., AMT, 5.00%, 05/15/2028	2,330
2,550	Series D, Rev., AMT, 5.00%, 05/15/2029	3,017
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 07/01/2019	10,406
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.00%, 07/01/2027	1,225

		80,462

	Utility — 1.9%
3,000	Anaheim Housing & Public Improvements Authority, Electric Utility Distribution Systems Refunding & Improvements, Series A, Rev., 5.00%, 10/01/2032	3,439

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
3,500	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series E, Rev., 1.75%, 06/01/2022 (z)	3,539
10,000	California State Department of Water Resources, Central Valley Project Water System, Series AU, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%, 8.00% Cap), 1.01%, 09/07/2017 (aa)	10,000
	City of Los Angeles Department of Water & Power, Power System,
10,000	Series B, Rev., 5.00%, 12/01/2018	10,492
10,800	Subseries B-3, Rev., VRDO, 0.69%, 09/01/2017 (z)	10,800
7,000	Southern California Public Power Authority, Magnolia Power Project, Series 1, Rev., 2.00%, 07/01/2020 (w)	7,139
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.00%, 07/01/2026	1,152
400	Walnut Energy Center Authority, Series A, Rev., 5.00%, 01/01/2023	479

		47,040

	Water & Sewer — 3.3%
	Burlingame Financing Authority Water & Wastewater,
250	Rev., 4.00%, 04/01/2020	270
200	Rev., 4.00%, 04/01/2021	222
130	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.00%, 12/01/2017 (p)	132
15,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.00%, 05/01/2019	16,052
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.00%, 06/01/2018	1,549
1,250	Series A, Rev., 5.00%, 06/01/2019	1,343
2,750	Series A, Rev., 5.00%, 06/01/2022	3,257
	County of San Mateo, Silicon Valley Clean Water,
400	Rev., 4.00%, 02/01/2019	418
320	Rev., 5.00%, 02/01/2018	326
400	Rev., 5.00%, 08/01/2028	488
390	Rev., 5.00%, 08/01/2029	472
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.00%, 06/01/2020	3,334
9,775	Series A, Rev., 5.00%, 06/01/2028	12,431
2,330	Series B, Rev., 5.00%, 06/01/2019	2,501

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
	Eastern Municipal Water District, Water & Wastewater,
2,530	Series C, Rev., 5.00%, 07/01/2021	2,918
1,700	Series C, Rev., 5.00%, 07/01/2022	2,021
2,000	Series C, Rev., 5.00%, 07/01/2023	2,434
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.00%, 07/01/2018	4,143
8,000	Series A, Rev., 5.00%, 07/01/2019	8,618
5,000	Series C, Rev., 5.00%, 07/01/2018	5,179
6,105	Series C-1, Rev., 3.00%, 10/01/2019 (z)	6,330
5,000	Orange County Sanitation District, Wastewater, Series A, Rev., 5.00%, 02/01/2030	6,231

		80,669

	Total California	569,014

	Colorado — 1.2%
	Certificate of Participation/Lease — 0.4%
	City of Aurora,
125	COP, 3.00%, 12/01/2020	133
300	COP, 4.00%, 12/01/2021	334
375	COP, 4.00%, 12/01/2022	425
200	COP, 4.00%, 12/01/2024	230
475	COP, 5.00%, 12/01/2028	581
525	COP, 5.00%, 12/01/2029	637
375	COP, 5.00%, 12/01/2030	452
	City of Longmont,
100	Series A, COP, 5.00%, 12/01/2021	115
100	Series A, COP, 5.00%, 12/01/2022	117
100	Series A, COP, 5.00%, 12/01/2024	119
	County of Boulder, Flood Reconstruction Projects,
720	COP, 5.00%, 12/01/2022	808
500	COP, 5.00%, 12/01/2023	560
500	COP, 5.00%, 12/01/2025	560
	County of Eagle,
500	COP, 3.00%, 12/01/2018	513
200	COP, 5.00%, 12/01/2022	235
	State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement,
250	COP, 3.00%, 06/15/2020	263
1,000	COP, 3.00%, 06/15/2021	1,066
450	COP, 5.00%, 06/15/2023	538
300	COP, 5.00%, 06/15/2024	364
615	COP, 5.00%, 06/15/2025	756

		8,806

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — 0.3%
650	Board of Governors of the University of Colorado, Enterprise System, Series B, Rev., 5.00%, 03/01/2029	798
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.00%, 06/01/2022	3,709
2,300	Series B-1, Rev., 5.00%, 06/01/2023	2,766

		7,273

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.00%, 12/01/2022	342
500	GO, 5.00%, 12/01/2026	603
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.00%, 12/01/2018	1,039

		1,984

	Hospital — 0.1%
2,620	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	2,769

	Other Revenue — 0.0% (g)
	Denver Convention Center Hotel Authority,
375	Rev., 4.00%, 12/01/2019	397
500	Rev., 4.00%, 12/01/2020	539

		936

	Prerefunded — 0.2%
3,700	Regional Transportation District, Series A, COP, 5.00%, 06/01/2020 (p)	4,103

	Transportation — 0.1%
2,500	E-470 Public Highway Authority, Senior LIBOR Index, Series A, Rev., (1 Month LIBOR + 0.90%, 10.00% Cap), 1.73%, 09/07/2017 (aa)	2,517

	Water & Sewer — 0.0% (g)
1,000	Board of Water Works of Pueblo, Water, Rev., 2.00%, 11/01/2018	1,013

	Total Colorado	29,401

	Connecticut — 3.1%
	Education — 1.4%
15,000	State of Connecticut, Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., (1 Month LIBOR + 0.95%, 12.00% Cap), 1.79%, 10/02/2017 (aa)	14,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
18,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., (1 Month LIBOR + 0.55%, 12.00% Cap), 1.38%, 10/02/2017 (aa)	18,761

		33,760

	General Obligation — 1.3%
23,000	Hartford County, Connecticut Metropolitan District, Series B, GO, BAN, 3.00%, 08/01/2018	23,312
6,500	State of Connecticut, Series B, GO, 5.00%, 05/15/2021	7,283
1,500	State of Connecticut, SIFMA Index, Series B, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.49%, 10.00% Cap), 1.28%, 09/07/2017 (aa)	1,500

		32,095

	Special Tax — 0.4%
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.00%, 12/01/2017	4,309
5,750	Series B, Rev., 5.00%, 12/01/2017	5,809

		10,118

	Total Connecticut	75,973

	Delaware — 0.4%
	Education — 0.4%
10,410	University of Delaware, Rev., VRDO, 0.61%, 09/01/2017 (z)	10,410

	General Obligation — 0.0% (g)
120	State of Delaware, GO, 5.00%, 07/01/2019	129

	Total Delaware	10,539

	District of Columbia — 0.4%
	Hospital — 0.1%
	District of Columbia Children’s Hospital,
1,100	Rev., 5.00%, 07/15/2020	1,219
500	Rev., 5.00%, 07/15/2021	570
850	Rev., 5.00%, 07/15/2022	992

		2,781

	Transportation — 0.3%
1,475	Metropolitan Washington Airports Authority, Airport System, Series C, Rev., 5.00%, 10/01/2021	1,698
5,060	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2029	6,259

		7,957

	Total District of Columbia	10,738

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — 1.0%
	Certificate of Participation/Lease — 0.4%
	School Board of Duval County,
1,035	Series B, COP, 5.00%, 07/01/2019	1,109
750	Series B, COP, 5.00%, 07/01/2021	854
	Seminole County School Board,
295	Series A, COP, 4.00%, 07/01/2018	303
200	Series A, COP, 5.00%, 07/01/2019	214
210	Series A, COP, 5.00%, 07/01/2020	232
	St. Johns County School Board, Master Lease Program,
1,500	COP, 5.00%, 07/01/2019	1,611
2,000	COP, 5.00%, 07/01/2020	2,220
1,750	COP, 5.00%, 07/01/2021	1,998
750	St. Lucie County School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2019	803

		9,344

	Education — 0.1%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.00%, 07/01/2020	1,843

	General Obligation — 0.2%
1,000	Reedy Creek Improvement District, Series B, GO, 4.00%, 06/01/2019	1,052
3,085	The School Board of Miami-Dade County, GO, 5.00%, 03/15/2020	3,391

		4,443

	Hospital — 0.0% (g)
150	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre, Rev., 4.00%, 11/15/2017	151

	Other Revenue — 0.0% (g)
1,000	Lee County, Rev., 5.00%, 10/01/2017	1,003
275	The School Board of Escambia County, Sales Tax, Rev., 5.00%, 09/01/2024	334

		1,337

	Prerefunded — 0.2%
230	Florida State Municipal Power Agency, Series A, Rev., 5.00%, 10/01/2018 (p)	240
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.63%, 08/15/2018 (p)	4,706

		4,946

	Transportation — 0.1%
550	City of Jacksonville, Series B, Rev., 5.00%, 10/01/2017	552

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.00%, 07/01/2020	1,720
625	Series A, Rev., 5.00%, 07/01/2022	730

		3,002

	Total Florida	25,066

	Georgia — 2.6%
	Education — 0.2%
	Gwinnett County Development Authority, Gwinnett College Student Housing Project,
250	Series A, Rev., 5.00%, 07/01/2023	296
500	Series A, Rev., 5.00%, 07/01/2024	601
725	Series A, Rev., 5.00%, 07/01/2025	881
700	Series A, Rev., 5.00%, 07/01/2026	860
1,000	Series A, Rev., 5.00%, 07/01/2027	1,235

		3,873

	General Obligation — 1.7%
1,000	City of Atlanta, Series A, GO, 4.00%, 12/01/2019	1,069
1,400	County of Sumter, Sales Tax, GO, 4.00%, 12/01/2018	1,454
	Douglas County, Sales Tax,
500	GO, 5.00%, 04/01/2018	512
1,120	GO, 5.00%, 04/01/2019	1,193
	State of Georgia,
6,750	Series E, GO, 5.00%, 12/01/2025	8,494
14,800	Series I, GO, 5.00%, 07/01/2018	15,321
1,250	Series I, GO, 5.00%, 07/01/2019	1,345
8,165	Series I, GO, 5.00%, 07/01/2021	9,387
4,270	Series J-2, GO, 4.00%, 11/01/2017	4,293

		43,068

	Housing — 0.0% (g)
700	Georgia Housing & Finance Authority, Single Family, Series A-4, Rev., 0.90%, 12/01/2017	700

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., 2.00%, 06/21/2018 (z)	4,028

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.4%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.00%, 07/01/2027	1,203
1,000	Series A-1, Rev., 5.00%, 07/01/2028	1,194
750	Series A-1, Rev., 5.00%, 07/01/2029	889
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.00%, 10/01/2022	5,824

		9,110

	Water & Sewer — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., (1 Month LIBOR + 1.50%, 10.00% Cap), 2.33%, 09/07/2017 (aa)	3,021

	Total Georgia	63,800

	Guam — 0.0% (g)
	Other Revenue — 0.0% (g)
750	Government of Guam, Limited Obligation Section 30, Series A, Rev., 5.00%, 12/01/2018	782

	Hawaii — 1.0%
	General Obligation — 1.0%
	City & County of Honolulu,
1,500	Series A, GO, 5.00%, 10/01/2018	1,568
3,700	Series B, GO, 5.00%, 10/01/2018	3,868
	State of Hawaii,
10,160	Series DY, GO, 5.00%, 02/01/2020	11,146
7,640	Series EF, GO, 5.00%, 11/01/2021	8,849

	Total Hawaii	25,431

	Idaho — 0.0% (g)
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.00%, 04/01/2022	659

	Illinois — 3.2%
	Education — 0.3%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., 1.55%, 02/13/2020 (z)	5,054
	Illinois Finance Authority, Depaul University,
200	Rev., 5.00%, 10/01/2023	238
340	Rev., 5.00%, 10/01/2024	409
300	Rev., 5.00%, 10/01/2025	364
250	Rev., 5.00%, 10/01/2028	298

		6,363

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 1.0%
5,000	City of Chicago, Series C, GO, 5.00%, 01/01/2022	5,461
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.00%, 12/01/2019	5,160
5	Cook County Township High School District No. 225, Series A, GO, 5.00%, 12/01/2023	6
	County of Dupage, Courthouse Project,
335	GO, 5.00%, 01/01/2024	403
525	GO, 5.00%, 01/01/2027	640
250	GO, 5.00%, 01/01/2028	302
	County of Winnebago, Public Safety,
3,065	Series A, GO, 4.00%, 12/30/2019	3,262
395	Series A, GO, 4.00%, 12/30/2019 (p)	422
2,800	DuPage County Forest Preserve District, GO, 5.00%, 01/01/2021	3,155
355	Kane & DeKalb Counties Community Unit School District No. 301, GO, 5.00%, 01/01/2027	434
2,000	Lake & McHenry Counties Community Unit School District No. 118, GO, 5.00%, 01/01/2024	2,378
	Lincoln Land Community College District No. 526,
440	GO, 4.00%, 12/15/2022	484
305	GO, 5.00%, 12/15/2021	350
300	McHenry County, Woodstock Community Unit School District No. 200, GO, 5.00%, 01/15/2021	337
2,500	State of Illinois, GO, 4.00%, 02/01/2018	2,524

		25,318

	Hospital — 0.7%
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., 5.00%, 01/15/2020 (z)	6,538
1,500	Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital, Rev., 5.00%, 08/15/2027	1,846
3,750	Illinois Finance Authority, Ascension Health Alliance Senior Credit Group, Series E-2, Rev., 1.75%, 04/01/2021 (z)	3,805
2,500	Illinois Finance Authority, Edward-Elmhurst Healthcare, Series A, Rev., 5.00%, 01/01/2030	2,854
	Illinois Finance Authority, Silver Cross Hospital & Medical Centers,
150	Series C, Rev., 5.00%, 08/15/2021	168
500	Series C, Rev., 5.00%, 08/15/2022	569

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
2,000	Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group, Series A, Rev., 5.00%, 02/15/2027	2,406

		18,186

	Other Revenue — 0.5%
1,550	Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital, Rev., 5.00%, 08/15/2026	1,897
	State of Illinois, Junior Obligation,
2,745	Rev., 5.00%, 06/15/2018	2,831
6,075	Rev., 5.00%, 06/15/2020	6,646

		11,374

	Transportation — 0.4%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
1,460	Series A, Rev., AMT, 5.00%, 01/01/2020	1,589
2,580	Series A, Rev., AMT, 5.00%, 01/01/2021	2,886
500	Series B, Rev., 5.00%, 01/01/2020	545
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.00%, 12/01/2017	5,053

		10,073

	Utility — 0.2%
4,500	Illinois Municipal Electric Agency, Power Supply System, Series A, Rev., 5.00%, 02/01/2019	4,747

	Water & Sewer — 0.1%
2,515	Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 01/01/2019 (w)	2,649

	Total Illinois	78,710

	Indiana — 1.2%
	Education — 0.2%
265	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement, Rev., 5.00%, 07/15/2018	274
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.00%, 02/01/2019	1,234
	New Albany Floyd County School Building Corp.,
700	Rev., 5.00%, 07/15/2021	798
835	Rev., 5.00%, 07/15/2022	976

		3,282

	Hospital — 0.4%
10,000	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.78%, 09/07/2017 (z)	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.5%
1,000	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 08/01/2023	1,188
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.00%, 02/01/2018	3,135
5,500	Series B, Rev., 5.00%, 02/01/2019	5,826
1,600	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	1,600
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, 5.25%, 07/01/2019 (p)	810

		12,559

	Utility — 0.1%
	Indiana Municipal Power Agency, Power Supply System,
1,000	Series A, Rev., 5.00%, 01/01/2018	1,014
1,250	Series A, Rev., 5.00%, 01/01/2019	1,316

		2,330

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.00%, 07/01/2019	664

	Total Indiana	28,835

	Kansas — 0.7%
	General Obligation — 0.4%
	Butler County Unified School District No. 385, School Building,
4,000	GO, 4.00%, 09/01/2028	4,552
2,000	GO, 4.00%, 09/01/2029	2,253
2,000	GO, 4.00%, 09/01/2031	2,223
200	Butler County, Unified School District No. 375, GO, 4.00%, 09/01/2024	221

		9,249

	Hospital — 0.0% (g)
	University of Kansas Hospital Authority, Health System,
275	Series A, Rev., 5.00%, 03/01/2024	332
350	Series A, Rev., 5.00%, 03/01/2027	432

		764

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
	Kansas State Department Transportation Highway,
2,000	Series B-3, Rev., (1 Month LIBOR + 0.24%, 10.00% Cap), 1.07%, 10/02/2017 (aa)	2,000
3,400	Series C, Rev., 5.00%, 09/01/2017	3,400

		5,400

	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.00%, 10/01/2022	2,607

	Total Kansas	18,020

	Kentucky — 0.7%
	Education — 0.5%
	Boyle County Educational Facilities, Centre College,
1,185	Rev., 5.00%, 06/01/2024	1,411
1,075	Rev., 5.00%, 06/01/2025	1,294
6,980	University of Kentucky, Series D, Rev., 5.00%, 10/01/2021	8,071

		10,776

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	2,980

	Prerefunded — 0.1%
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.13%, 02/01/2018 (p)	2,556

	Transportation — 0.0% (g)
345	Louisville Regional Airport Authority, Airport System, Series B, Rev., 4.00%, 07/01/2018	354

	Total Kentucky	16,666

	Louisiana — 1.1%
	General Obligation — 0.3%
	State of Louisiana,
360	Series A, GO, 5.00%, 08/01/2019 (p)	388
7,000	Series B, GO, 5.00%, 11/15/2018	7,342

		7,730

	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
300	Rev., 3.00%, 05/15/2018	304
400	Rev., 5.00%, 05/15/2023	471

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
500	Rev., 5.00%, 05/15/2024	597
600	Rev., 5.00%, 05/15/2025	719

		2,091

	Other Revenue — 0.4%
670	Jefferson Sales Tax District, Series B, Rev., AGM, 5.00%, 12/01/2030	808
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., (1 Month LIBOR + 0.47%, 12.00% Cap), 1.34%, 10/02/2017 (aa)	9,518

		10,326

	Transportation — 0.0% (g)
100	New Orleans Aviation Board, General Airport, North Terminal Project, Series A, Rev., 5.00%, 01/01/2023	118

	Water & Sewer — 0.3%
1,100	City of New Orleans, Rev., 5.00%, 12/01/2018	1,153
4,690	East Baton Rouge Sewerage Commission, Series A, Rev., (1 Month LIBOR + 0.50%, 12.00% Cap), 1.37%, 10/02/2017 (aa)	4,682

		5,835

	Total Louisiana	26,100

	Maine — 0.3%
	General Obligation — 0.3%
6,000	State of Maine, Series B, GO, 5.00%, 06/01/2018	6,193

	Maryland — 2.5%
	Education — 0.5%
6,660	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue, Series D, Rev., VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	6,660
750	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Rev., 5.00%, 07/01/2022	877
5,540	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.00%, 04/01/2020	6,114

		13,651

	General Obligation — 1.8%
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.00%, 08/01/2019	2,158
	State of Maryland, State & Local Facilities Loan,
12,795	Series A, GO, 5.00%, 08/01/2020	14,284
17,780	Series B, GO, 5.00%, 03/15/2018	18,188

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
7,550	State of Maryland, State & Local Facilities Loan of 2017, First Series, Series A, GO, 5.00%, 03/15/2026	9,505

		44,135

	Prerefunded — 0.2%
4,335	State of Maryland, State & Local Facilities Loan, Series C, GO, 5.00%, 03/01/2019 (p)	4,607

	Total Maryland	62,393

	Massachusetts — 5.4%
	Education — 1.9%
46,900	Massachusetts State Health & Educational Facilities Authority, Tufts University, Series N-1, Rev., VRDO, 0.65%, 09/01/2017 (z)	46,900

	General Obligation — 2.4%
	City of Boston,
6,820	Series A, GO, 5.00%, 03/01/2022	7,989
7,360	Series A, GO, 5.00%, 03/01/2023	8,840
	Commonwealth of Massachusetts,
25,000	Series A, GO, 2.00%, 04/23/2018	25,194
13,000	Series B, GO, VRDO, 0.60%, 09/01/2017 (z)	13,000
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.00%, 04/01/2018	4,392

		59,415

	Hospital — 0.0% (g)
450	Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group, Series I, Rev., 5.00%, 07/01/2018	464
500	Massachusetts State Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2026	556

		1,020

	Other Revenue — 0.1%
3,250	Massachusetts Development Finance Agency, Caregroup, Series H-1, Rev., 5.00%, 07/01/2019	3,480

	Prerefunded — 0.3%
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.00%, 07/01/2018 (p)	7,847

	Transportation — 0.1%
100	Commonwealth of Massachusetts, Rail Enhancement Program, Series A, Rev., 5.00%, 06/01/2020	111

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
1,200	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.78%, 09/07/2017 (z)	1,200

		1,311

	Water & Sewer — 0.6%
6,775	Massachusetts Water Pollution Abatement Trust, Rev., 5.00%, 08/01/2025	8,469
4,545	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.25%, 08/01/2026	5,840

		14,309

	Total Massachusetts	134,282

	Michigan — 1.0%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.43%, 12.00% Cap), 1.22%, 09/07/2017 (aa)	5,006

	General Obligation — 0.2%
1,000	Kalamazoo Public Schools, GO, 5.00%, 05/01/2022	1,165
	Troy School District, School Building & Site,
875	GO, Q-SBLF, 4.00%, 05/01/2018	894
650	GO, Q-SBLF, 5.00%, 05/01/2019	694
500	GO, Q-SBLF, 5.00%, 05/01/2020	552
550	GO, Q-SBLF, 5.00%, 05/01/2021	626
500	GO, Q-SBLF, 5.00%, 05/01/2022	585

		4,516

	Hospital — 0.1%
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.00%, 11/15/2027	2,692

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,600	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	2,581

	Other Revenue — 0.1%
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.00%, 11/01/2018	1,334
675	Series B, Rev., 4.00%, 11/01/2019	716
455	Series B, Rev., 4.00%, 11/01/2020	492

		2,542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.2%
5,055	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.00%, 10/01/2017 (p)	5,073

	Water & Sewer — 0.1%
350	City of Grand Rapids, Sanitary Sewer System Improvement, Rev., 5.00%, 01/01/2022	408
2,250	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.00%, 10/01/2021	2,605

		3,013

	Total Michigan	25,423

	Minnesota — 0.9%
	Education — 0.2%
350	Minnesota Higher Education Facilities Authority, Series L, Rev., 4.00%, 04/01/2020	375
4,500	University of Minnesota, Series A, Rev., 5.75%, 07/01/2018 (p)	4,685

		5,060

	General Obligation — 0.5%
11,885	State of Minnesota, Series A, GO, 5.00%, 08/01/2018	12,345

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.00%, 01/01/2018	761
220	Series A, Rev., 5.00%, 01/01/2020	240
1,000	Series A, Rev., 5.00%, 01/01/2022	1,161

		2,162

	Utility — 0.1%
	Western Minnesota Municipal Power Agency, Power Supply,
1,500	Series A, Rev., 5.00%, 01/01/2023	1,779
1,000	Series A, Rev., 5.00%, 01/01/2024	1,208

		2,987

	Total Minnesota	22,554

	Mississippi — 0.3%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 4.00%, 08/01/2018	1,795

	General Obligation — 0.1%
2,500	State of Mississippi, Series F, GO, 5.25%, 10/01/2023	3,063

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
	Mississippi Development Bank, Rankin County Bond Project,
750	Rev., 5.00%, 03/01/2023	886
1,080	Rev., 5.00%, 03/01/2024	1,293

		2,179

	Total Mississippi	7,037

	Missouri — 2.7%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.00%, 12/01/2021	1,157

	Education — 0.2%
	Health & Educational Facilities Authority,
450	Rev., 4.00%, 10/01/2018	465
625	Rev., 4.00%, 10/01/2019	663
300	Rev., 4.00%, 10/01/2020	326
300	Rev., 4.00%, 10/01/2021	332
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
950	Rev., 5.00%, 01/01/2018	963
855	Rev., 5.00%, 01/01/2019	902
225	Rev., 5.00%, 01/01/2021	254

		3,905

	General Obligation — 0.1%
1,300	City of Kansas, Improvement & Refunding, Series A, GO, 5.00%, 02/01/2023	1,515
350	County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.00%, 03/01/2022	410
325	School District of the City of Ladue, GO, 4.00%, 03/01/2021	359
	The School District of the City of Independence, Missouri Direct Deposit Program,
375	GO, 4.00%, 03/01/2028	430
400	GO, 4.00%, 03/01/2029	454

		3,168

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
550	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 07/01/2023	621
2,045	State of Missouri, Environmental Improvement & Energy Residual Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.00%, 01/01/2024	2,381

		3,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.7%
350	City of Springfield, Series A, Rev., 4.00%, 09/01/2018	361
17,555	County of Jackson, Harry S. Truman Sports Complex Project, Rev., 5.00%, 12/01/2021	20,213
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.00%, 08/15/2019	2,160
19,085	Missouri Development Finance Board, Nelson Gallery Foundation, Series A, Rev., VRDO, 0.80%, 09/01/2017 (z)	19,085

		41,819

	Prerefunded — 0.2%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.00%, 12/01/2017 (p)	2,926
2,205	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 01/01/2021 (p)	2,494

		5,420

	Transportation — 0.3%
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.00%, 09/01/2017	2,500
1,250	Series B, Rev., 5.00%, 09/01/2018	1,301
	Missouri Airport Refunding, Lambert St. Louis International Airport,
1,575	Rev., 5.00%, 07/01/2021	1,782
1,000	Rev., 5.00%, 07/01/2022	1,157
1,080	Rev., 5.00%, 07/01/2023	1,271

		8,011

	Total Missouri	66,482

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.00%, 08/01/2021	795
1,000	GO, 5.00%, 08/01/2022	1,185
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.00%, 06/15/2020	722

	Total Montana	2,702

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Nebraska — 0.6%
	Utility — 0.6%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.00%, 09/01/2017	2,000
9,750	Omaha Public Power District, Electric System, Series A, Rev., 5.00%, 02/01/2028	12,017

	Total Nebraska	14,017

	Nevada — 0.1%
	Other Revenue — 0.1%
1,250	County of Clark, Series A, Rev., 4.00%, 07/01/2018	1,283

	New Hampshire — 0.4%
	General Obligation — 0.2%
2,880	State of New Hampshire, Series A, GO, 5.00%, 03/01/2026	3,553

	Other Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
440	Series A, Rev., 4.00%, 02/15/2018	447
900	Series A, Rev., 4.00%, 08/15/2018	928
520	Series A, Rev., 5.00%, 02/15/2019	551
2,985	Series A, Rev., 5.00%, 08/15/2019	3,225

		5,151

	Total New Hampshire	8,704

	New Jersey — 1.5%
	Certificate of Participation/Lease — 0.1%
	County of Middlesex, Civic Square II Redevelopment Associates LLC,
610	COP, 4.00%, 06/15/2027	701
1,750	COP, 4.00%, 06/15/2029	1,955

		2,656

	Education — 0.1%
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.25%, 12/15/2020	1,095
750	New Jersey Educational Facilities Authority, Rev., 5.00%, 06/01/2018	770

		1,865

	General Obligation — 0.7%
1,425	City of Bayonne, State of New Jersey Qualified General Improvement, GO, 5.00%, 07/01/2026	1,707
	County of Passaic,
3,030	GO, 5.00%, 02/01/2019	3,206
1,685	GO, 5.00%, 02/01/2020	1,847
90	GO, 5.00%, 02/01/2021	102

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	State of New Jersey,
525	GO, AGM, 4.00%, 02/15/2020	561
10,075	Series Q, GO, 5.00%, 08/15/2020	11,091
425	Township of South Brunswick, GO, 5.00%, 09/01/2022	499

		19,013

	Other Revenue — 0.1%
2,225	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.00%, 09/01/2018	2,319

	Prerefunded — 0.1%
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.00%, 12/15/2018 (p)	1,792

	Transportation — 0.4%
5,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.79%, 09/07/2017 (aa)	5,428
4,000	New Jersey Turnpike Authority, Series B-3, Rev., (1 Month LIBOR + 0.57%, 10.00% Cap), 1.40%, 10/02/2017 (aa)	4,000

		9,428

	Total New Jersey	37,073

	New Mexico — 0.1%
	Housing — 0.1%
2,500	County of Bernalillo, Arroyo Vista Apartments Project, Rev., 1.40%, 03/01/2019 (z)	2,508

	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.00%, 06/01/2021	916

	Total New Mexico	3,424

	New York — 13.1%
	Education — 0.3%
	New York State Dormitory Authority, Columbia University,
585	Series B, Rev., 5.00%, 10/01/2021	678
2,500	Series B, Rev., 5.00%, 10/01/2023	3,047
500	New York State Dormitory Authority, Fordham University, Series B, Rev., 5.00%, 10/01/2024	620
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.00%, 07/01/2024	1,338

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	Schenectady County Capital Resource Corp., Union College Project,
960	Rev., 5.00%, 01/01/2024	1,160
400	Rev., 5.00%, 01/01/2025	491

		7,334

	General Obligation — 2.3%
2,410	Bedford Central School District, GO, 5.00%, 11/15/2022	2,878
3,860	City of New York, Fiscal Year 2012, Subseries G-1, GO, 5.00%, 04/01/2020	4,255
3,695	City of New York, Fiscal Year 2013, Series B, GO, 4.00%, 08/01/2019	3,912
6,250	City of New York, Fiscal Year 2014, Series K, GO, 5.00%, 08/01/2019	6,735
27,585	City of New York, Fiscal Year 2015, Subseries F-5, GO, VRDO, LIQ: Barclays Bank plc, 0.81%, 09/01/2017 (z)	27,585
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.00%, 10/15/2017	1,807
2,030	GO, 4.00%, 10/15/2019	2,160
285	County of Allegany, Public Improvement, GO, 4.00%, 09/15/2019	303
1,605	County of Suffolk, Town of Brookhaven, GO, 5.00%, 03/15/2023	1,941
2,025	Hampton Bays Union Free School District, GO, 5.00%, 09/15/2022	2,395
	Town of East Hampton,
1,000	GO, 5.00%, 05/15/2021	1,149
1,000	GO, 5.00%, 05/15/2023	1,213
1,550	White Plains City School District, GO, 5.00%, 05/15/2024	1,901

		58,234

	Hospital — 0.1%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.00%, 07/01/2018	1,032
550	Rev., 5.00%, 07/01/2021	623
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.00%, 07/01/2023	934

		2,589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., 2.00%, 05/01/2020 (z)	3,042

	Other Revenue — 3.7%
	Battery Park City Authority,
3,450	Series A, Rev., 3.00%, 11/01/2018	3,545
2,500	Series A, Rev., 4.00%, 11/01/2019	2,677
500	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Series A, Rev., 5.00%, 07/15/2020	549
500	City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project, Rev., 5.00%, 08/01/2020	552
2,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.79%, 09/07/2017 (z)	2,000
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.00%, 02/01/2020	3,017
2,120	Subseries A-1, Rev., 5.00%, 11/01/2017	2,135
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.00%, 11/01/2017 (p)	1,501
3,700	Series A, Subseries A-1, Rev., 5.00%, 11/01/2020	4,161
4,170	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018, Rev., 5.00%, 11/01/2026	5,249
5,000	New York Convention Center Development Corp. Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2026	6,166
	New York Local Government Assistance Corp., Subordinated Lien,
2,845	Series A-5/6, Rev., 5.00%, 04/01/2018	2,916
1,500	Series A-5/6, Rev., 5.50%, 04/01/2019	1,611
	New York State Dormitory Authority, State Sales Tax,
3,000	Series A, Rev., 5.00%, 03/15/2018	3,069
2,000	Series A, Rev., 5.00%, 03/15/2021	2,280
10,180	New York State Environmental Facilities Corp., Green Bonds, Series D, Rev., 5.00%, 09/15/2021	11,807

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.00%, 10/15/2019	9,268
15,405	Series A, Rev., 5.00%, 10/15/2020	17,326
4,800	Series A, Rev., 5.00%, 10/15/2022	5,720
4,500	Series A, Rev., 5.00%, 10/15/2025	5,580

		91,129

	Prerefunded — 0.2%
4,305	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Rev., 6.38%, 01/15/2020 (p)	4,862

	Special Tax — 0.8%
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.00%, 08/15/2021	1,279
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.00%, 03/15/2018	17,538

		18,817

	Transportation — 4.4%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.00%, 01/01/2020	508
815	Rev., 5.00%, 01/01/2021	919
225	Rev., 5.00%, 01/01/2026	279
200	Rev., 5.00%, 01/01/2027	250
250	Rev., 5.00%, 01/01/2028	310
375	Rev., 5.00%, 01/01/2029	461
	Metropolitan Transportation Authority,
11,000	Series C, Rev., 4.00%, 11/15/2020 (z)	11,909
2,770	Series D, Rev., 5.00%, 11/15/2018	2,910
2,500	Series D-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.36%, 10.00% Cap), 1.15%, 09/07/2017 (aa)	2,500
1,435	Subseries A-1, Rev., 5.00%, 11/15/2020	1,616
2,000	Subseries C-1, Rev., 5.00%, 11/15/2019	2,179
3,000	Subseries C-1, Rev., 5.00%, 11/15/2024	3,661
4,000	Metropolitan Transportation Authority, Green Bonds, Series B-2, Rev., 4.00%, 11/15/2032	4,461
12,500	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2046	13,386
	New York State Thruway Authority,
32,125	Series A, Rev., 5.00%, 05/01/2019	34,273
4,200	Series J, Rev., 5.00%, 01/01/2018	4,258

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., AMT, 5.00%, 09/01/2017	2,500
	Port Authority of New York & New Jersey, Consolidated 205,
1,000	Rev., 5.00%, 11/15/2028	1,259
1,000	Rev., 5.00%, 11/15/2029	1,246
	Triborough Bridge & Tunnel Authority,
5,000	Series B, Rev., 5.00%, 11/15/2017	5,044
15,000	Subseries B-C, Rev., (1 Month LIBOR + 0.40%, 9.00% Cap), 1.23%, 10/02/2017 (aa)	14,977

		108,906

	Utility — 0.2%
5,000	Long Island Power Authority, Electric System, Series C, Rev., (1 Month LIBOR + 0.65%, 10.00% Cap), 1.52%, 10/02/2017 (aa)	5,007

	Water & Sewer — 1.0%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.00%, 06/15/2019	5,372
18,870	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD-3B, Rev., VRDO, 0.82%, 09/01/2017 (z)	18,870

		24,242

	Total New York	324,162

	North Carolina — 1.0%
	Education — 0.2%
4,265	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B, Rev., 5.00%, 10/01/2026	5,420
445	Winston-Salem State University Foundation LLC, Rev., AGM, 5.00%, 10/01/2023	532

		5,952

	General Obligation — 0.5%
2,230	City of Durham, Series C, GO, 5.00%, 07/01/2018	2,309
9,670	State of North Carolina, Series D, GO, 4.00%, 06/01/2020	10,476

		12,785

	Hospital — 0.0% (g)
350	Northern Hospital District of Surry County, Health Care Facilities, Rev., 3.00%, 10/01/2017	351

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
	County of Sampson, Limited Obligation,
615	Rev., 5.00%, 09/01/2026 (w)	761
800	Rev., 5.00%, 09/01/2029 (w)	982
260	Mecklenburg County Public Facilities Corp., Rev., 5.00%, 02/01/2027 (w)	327

		2,070

	Transportation — 0.2%
	City of Charlotte, Airport Revenue,
1,000	Series C, Rev., 4.00%, 07/01/2032	1,099
1,025	Series C, Rev., 5.00%, 07/01/2026	1,277
1,475	Series C, Rev., 5.00%, 07/01/2031	1,802

		4,178

	Total North Carolina	25,336

	Ohio — 1.5%
	Education — 0.1%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.00%, 12/01/2019	571
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.00%, 10/01/2018	620
675	Rev., 4.00%, 10/01/2019	718
1,000	Rev., 5.00%, 10/01/2020	1,119

		3,028

	General Obligation — 0.1%
200	City of Dublin, Various Purpose, GO, 4.00%, 12/01/2028	230
3,300	State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, 0.78%, 09/07/2017 (z)	3,300

		3,530

	Hospital — 0.9%
375	Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 5.00%, 11/15/2021	421
10,800	County of Allen, Mercy Health, Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.75%, 12.00% Cap), 1.54%, 09/07/2017 (aa)	10,795
	County of Lake, Hospital Facilities, Lake Hospital System, Inc.,
1,445	Rev., 5.00%, 08/15/2023	1,700
1,655	Rev., 5.00%, 08/15/2024	1,974

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
	State of Ohio, University Hospitals Health System, Inc.,
5,000	Series A, Rev., VRDO, 0.87%, 09/01/2017 (z)	5,000
2,500	Series B, Rev., VRDO, 0.87%, 09/01/2017 (z)	2,500

		22,390

	Other Revenue — 0.3%
1,165	County of Cuyahoga, Rev., 5.00%, 12/01/2022	1,389
1,000	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 06/01/2025	1,184
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.00%, 06/01/2022	232
	State of Ohio, Capital Facilities Lease-Appropriation,
1,000	Series A, Rev., 5.00%, 10/01/2018	1,045
1,000	Series A, Rev., 5.00%, 04/01/2023	1,195
875	Series A, Rev., 5.00%, 04/01/2024	1,064

		6,109

	Water & Sewer — 0.1%
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.00%, 12/01/2018	526
640	Series A, Rev., 5.00%, 12/01/2019	698
1,375	Series A, Rev., 5.00%, 12/01/2021	1,596

		2,820

	Total Ohio	37,877

	Oklahoma — 1.0%
	Education — 0.9%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.00%, 12/01/2018	581
850	Rev., 5.00%, 12/01/2019	918
3,900	Canadian County Educational Facilities Authority, Mustang Public Schools Project, Rev., 5.00%, 09/01/2026	4,799
7,380	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.00%, 07/01/2019	7,912

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	Comanche County Educational Facilities Authority, Elgin Public Schools Project,
825	Series A, Rev., 4.00%, 12/01/2023	925
1,220	Series A, Rev., 5.00%, 12/01/2027	1,477
1,600	Series A, Rev., 5.00%, 12/01/2029	1,933
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.00%, 09/01/2018	258
325	Rev., 5.00%, 09/01/2019	349
2,000	Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.00%, 09/01/2021	2,282

		21,434

	Other Revenue — 0.0% (g)
500	Cleveland County Justice Authority, Sales Tax, Detention Facility Project, Rev., 4.00%, 03/01/2020	520
700	Oklahoma Capitol Improvement Authority, Agency Facilities, Series C, Rev., 5.00%, 07/01/2019	751

		1,271

	Utility — 0.1%
1,785	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.80%, 14.00% Cap), 1.59%, 09/07/2017 (aa)	1,784

	Total Oklahoma	24,489

	Oregon — 1.2%
	General Obligation — 0.6%
4,205	Clackamas County School District No. 12, Series B, GO, 5.00%, 06/15/2030	5,196
2,000	State of Oregon, Article XI-Q State Projects, Series H, GO, 5.00%, 05/01/2021	2,288
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.00%, 11/01/2019	7,626

		15,110

	Hospital — 0.2%
5,000	Oregon State Facilities Authority, Providence Health & Services, Series C, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.88%, 12.00% Cap), 1.67%, 09/07/2017 (aa)	5,000

	Prerefunded — 0.3%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.25%, 04/01/2019 (p)	6,640

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.1%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.00%, 07/01/2023	1,198
1,595	Series 23, Rev., 5.00%, 07/01/2024	1,940

		3,138

	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.00%, 10/01/2023	48

	Total Oregon	29,936

	Pennsylvania — 5.3%
	Education — 0.7%
1,000	Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project, Rev., 2.00%, 04/30/2020 (z)	1,002
5,055	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University, Series B, Rev., 5.00%, 10/01/2022	6,010
	State Public School Building Authority, Community College of Philadelphia Project,
2,760	Rev., 5.00%, 06/15/2021	3,087
2,625	Rev., 5.00%, 06/15/2024	3,065
2,860	State Public School Building Authority, Montgomery County Community College, Rev., 5.00%, 05/01/2019	3,044

		16,208

	General Obligation — 0.5%
	City of Philadelphia,
2,000	Series A, GO, 5.00%, 08/01/2019	2,147
1,000	Series A, GO, 5.00%, 08/01/2020	1,106
4,500	Series A, GO, 5.00%, 08/01/2021	5,107
2,200	Commonwealth of Pennsylvania, First Series, GO, 5.00%, 07/01/2018	2,276
350	Schuylkill Valley School District, GO, 5.00%, 04/01/2022	407
1,045	Souderton Area School District, Series A, GO, 4.00%, 11/15/2018	1,084

		12,127

	Hospital — 1.0%
23,520	County of Montour, Geisinger Health System, Series B, Rev., VRDO, 0.79%, 09/01/2017 (z)	23,520
1,400	Southcentral General Authority, Hanover Hospital, Inc., Rev., 5.00%, 12/01/2026	1,615
380	Southcentral General Authority, Wellspan Health Obligation Group, Series A, Rev., 5.00%, 06/01/2024	460

		25,595

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.8%
14,950	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.00%, 07/01/2021	15,402
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.00%, 11/15/2017	5,044

		20,446

	Transportation — 0.9%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.47%, 09/07/2017 (aa)	4,997
1,525	Series A-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.50%, 12.00% Cap), 1.29%, 09/07/2017 (aa)	1,524
2,500	Subseries A-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.80%, 10.00% Cap), 1.59%, 09/07/2017 (aa)	2,500
	Pennsylvania Turnpike Commission, Motor License Fund Enhanced,
8,070	Rev., 5.00%, 06/01/2025	9,750
3,340	Rev., 5.00%, 06/01/2026	4,067

		22,838

	Utility — 0.3%
	Lehigh County Industrial Development Authority, Pollution Control,
4,000	Rev., 1.80%, 08/15/2022 (z)	4,002
2,500	Rev., 1.80%, 09/01/2022 (z)	2,505

		6,507

	Water & Sewer — 1.1%
	Allegheny County Sanitary Authority, Sewer,
3,500	Rev., 5.00%, 12/01/2021	4,019
3,000	Rev., 5.00%, 12/01/2022	3,520
4,000	Rev., 5.00%, 12/01/2023	4,779
	City of Philadelphia, Water & Wastewater,
8,530	Series A, Rev., 5.00%, 01/01/2020	9,315
1,510	Series A, Rev., 5.00%, 07/01/2022	1,768
2,595	Series A, Rev., 5.00%, 07/01/2024	3,147
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.00%, 09/01/2017	750

		27,298

	Total Pennsylvania	131,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Rhode Island — 0.2%
	General Obligation — 0.2%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.00%, 10/15/2018	1,046
1,475	Series A, GO, 5.00%, 10/15/2019 (p)	1,603
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.00%, 11/01/2019	1,087

		3,736

	Hospital — 0.0% (g)
365	Rhode Island Health & Educational Building Corp., Public Schools Financing Program, Town of Tiverton Issue, Rev., 5.00%, 05/15/2024	441

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
590	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Green Bonds, Series A, Rev., 5.00%, 10/01/2026	718

	Total Rhode Island	4,895

	South Carolina — 0.3%
	Education — 0.2%
3,840	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.00%, 12/01/2020	4,290

	General Obligation — 0.1%
	State of South Carolina,
1,310	Series B, GO, 5.00%, 04/01/2018	1,342
1,110	Series D, GO, 5.00%, 04/01/2018	1,138

		2,480

	Other Revenue — 0.0% (g)
	County of Charleston,
645	Rev., 5.00%, 12/01/2018	678
1,000	Rev., 5.00%, 12/01/2019	1,090

		1,768

	Total South Carolina	8,538

	South Dakota — 0.1%
	Education — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.00%, 11/01/2020	679
500	Series B, Rev., 4.00%, 11/01/2021	553
375	Series B, Rev., 5.00%, 11/01/2022	441

		1,673

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
500	Series B, Rev., 5.00%, 06/01/2019	535
485	Series B, Rev., 5.00%, 06/01/2021	551

		1,086

	Total South Dakota	2,759

	Tennessee — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
5,985	Memphis-Shelby County Industrial Development Board, Series B, Rev., 5.00%, 11/01/2028	7,292

	Other Revenue — 0.0% (g)
5	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.00%, 07/01/2020	6

	Utility — 0.0% (g)
800	City of Chattanooga, Electric System, Series A, Rev., 5.00%, 09/01/2022	948

	Total Tennessee	8,246

	Texas — 7.1%
	Education — 1.5%
1,000	Arlington Higher Education Finance Corp., Uplift Education, Series A, Rev., PSF-GTD, 4.00%, 12/01/2029	1,105
790	Austin Community College District, Combined Fee, Series A, Rev., 5.00%, 02/01/2021	887
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 3, Rev., (1 Month LIBOR + 0.85%, 12.00% Cap), 1.69%, 09/07/2017 (aa)	7,582
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.00%, 10/15/2018	817
5,365	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	5,365
1,520	Texas A&M University, Financing System, Series B, Rev., 5.00%, 05/15/2022	1,792
	Texas State University, Financing System,
5,100	Series A, Rev., 5.00%, 03/15/2030	6,231
4,365	Series A, Rev., 5.00%, 03/15/2032	5,266
6,735	University of Texas, Financing System, Series I, Rev., 5.00%, 08/15/2023	8,141

		37,186

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 2.5%
840	Argyle Independent School District, School Building, GO, PSF-GTD, 3.00%, 08/15/2019	873
1,630	Austin Independent School District, Series B, GO, 5.00%, 08/01/2022	1,925
	Austin Independent School District, School Building,
2,500	GO, PSF-GTD, 4.00%, 08/01/2031	2,794
2,500	GO, PSF-GTD, 4.00%, 08/01/2032	2,777
475	City of Abilene, Taylor & Jones Counties, GO, 5.00%, 02/15/2021	537
	City of Colony,
620	GO, 5.00%, 08/15/2019	669
610	GO, 5.00%, 08/15/2020	679
	City of Conroe,
1,130	Series A, GO, 4.00%, 03/01/2031 (w)	1,245
1,275	Series A, GO, 4.00%, 03/01/2032 (w)	1,392
270	Series A, GO, 5.00%, 03/01/2023 (w)	320
570	Series B, GO, 4.00%, 11/15/2030 (w)	638
1,110	Series B, GO, 4.00%, 11/15/2032 (w)	1,219
430	Series B, GO, 5.00%, 11/15/2023 (w)	517
1,045	City of Denton, GO, 5.00%, 02/15/2023	1,248
	City of El Paso, Refunding & Improvement,
530	GO, 5.00%, 08/15/2021	609
4,035	GO, 5.00%, 08/15/2025	4,964
	City of Fort Worth, Certificates of Obligation,
500	Series A, GO, 4.00%, 03/01/2018	508
785	Series A, GO, 4.00%, 03/01/2019	822
	City of Fort Worth, Refunding & Improvement, General Purpose,
1,000	GO, 4.00%, 03/01/2018	1,016
1,060	GO, 4.00%, 03/01/2019	1,110
	City of Lubbock, Waterworks System,
250	Series A, GO, 5.00%, 02/15/2022	291
595	Series A, GO, 5.00%, 02/15/2023	708
185	City of Mesquite, County of Dallas, GO, 4.00%, 02/15/2018	188
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.00%, 02/15/2018	358
5,000	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, PSF-GTD, 5.00%, 02/15/2025	6,183
1,240	Harlandale Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	1,523
4,000	Houston Independent School District, Limited Tax, Schoolhouse, GO, PSF-GTD, 5.00%, 02/15/2026	4,991

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Judson Independent School District,
420	GO, PSF-GTD, 4.00%, 02/01/2018	426
595	Series A, GO, 5.00%, 02/01/2019	629
500	Katy Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2023	597
	Southside Independent School District, School Building,
250	GO, PSF-GTD, 5.00%, 08/15/2022	295
150	GO, PSF-GTD, 5.00%, 08/15/2023	181
	State of Texas, Transportation Commission Mobility,
3,000	GO, 5.00%, 10/01/2019	3,258
17,500	Series B, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.38%, 9.00% Cap), 1.17%, 09/07/2017 (aa)	17,504

		62,994

	Other Revenue — 0.3%
	Austin Convention Enterprises, Inc., Convention Center Hotel First Tier,
500	Series A, Rev., 5.00%, 01/01/2021	557
750	Series A, Rev., 5.00%, 01/01/2022	856
800	Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier, Series B, Rev., 5.00%, 01/01/2021	883
4,700	Lower Colorado River Authority, Series B, Rev., 5.00%, 05/15/2023	5,499

		7,795

	Prerefunded — 0.3%
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.25%, 12/01/2018 (p)	6,053
60	Lower Colorado River Authority, Series B, Rev., 5.00%, 05/15/2022 (p)	71

		6,124

	Transportation — 0.5%
	City of Austin, Airport System,
1,095	Series B, Rev., AMT, 5.00%, 11/15/2026	1,330
585	Series B, Rev., AMT, 5.00%, 11/15/2027	704
630	Series B, Rev., AMT, 5.00%, 11/15/2028	753
2,500	Harris County, Toll Road, Senior Lien, Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.78%, 12.00% Cap), 1.57%, 09/07/2017 (aa)	2,501
500	Love Field Airport Modernization Corp., Rev., AMT, 5.00%, 11/01/2018	523

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
6,000	North Texas Tollway Authority System, First Tier, Series C, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.67%, 9.00% Cap), 1.46%, 09/07/2017 (aa)	6,008

		11,819

	Utility — 1.2%
5,800	City of Austin, Electric Utility System, Rev., AGM, 5.00%, 11/15/2020	5,851
	City of Cedar Park, Utility System,
820	Rev., 5.00%, 08/15/2021	941
560	Rev., 5.00%, 08/15/2022	658
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.00%, 05/15/2020	5,528
2,000	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2026	2,505
	City of San Antonio, Electric & Gas Systems, Junior Lien,
7,500	Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.38%, 8.00% Cap), 1.17%, 09/07/2017 (aa)	7,498
6,480	Series B, Rev., 2.00%, 12/01/2021 (z) (w)	6,601
	City of Victoria, Utility System,
160	Rev., 2.00%, 12/01/2018	162
150	Rev., 2.50%, 12/01/2019	155

		29,899

	Water & Sewer — 0.8%
	City of Austin, Water & Wastewater System,
2,985	Rev., 5.00%, 11/15/2028	3,757
3,350	Rev., 5.00%, 11/15/2029	4,175
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.00%, 10/01/2019	3,817
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.00%, 05/01/2018	184
205	Rev., 5.00%, 05/01/2019	218
245	Rev., 5.00%, 05/01/2020	270
265	Rev., 5.00%, 05/01/2021	300
380	Rev., 5.00%, 05/01/2024	456
	City of San Antonio, Water System, Junior Lien,
2,670	Series A, Rev., 4.00%, 05/15/2034	2,905
1,000	Series E, Rev., 5.00%, 05/15/2019	1,069
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.00%, 12/15/2019	1,127
1,500	Trinity River Authority Central Regional Wastewater System, Rev., 5.00%, 08/01/2018	1,558

		19,836

	Total Texas	175,653

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — 1.6%
	General Obligation — 0.4%
	State of Utah,
4,925	GO, 5.00%, 07/01/2021	5,664
4,855	Series C, GO, 5.00%, 07/01/2018	5,026

		10,690

	Other Revenue — 0.2%
	West Valley City Municipal Building Authority,
495	Rev., AGM, 4.00%, 02/01/2023	558
500	Rev., AGM, 4.00%, 02/01/2024	568
250	Rev., AGM, 5.00%, 02/01/2025	304
720	Rev., AGM, 5.00%, 02/01/2027	892
1,070	Rev., AGM, 5.00%, 02/01/2029	1,303
500	Rev., AGM, 5.00%, 02/01/2030	604
500	Rev., AGM, 5.00%, 02/01/2031	600

		4,829

	Transportation — 1.0%
	Salt Lake City Corp. Airport Revenue,
1,000	Series A, Rev., AMT, 5.00%, 07/01/2022	1,165
5,250	Series A, Rev., AMT, 5.00%, 07/01/2029	6,352
5,000	Series A, Rev., AMT, 5.00%, 07/01/2031	5,968
5,105	Series A, Rev., AMT, 5.00%, 07/01/2032	6,069
4,260	Series A, Rev., AMT, 5.00%, 07/01/2033	5,041

		24,595

	Total Utah	40,114

	Vermont — 0.1%
	Education — 0.1%
	University of Vermont & State Agricultural College,
750	Rev., 5.00%, 10/01/2021	862
855	Rev., 5.00%, 10/01/2022	1,008

		1,870

	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.00%, 12/01/2017	551
400	Series 3, Rev., 5.00%, 12/01/2021	464

		1,015

	Total Vermont	2,885

	Virginia — 3.2%
	Education — 0.1%
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.00%, 07/15/2019	3,123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 2.0%
3,940	City of Alexandria, Series A, GO, 4.25%, 06/15/2018	4,048
5,390	County of Arlington, Series B, GO, 5.00%, 08/15/2022	6,392
	County of Fairfax, Public Improvement,
5,590	Series A, GO, 5.00%, 10/01/2024	6,769
10,215	Series A, GO, 5.00%, 10/01/2025	12,332
6,000	Series A, GO, 5.00%, 10/01/2026	7,633
	Henrico County, Public Improvement,
5,115	Series A, GO, 5.00%, 08/01/2028	6,504
5,110	Series A, GO, 5.00%, 08/01/2029	6,446

		50,124

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.00%, 10/01/2018	2,224

	Other Revenue — 0.2%
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.00%, 11/01/2018	1,363
2,250	Virginia Resources Authority, Infrastructure Pooled Financing Program, Series C, Rev., 5.00%, 11/01/2020	2,528

		3,891

	Prerefunded — 0.2%
4,725	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 4.75%, 10/01/2017 (p)	4,741

	Water & Sewer — 0.6%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.00%, 11/01/2017	4,467
1,340	Rev., 5.00%, 11/01/2018	1,405
3,190	County of Fairfax, Sewer Revenue, Rev., 5.00%, 07/15/2019	3,436
5,615	Fairfax County Water Authority, Series B, Rev., 5.25%, 04/01/2024	6,992

		16,300

	Total Virginia	80,403

	Washington — 1.5%
	Certificate of Participation/Lease — 0.2%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.00%, 07/01/2018	2,643
3,125	Series D, COP, 5.00%, 07/01/2019	3,356

		5,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — 0.0% (g)
125	University of Washington, Rev., 1.75%, 04/01/2019	127

	General Obligation — 0.4%
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.00%, 12/01/2018	1,439
870	GO, 5.00%, 12/01/2019	947
2,730	King County School District No. 411, Issaquah, GO, 5.00%, 12/01/2032	3,311
1,400	Snohomish County School District No. 002, Everett Refunding, GO, 4.00%, 12/01/2017	1,411
300	State of Washington, Various Purpose, Series R-2011A, GO, 5.00%, 01/01/2023	339
	Whatcom County School District No. 501 Bellingham,
1,000	GO, 5.00%, 12/01/2031	1,233
715	GO, 5.00%, 12/01/2032	877

		9,557

	Other Revenue — 0.2%
5,000	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-2A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.70%, 12.00% Cap), 1.49%, 09/07/2017 (aa)	5,011

	Transportation — 0.3%
	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax,
685	Series S-1, Rev., 5.00%, 11/01/2023	836
720	Series S-1, Rev., 5.00%, 11/01/2024	892
2,000	Series S-1, Rev., 5.00%, 11/01/2034	2,400
4,000	Port of Seattle, Intermediate Lien, Series B, Rev., 5.00%, 03/01/2019	4,245

		8,373

	Utility — 0.4%
7,500	City of Seattle, Municipal Light & Power, Series B-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.47%, 09/07/2017 (aa)	7,500
500	County of Snohomish, Public Utility District No. 1, Electric System, Rev., 5.00%, 12/01/2025	620
1,000	Grant County Public Utility District No. 2, Electric System, Series K, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.32%, 12.00% Cap), 1.11%, 09/07/2017 (aa)	1,000

		9,120

	Total Washington	38,187

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	West Virginia — 0.1%
	Hospital — 0.1%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.00%, 07/01/2018	1,595
1,565	Rev., 5.00%, 07/01/2022	1,807

	Total West Virginia	3,402

	Wisconsin — 1.1%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.00%, 09/01/2017	800
1,125	Series A, COP, 5.00%, 09/01/2018	1,171

		1,971

	Education — 0.4%
3,250	Milwaukee Redevelopment Authority, Milwaukee Public Schools, Neighborhood Schools Initiative, Rev., NATL-RE, 4.00%, 08/01/2023	3,678
5,815	Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., 4.00%, 05/30/2019 (z)	6,105
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.00%, 12/15/2020	1,400

		11,183

	General Obligation — 0.1%
1,990	State of Wisconsin, Series A, GO, 5.00%, 05/01/2018	2,046

	Prerefunded — 0.4%
8,440	State of Wisconsin, Series A, GO, 5.00%, 05/01/2021 (p)	9,636

	Transportation — 0.1%
	County of Milwaukee, Airport,
1,400	Series A, Rev., AMT, 5.00%, 12/01/2018	1,469
1,000	Series A, Rev., AMT, 5.00%, 12/01/2028	1,195

		2,664

	Total Wisconsin	27,500

	Total Municipal Bonds (Cost $2,358,610)	2,399,617

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.1%
	Investment Company — 4.1%
101,600	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $101,600)	101,600

	Total Investments — 100.7% (Cost $2,460,477)	2,501,487
	Liabilities in Excess of Other Assets — (0.7)%	(16,500)

	NET ASSETS — 100.0%	$2,484,987

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.2% (t)
	Alabama — 1.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.50%, 06/15/2034	1,019

	Other Revenue — 0.4%
1,000	Montgomery County Public Building Authority, Warrants, Facilities Project, Rev., 5.00%, 03/01/2029	1,180

	Transportation — 0.4%
1,350	Alabama Federal Aid Highway Finance Authority, Series A, Rev., 4.00%, 06/01/2037	1,458

	Total Alabama	3,657

	Alaska — 3.1%
	Prerefunded — 1.8%
	Alaska Municipal Bond Bank Authority,
2,500	Rev., 5.75%, 09/01/2018 (p)	2,623
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.00%, 09/01/2019 (p)	1,920
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.00%, 09/01/2019 (p)	1,105

		5,648

	Utility — 1.3%
3,915	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series, Rev., AGM, 6.00%, 07/01/2019	4,262

	Total Alaska	9,910

	Arkansas — 0.1%
	Education — 0.1%
185	Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus, Series A, Rev., 5.00%, 11/01/2037	218

	California — 19.4%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.00%, 06/01/2033	1,674

	Education — 0.7%
500	California Educational Facilities Authority, Claremont McKenna College, Series A, Rev., 4.00%, 01/01/2039	528

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
1,640	California State University, Systemwide, Series A, Rev., 3.13%, 11/01/2036	1,661

		2,189

	General Obligation — 7.6%
160	Alta Loma School District, Series A, GO, 5.00%, 08/01/2032	195
30	County of Santa Clara, Campbell Union High School District, GO, 3.00%, 08/01/2031	31
1,180	Los Angeles Community College District, GO, 5.00%, 08/01/2038	1,400
	Los Angeles Unified School District,
1,000	Series B, GO, 5.00%, 07/01/2030	1,223
5,000	Series D, GO, 5.00%, 01/01/2034	5,368
1,000	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	940
7,150	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/2043	5,892
	Pittsburg Unified School District,
1,025	GO, 4.00%, 08/01/2032	1,137
1,640	GO, 4.00%, 08/01/2036	1,775
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.10%, 02/01/2020	56
2,450	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/2037	1,005
100	Santa Monica-Malibu Unified School District, GO, 4.00%, 08/01/2021	112
5,000	State of California, Various Purpose, GO, 6.50%, 04/01/2033	5,456

		24,590

	Hospital — 1.6%
1,750	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/2028	2,124
375	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A, Rev., 4.00%, 10/01/2047	392
750	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 11/15/2041	867
	California Public Finance Authority, Henry Mayo Newhall Hospital,
500	Rev., 5.00%, 10/15/2037	556
1,000	Rev., 5.00%, 10/15/2047	1,095

		5,034

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.3%
1,035	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 4.00%, 07/01/2033	1,138

	Prerefunded — 3.2%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.50%, 10/01/2018 (p)	43
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.50%, 10/01/2018 (p)	2,081
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.25%, 05/15/2019 (p)	8,064

		10,188

	Transportation — 1.4%
930	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Rev., 4.00%, 04/01/2032	1,022
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.00%, 05/15/2038	1,408
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.00%, 07/01/2027	1,225
805	Los Angeles Harbor Department, Rev., 7.60%, 10/01/2018 (p)	835

		4,490

	Utility — 3.6%
	City of Los Angeles, Department of Water & Power, Power System,
1,700	Series A, Rev., 5.00%, 07/01/2035	2,044
375	Series B, Rev., 5.00%, 07/01/2036	443
610	Series D, Rev., 5.00%, 07/01/2033	721
2,500	Subseries A-1, Rev., 5.25%, 07/01/2038	2,590
2,450	East Bay Municipal Utility District, Wastewater System, Series A, Rev., 5.00%, 06/01/2036	2,902
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/2021	2,242
570	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.00%, 05/01/2031	683

		11,625

	Water & Sewer — 0.5%
515	East Bay Municipal Utility District Water System, Green Bonds, Series B, Rev., 5.00%, 06/01/2033	618

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
	Orange County Water District,
240	Series A, Rev., 5.00%, 08/15/2029	300
650	Series A, Rev., 5.00%, 08/15/2034	791

		1,709

	Total California	62,637

	Colorado — 3.8%
	Certificate of Participation/Lease — 1.9%
3,720	Adams County, Colorado Refunding & Improvement, COP, 4.00%, 12/01/2040	3,912
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.00%, 03/15/2032	2,236

		6,148

	Education — 0.1%
150	Board of Governors of the University of Colorado, Enterprise System, Series E-1, Rev., 5.00%, 03/01/2035	174

	Hospital — 0.7%
1,095	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 01/15/2045	1,139
1,000	Denver Health & Hospital Authority, Series A, Rev., 5.25%, 12/01/2045	1,082

		2,221

	Prerefunded — 1.1%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.13%, 12/01/2018 (p)	1,053
1,000	Series A, Rev., AGC, 5.25%, 12/01/2018 (p)	1,055
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.38%, 06/01/2019 (p)	1,616

		3,724

	Total Colorado	12,267

	Delaware — 0.5%
	Education — 0.3%
	The Delaware Economic Development Authority, Newark Charter School, Inc. Project,
500	Series A, Rev., 5.00%, 09/01/2036	562
500	Series A, Rev., 5.00%, 09/01/2046	554

		1,116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.2%
555	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.90%, 01/01/2018 (p)	565

	Total Delaware	1,681

	District of Columbia — 2.3%
	Education — 0.4%
	District of Columbia,
500	Series A, Rev., 6.00%, 07/01/2043	580
500	Series A, Rev., 6.00%, 07/01/2048	578

		1,158

	General Obligation — 1.9%
	District of Columbia,
1,500	Series A, GO, 5.00%, 06/01/2037	1,801
3,965	Series B, GO, NATL-RE, 6.00%, 06/01/2019	4,314

		6,115

	Total District of Columbia	7,273

	Florida — 3.0%
	General Obligation — 0.9%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.25%, 07/01/2025	3,043

	Hospital — 0.1%
215	Orange County Health Facilities Authority, Series B, Rev., 4.00%, 10/01/2045	221

	Transportation — 1.1%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.00%, 10/01/2018	3,376

	Utility — 0.9%
2,820	Tohopekaliga Water Authority, Utility System Revenue, Series A, Rev., 4.00%, 10/01/2041	3,020

	Total Florida	9,660

	Georgia — 2.4%
	Hospital — 2.4%
3,845	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.50%, 08/15/2026	4,494
2,940	Fulton County Georgia Development Authority, Hospital Revenue Health System, Rev., 5.00%, 04/01/2042	3,350

	Total Georgia	7,844

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hawaii — 1.5%
	General Obligation — 1.5%
1,970	City & County of Honolulu, Series A, GO, 5.00%, 10/01/2037	2,313
2,000	State of Hawaii, Series FK, GO, 5.00%, 05/01/2027	2,525

	Total Hawaii	4,838

	Illinois — 3.0%
	Education — 0.6%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.00%, 01/01/2020 (p)	1,932

	General Obligation — 1.1%
295	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.00%, 12/15/2037	315
3,000	State of Illinois, GO, 5.50%, 07/01/2038	3,240

		3,555

	Hospital — 0.2%
	Illinois Finance Authority, Healthcare Enterprises, Inc.,
305	Series C, Rev., 5.00%, 03/01/2033 (w)	347
205	Series C, Rev., 5.00%, 03/01/2034 (w)	232

		579

	Prerefunded — 0.4%
1,260	City of Chicago, O’Hare International Airport, Third Lien, Series A, Rev., 5.75%, 01/01/2021 (p)	1,453

	Transportation — 0.7%
240	City of Chicago, O’Hare International Airport, Third Lien, Series A, Rev., 5.75%, 01/01/2039	273
1,780	Regional Transportation Authority, Series D, Rev., NATL-RE, 7.75%, 06/01/2019	1,922

		2,195

	Total Illinois	9,714

	Indiana — 1.7%
	Education — 0.3%
975	Indiana Finance Authority, Educational Facilities, Valparaiso University, Rev., 5.00%, 10/01/2026	1,140

	Other Revenue — 1.4%
4,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.00%, 02/01/2030	4,509

	Total Indiana	5,649

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 0.7%
	Hospital — 0.4%
1,150	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2047	1,275

	Other Revenue — 0.3%
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.25%, 05/15/2035	1,093

	Total Louisiana	2,368

	Maine — 1.9%
	Prerefunded — 1.9%
5,675	Maine Turnpike Authority, Rev., 6.00%, 07/01/2019 (p)	6,201

	Maryland — 0.5%
	General Obligation — 0.5%
1,245	Baltimore County, Consolidated Public Improvement, GO, 5.00%, 08/01/2026	1,545

	Massachusetts — 3.5%
	General Obligation — 3.5%
	Commonwealth of Massachusetts,
1,500	Series A, GO, 5.00%, 03/01/2032	1,773
4,135	Series B, GO, 5.00%, 07/01/2028	5,289
3,890	Commonwealth of Massachusetts, Consolidated Loan of 2016, Series J, GO, 4.00%, 12/01/2039	4,173

		11,235

	Water & Sewer — 0.0% (g)
80	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.25%, 08/01/2028	103

	Total Massachusetts	11,338

	Michigan — 0.5%
	Transportation — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.00%, 11/15/2036	1,698

	Minnesota — 0.6%
	Education — 0.5%
	Minnesota Higher Education Facilities Authority, Carleton College,
1,000	Rev., 4.00%, 03/01/2032	1,104
500	Rev., 4.00%, 03/01/2033	550

		1,654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.1%
350	City of Rochester, Electric Utility, Series A, Rev., 5.00%, 12/01/2028	430

	Total Minnesota	2,084

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.88%, 12/01/2040	1,284

	Montana — 0.1%
	Prerefunded — 0.1%
400	City of Helena, COP, 5.00%, 01/01/2019 (p)	422

	Nebraska — 0.1%
	Utility — 0.1%
185	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A, Rev., 5.00%, 01/01/2034	213

	New Jersey — 2.3%
	Housing — 0.1%
160	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.38%, 10/01/2028	161

	Transportation — 2.2%
10,355	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/2036	4,234
2,670	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Series A-1, Rev., 5.00%, 06/15/2027	3,001

		7,235

	Total New Jersey	7,396

	New York — 17.1%
	Education — 0.4%
1,025	State Dormitory Authority, New York University, Series A, Rev., 5.00%, 07/01/2028	1,266

	General Obligation — 2.9%
3,500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	3,500
5,000	City of New York, Fiscal Year 2014, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	5,000
820	Gorham-Middlesex Central School District, GO, 3.00%, 06/15/2021	873

		9,373

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 5.0%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.00%, 07/15/2026	749
565	Series A, Rev., 5.00%, 07/15/2028	671
1,750	Hudson Yards Infrastructure Corp., Series A, Rev., 5.00%, 02/15/2042	2,058
195	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Subseries E-1, Rev., 5.00%, 02/01/2035	222
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series B, Subseries B-1, Rev., 5.00%, 08/01/2036	1,774
	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee,
2,000	Series B, Rev., Zero Coupon, 11/15/2036	990
9,970	Series B, Rev., Zero Coupon, 11/15/2055	2,081
6,500	Series B, Rev., Zero Coupon, 11/15/2056	1,301
	New York Counties Tobacco Trust VI Tobacco Settlement Pass-Through Bonds,
300	Series B, Rev., 5.00%, 06/01/2025	362
150	Series B, Rev., 5.00%, 06/01/2028	175
155	Series B, Rev., 5.00%, 06/01/2029	178
4,450	New York State Dormitory Authority, Sales Tax, Series A, Rev., 5.00%, 03/15/2026	5,484

		16,045

	Prerefunded — 0.4%
1,150	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2018 (p)	1,195

	Transportation — 3.7%
	Metropolitan Transportation Authority,
250	Series D, Rev., 5.00%, 11/15/2029	303
400	Series D, Rev., 5.00%, 11/15/2030	482
400	Series D, Rev., 5.00%, 11/15/2031	480
8,590	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.13%, 06/01/2094	10,712

		11,977

	Utility — 1.5%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.00%, 12/15/2041	4,951

	Water & Sewer — 3.2%
3,030	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2040	3,152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, 0.81%, 09/01/2017 (z)	5,000
1,750	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution, Series A, Rev., 5.00%, 06/15/2037	2,104

		10,256

	Total New York	55,063

	North Dakota — 0.0% (g)
	General Obligation — 0.0% (g)
30	West Fargo Public School District No. 6, Series A, GO, 3.00%, 05/01/2025	33

	Ohio — 2.1%
	Education — 0.6%
	Miami University, A State University of Ohio,
375	Rev., 5.00%, 09/01/2029	455
500	Rev., 5.00%, 09/01/2030	602
650	Rev., 5.00%, 09/01/2031	778

		1,835

	General Obligation — 0.7%
	Greenville City School District, School Improvement,
1,000	GO, 5.25%, 01/01/2038	1,121
1,000	GO, 5.25%, 01/01/2041	1,118

		2,239

	Hospital — 0.3%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.50%, 07/01/2039	1,121

	Prerefunded — 0.5%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.88%, 12/01/2018 (p)	531
400	GO, AGC, 6.00%, 12/01/2018 (p)	426
650	GO, AGC, 6.13%, 12/01/2018 (p)	693

		1,650

	Total Ohio	6,845

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oklahoma — 1.9%
	Other Revenue — 0.6%
1,800	The Edmond Public Works Authority, Sales Tax And Utility System, Rev., 4.00%, 07/01/2041	1,909

	Prerefunded — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.00%, 07/01/2019 (p)	2,149

	Transportation — 0.6%
1,665	Oklahoma Turnpike Authority, Turnpike System, Second Senior, Series A, Rev., 5.00%, 01/01/2037	1,949

	Total Oklahoma	6,007

	Oregon — 1.0%
	Other Revenue — 1.0%
2,500	Oregon State Department of Administrative Services, Lottery, Series C, Rev., 5.00%, 04/01/2031	3,075

	Pennsylvania — 0.6%
	General Obligation — 0.3%
	City of Pittsburgh,
730	GO, 4.00%, 09/01/2031	802
120	GO, 4.00%, 09/01/2033	130

		932

	Hospital — 0.3%
	Lancaster County Hospital Authority, Health Center, Masonic Villages Project,
510	Rev., 5.00%, 11/01/2036	579
250	Rev., 5.00%, 11/01/2037	283

		862

	Total Pennsylvania	1,794

	South Carolina — 6.3%
	Prerefunded — 3.2%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.13%, 03/01/2019 (p)	10,262

	Utility — 3.0%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/2020 (p)	4,417
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.75%, 01/01/2020	5,180

		9,597

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.1%
270	City of Anderson, South Carolina Water & Sewer System, Rev., 5.00%, 07/01/2029	326

	Total South Carolina	20,185

	South Dakota — 0.1%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.00%, 06/01/2022	352

	Texas — 8.1%
	Education — 2.1%
	Clifton Higher Education Finance Corp., Idea Public Schools,
1,250	Rev., 6.00%, 08/15/2033	1,468
500	Series B, Rev., 4.00%, 08/15/2023	550
345	Series B, Rev., 5.00%, 08/15/2024	402
460	Series B, Rev., 5.00%, 08/15/2025	539
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.13%, 09/01/2033	1,121
2,300	Rev., 5.50%, 09/01/2043	2,580
210	University of Texas System, Series A, Rev., 5.00%, 07/01/2031	252

		6,912

	General Obligation — 0.2%
535	City of Carrollton, GO, 5.00%, 08/15/2026	576

	Hospital — 0.3%
940	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.50%, 10/01/2019 (p)	985

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
3,500	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.70%, 09/01/2017 (z)	3,500

	Prerefunded — 1.9%
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.75%, 08/15/2018 (p)	2,302
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.25%, 12/01/2018 (p)	3,780

		6,082

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.4%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.00%, 11/01/2042	2,165
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.00%, 09/01/2041	2,351

		4,516

	Utility — 0.0% (g)
35	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2032	42

	Water & Sewer — 1.1%
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.75%, 12/01/2032 (p)	3,572

	Total Texas	26,185

	Utah — 0.4%
	Other Revenue — 0.0% (g)
110	Utah Infrastructure Agency Telecommunications And Franchise Tax, Rev., 4.00%, 10/15/2040	116

	Water & Sewer — 0.4%
1,000	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., 5.00%, 03/01/2027	1,256

	Total Utah	1,372

	Virginia — 1.2%
	General Obligation — 0.7%
1,930	City of Richmond, Public Improvement, Series B, GO, 5.00%, 07/15/2026	2,432

	Transportation — 0.5%
	Capital Region Airport Commission (Richmond International Airport),
350	Series A, Rev., 4.00%, 07/01/2035	377
350	Series A, Rev., 4.00%, 07/01/2036	376
750	Series A, Rev., 4.00%, 07/01/2038	805

		1,558

	Total Virginia	3,990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — 3.9%
	Education — 1.9%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.50%, 10/01/2022	6,134

	General Obligation — 0.4%
1,000	State of Washington, Various Purpose, Series C, GO, 5.00%, 02/01/2034	1,182

	Prerefunded — 1.6%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.00%, 08/15/2018 (p)	5,197

	Total Washington	12,513

	Total Municipal Bonds (Cost $286,295)	307,311

SHARES
Short-Term Investment — 3.9%
	Investment Company — 3.9%
12,493	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $12,493)	12,493

	Total Investments — 99.1% (Cost $298,788)	319,804
	Other Assets in Excess of Liabilities — 0.9%	3,053

	NET ASSETS — 100.0%	$322,857

Percentages indicated are based on net assets.

Futures contracts outstanding as of August 31, 2017:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING Currency	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(58)	12/2017	USD	(7,366)	(22)

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 99.1% (t)
	Alabama — 0.3%
	Education — 0.1%
550	Jacksonville State University, Tuition & Fee, Rev., AGM, 2.00%, 12/01/2017	552
25	Madison County Board of Education, Capital Outlay, Tax Anticipation Warrants, Rev., 3.00%, 09/01/2017	25
70	University of Montevallo, Rev., 2.00%, 05/01/2018	70

		647

	Housing — 0.2%
2,890	Alabama Housing Finance Authority Multi-Family Housing, Summit Ridge Apartments Project, Series D, Rev., FHA, 1.35%, 07/01/2019 (z)	2,897

	Prerefunded — 0.0% (g)
	Alabama Public School & College Authority, Capital Improvement,
37	Rev., 4.50%, 12/01/2017 (p)	37
47	Rev., 5.00%, 12/01/2017 (p)	48
	Madison County Board of Education, Tax Anticipation Warrants,
25	Rev., AGC, 4.80%, 09/01/2018 (p)	26
45	Rev., AGC, 5.13%, 09/01/2018 (p)	47

		158

	Utility — 0.0% (g)
400	The Black Belt Energy Gas District Gas Supply, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2021 (z)	434

	Water & Sewer — 0.0% (g)
150	Ozark Utilities Board, Water & Sewer, Rev., AGM, 2.00%, 09/01/2017	150

	Total Alabama	4,286

	Alaska — 0.0% (g)
	General Obligation — 0.0% (g)
25	Municipality of Anchorage, Series A, GO, AMBAC, 5.25%, 12/01/2017	25

	Housing — 0.0% (g)
25	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 1.65%, 12/01/2017	25

	Other Revenue — 0.0% (g)
20	Alaska Municipal Bond Bank Authority, Series 2, Rev., 4.00%, 09/01/2017	20

	Total Alaska	70

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — 0.2%
	Certificate of Participation/Lease — 0.0% (g)
30	County of Maricopa, COP, 5.00%, 07/01/2018	31

	General Obligation — 0.1%
25	City of Casa Grande, Series A, GO, 2.00%, 08/01/2018	25
	City of Mesa,
20	GO, AGM, 4.55%, 07/01/2028	20
20	GO, NATL-RE, 5.00%, 07/01/2018 (p)	21
15	City of Phoenix, Series C, GO, 4.00%, 07/01/2018	15
150	Estrella Mountain Ranch Community Facilities District, GO, AGM, 4.00%, 07/15/2018	154
	Maricopa County Union High School District No. 201, School Improvement,
375	GO, 3.00%, 07/01/2018	382
275	GO, 3.00%, 07/01/2019	285
115	Summit Fire & Medical District, GO, 2.00%, 07/01/2018	116

		1,018

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,100	Coconino County Pollution Control Corp., Nevada Power Company Projects, Series B, Rev., 1.60%, 05/21/2020 (z)	1,106

	Other Revenue — 0.0% (g)
450	Santa Cruz County Jail District, Rev., AGM, 2.00%, 07/01/2018	454

	Prerefunded — 0.0% (g)
55	Maricopa County Industrial Development Authority, Multi Family Housing, Series A, Rev., AGM, 5.10%, 01/01/2018 (p)	56

	Utility — 0.0% (g)
25	Salt River Project Agricultural Improvement & Power District, Electric System, Series B, Rev., 4.00%, 12/01/2018	26

	Water & Sewer — 0.0% (g)
10	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.00%, 10/01/2018	10

	Total Arizona	2,701

	Arkansas — 0.1%
	General Obligation — 0.0% (g)
	City of Fayetteville, Library Improvement,
200	GO, 3.00%, 01/01/2018	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
200	GO, 3.00%, 01/01/2020	209

		410

	Hospital — 0.0% (g)
25	Arkansas Development Finance Authority, Healthcare, Baptist Health, Series A, Rev., 4.00%, 12/01/2017	25

	Other Revenue — 0.0% (g)
500	Arkansas Development Finance Authority, 900 West Capitol Building Project, Rev., 3.00%, 04/01/2021	530

	Water & Sewer — 0.1%
100	City of Hot Springs, Wastewater Refunding & Construction, Rev., 2.00%, 12/01/2017	100
	Northwest Arkansas Conservation Authority, Wastewater,
125	Rev., 3.00%, 03/01/2018	126
220	Rev., 3.00%, 03/01/2019	226
280	Rev., 3.00%, 03/01/2020	292

		744

	Total Arkansas	1,709

	California — 7.2%
	Certificate of Participation/Lease — 0.0% (g)
100	City & County of San Francisco, Series A, COP, 5.00%, 10/01/2017	100

	Education — 0.4%
6,000	University of California, Series AL-2, Rev., VRDO, 0.80%, 09/07/2017 (z)	6,000

	General Obligation — 1.0%
25	City of Berkeley, Neighborhood Branch, GO, 3.25%, 09/01/2017	25
1,710	Hayward Unified School District, Election of 2014, GO, AGM, 3.00%, 08/01/2018	1,746
250	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	235
25	Pittsburg Unified School District, GO, AGM, 4.00%, 08/01/2018	26
500	San Leandro Unified School District, GO, 3.00%, 08/01/2018	510
750	San Leandro Unified School District, Election of 2016, Series A, GO, 3.00%, 08/01/2018	765
20	San Ramon Valley Unified School District, GO, 4.00%, 08/01/2018	20
10,010	State of California, Series A-9, GO, VRDO, LOC: State Street Bank & Trust, 0.73%, 09/07/2017 (z)	10,010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	State of California, Various Purpose,
25	GO, 4.00%, 09/01/2017	25
100	GO, 5.00%, 09/01/2017	100

		13,462

	Hospital — 1.4%
17,650	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.73%, 09/07/2017 (z)	17,650
500	California Municipal Finance Authority, Community Medical Centers, Series A, Rev., 5.00%, 02/01/2018	508
100	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., 2.00%, 11/01/2017	100
100	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2020	109
125	Palomar Health, Rev., 3.00%, 11/01/2017	126

		18,493

	Housing — 0.2%
2,480	California Municipal Finance Authority, Providence House Oakland, Rev., 1.10%, 05/01/2018 (z)	2,481

	Other Revenue — 1.7%
1,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-4, Rev., (3 Month LIBOR + 0.37%, 8.00% Cap), 1.29%, 10/02/2017 (aa)	1,004
75	California Statewide Communities Development Authority, Front Porch Communities & Services, Rev., 5.00%, 04/01/2020	82
	California Statewide Communities Development Authority, Kaiser Permanente,
4,500	Series B, Rev., VRDO, 0.74%, 09/07/2017 (z)	4,500
3,000	Series B, Rev., VRDO, 0.78%, 09/07/2017 (z)	3,000
3,150	Series M, Rev., VRDO, 0.76%, 09/07/2017 (z)	3,150
11,000	County of Orange, Apartment Development, Villas La Paz, Rev., VRDO, FNMA, LIQ: FNMA, 0.77%, 09/07/2017 (z)	11,000
25	Jurupa Public Financing Authority, Superior Lien, Series A, Rev., AGM, 4.00%, 09/01/2017	25
250	Los Angeles County Sanitation Districts Financing Authority, Capital Project, Series A, Rev., 2.50%, 10/01/2017	251

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
10	Municipal Improvement Corp. of Los Angeles, Capital Equipment, Series A, Rev., 4.00%, 09/01/2017 (p)	10
25	Riverside County Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, Series B, Rev., AGM, 4.00%, 10/01/2018	26

		23,048

	Prerefunded — 0.0% (g)
80	Imperial Irrigation District Electric System, Series A, Rev., 5.25%, 11/01/2018 (p)	84
30	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.00%, 09/01/2017 (p)	30
30	Truckee-Donner Recreation & Park District, Community Center Project, COP, AMBAC, 4.38%, 09/01/2017 (p)	30

		144

	Transportation — 0.1%
650	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., 1.88%, 04/01/2019 (z)	656
35	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Rev., AGM, 5.25%, 10/01/2018	37

		693

	Utility — 2.4%
6,900	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series G, Rev., 1.05%, 12/01/2018	6,923
12,000	California State Department of Water Resources, Central Valley Project Water System, Series AU, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%, 8.00% Cap), 1.01%, 09/07/2017 (aa)	11,999
12,400	Southern California Public Power Authority, Magnolia Power Project, Series 1, Rev., VRDO, LOC: U.S. Bank NA, 0.69%, 09/01/2017 (z)	12,400

		31,322

	Water & Sewer — 0.0% (g)
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.00%, 09/15/2017	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
250	Irvine Ranch Water District, Series A-1, Rev., VRDO, 0.86%, 09/07/2017 (z)	250

		275

	Total California	96,018

	Colorado — 1.0%
	Certificate of Participation/Lease — 0.1%
100	City of Avon, COP, 2.00%, 12/01/2017	100
200	City of Commerce City, COP, AGM, 2.00%, 12/15/2017	201
	Denver City & County School District No. 1,
435	Series A, COP, 2.00%, 12/01/2017	437
760	Series B, COP, 3.00%, 12/01/2017	764
25	El Paso County, Judicial Complex Project, Series A, COP, AMBAC, 5.00%, 12/01/2017	25

		1,527

	Education — 0.1%
500	Colorado Educational & Cultural Facilities Authority, Atmospheric Research Project, Rev., 3.00%, 09/01/2017	500
125	Colorado School of Mines, Enterprise Refunding & Improvement, Series A, Rev., 5.00%, 12/01/2017	126

		626

	General Obligation — 0.0% (g)
120	Adams 12 Five Star Schools, GO, 5.00%, 12/15/2018	127
	City of Aurora, Sterling Hills West Metropolitan District,
100	GO, 5.00%, 12/01/2018	105
110	GO, 5.00%, 12/01/2019	118
100	GO, 5.00%, 12/01/2020	110
25	Denver City & County, School District No. 1, GO, 4.00%, 12/01/2017	25
20	Douglas County School District No. Re-1, Douglas & Elbert Counties, Series B, GO, 5.00%, 12/15/2018	21
20	Mesa County Valley, School District No. 51, Grand Junction, GO, 4.00%, 12/01/2018	21
25	Pueblo County School District No. 70, GO, NATL-RE, 5.00%, 12/01/2018	26

		553

	Hospital — 0.1%
145	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Series A, Rev., 5.00%, 05/15/2018	148

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project,
500	Rev., 5.00%, 06/01/2018 (w)	513
200	Rev., 5.00%, 06/01/2019 (w)	212
400	Rev., 5.00%, 06/01/2020 (w)	435
380	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	402

		1,710

	Other Revenue — 0.0% (g)
425	Pueblo Urban Renewal Authority, Sales Tax Increment, Regional Tourism Act Project, Rev., 2.25%, 06/01/2018	426

	Transportation — 0.1%
	Denver City & County, Department of Aviation Airport System,
100	Series A, Rev., 5.00%, 11/15/2017	101
35	Series A, Rev., 5.00%, 11/15/2018	37
10	Series B, Rev., 5.00%, 11/15/2017	10
500	E-470 Public Highway Authority, Senior LIBOR Index, Series A, Rev., (1 Month LIBOR + 0.90%, 10.00% Cap), 1.73%, 09/07/2017 (aa)	503

		651

	Utility — 0.6%
8,020	City of Colorado Springs, Utilities System Improvement, Series B, Rev., VRDO, 0.80%, 09/07/2017 (z)	8,020

	Total Colorado	13,513

	Connecticut — 3.0%
	Education — 0.0% (g)
500	State of Connecticut, Health & Educational Facility Authority, Ascension Health Credit Group, Series B, Rev., 1.65%, 03/01/2019 (z)	502

	General Obligation — 2.9%
	City of New Haven,
5,300	GO, TAN, 2.50%, 05/15/2018	5,347
100	Series A, GO, 3.00%, 08/01/2018	102
750	Series A, GO, 5.25%, 08/01/2019	807
12,000	Hartford County, Connecticut Metropolitan District, Series B, GO, BAN, 3.00%, 08/01/2018	12,163
	State of Connecticut,
160	Series B, GO, AMBAC, 5.25%, 06/01/2018	165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
5,235	Series C, GO, VRDO, 0.90%, 09/07/2017 (z)	5,235
475	Series C, GO, 5.00%, 12/01/2020	516
11,575	Series F, GO, 5.00%, 11/15/2019	12,521
2,250	Town of Hamden, GO, BAN, 3.00%, 08/23/2018	2,292
15	Town of New Canaan, Series A, GO, 5.00%, 04/01/2018	15
40	Town of Rocky Hill, GO, 3.00%, 09/01/2017	40

		39,203

	Housing — 0.1%
520	Norwalk Housing Authority, Multifamily Housing, Cedar Court Apartments Project, Rev., 1.25%, 06/01/2018 (z)	521

	Prerefunded — 0.0% (g)
25	State of Connecticut, Health & Educational Facility Authority, Quinnipiac University, Rev., NATL-RE, 5.00%, 07/01/2018 (p)	26
30	Town of Old Saybrook, GO, 3.00%, 11/01/2018 (p)	31

		57

	Total Connecticut	40,283

	Delaware — 0.0% (g)
	Housing — 0.0% (g)
30	Delaware State Housing Authority, Senior Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 3.90%, 07/01/2018	31

	Transportation — 0.0% (g)
	Delaware Transportation Authority,
25	Rev., 5.00%, 09/01/2017	25
15	Rev., 5.00%, 07/01/2018	15

		40

	Utility — 0.0% (g)
25	Sustainable Energy Utility, Inc., Energy Efficiency, Rev., 4.00%, 09/15/2018	26

	Total Delaware	97

	District of Columbia — 0.8%
	Other Revenue — 0.8%
1,000	District of Columbia, American Society, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	1,000
9,675	District of Columbia, Medlantic/Helix Issue, Tranche II, Series A, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	9,675

		10,675

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
25	District of Columbia, Children’s Hospital, Rev., AGM, 5.25%, 07/15/2018 (p)	26

	Transportation — 0.0% (g)
20	Metropolitan Washington Airports Authority, Series B, Rev., 4.00%, 10/01/2018	21

	Water & Sewer — 0.0% (g)
45	District of Columbia, Water & Sewer Authority, Public Utility, Rev., AGM, 5.50%, 10/01/2017	45

	Total District of Columbia	10,767

	Florida — 3.1%
	Certificate of Participation/Lease — 0.0% (g)
30	Lee County School Board, Series B, COP, 5.00%, 08/01/2018	31
25	Palm Beach County School District, Series B, COP, 5.00%, 08/01/2018	26

		57

	Education — 0.0% (g)
20	Florida State Board of Education, Lottery, Series C, Rev., 5.00%, 07/01/2018	21
100	Higher Educational Facilities Financing Authority, Flagler College, Inc., Project, Series B, Rev., 3.00%, 11/01/2017	100
45	Volusia County School Board, Sales Tax, Rev., 3.00%, 10/01/2017	45

		166

	General Obligation — 0.1%
	City of Lauderhill,
100	GO, 2.00%, 01/01/2018	100
175	GO, 3.00%, 01/01/2019	180
460	GO, 3.00%, 01/01/2020	480
425	GO, 3.00%, 01/01/2021	450
25	County of Sarasota, Environmentally Sensitive, GO, 4.00%, 10/01/2018 (p)	26
10	Florida State Board of Education, Public Education Capital Outlay, Series B, GO, 5.00%, 06/01/2018	10
295	Florida State Department of Transportation, Right-of-Way Acquisition & Bridge Construction, Series B, GO, 5.00%, 07/01/2018	305

		1,551

	Hospital — 2.4%
15	City of Tampa, Baycare Health System, Rev., 5.00%, 11/15/2017	15

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
6,330	Orange County Health Facilities Authority, The Nemours Foundation Project, Series C-2, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	6,330
16,700	Pinellas County Health Facilities Authority, Baycare Health System Issue, Series A-1, Rev., VRDO, LOC: U.S. Bank NA, 0.89%, 09/01/2017 (z)	16,700
9,325	Pinellas County Health Facilities Authority, Suncoast Hospice Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	9,325

		32,370

	Housing — 0.2%
2,000	Pinellas County Housing Finance Authority, Multi-Family Housing, Boca Ciega Townhomes, Rev., 0.95%, 09/01/2018	2,000

	Other Revenue — 0.0% (g)
200	Florida State Municipal Loan Council, Rev., NATL-RE, 2.00%, 10/01/2017	200
25	Osceola County, Sales Tax, Rev., AGC, 4.00%, 10/01/2018 (p)	26

		226

	Prerefunded — 0.1%
10	Broward County School Board, Series A, COP, AGM, 4.50%, 07/01/2018 (p)	10
	County of Miami-Dade, Miami International Airport,
7	Series B, Rev., NATL-RE, 4.50%, 10/01/2017 (p)	7
25	Series B, Rev., AGC, 5.00%, 10/01/2018 (p)	26
20	County of Miami-Dade, Transit System Sales Surtax, Rev., AGM, 5.00%, 07/01/2018 (p)	21
30	County of Palm Beach, Florida Public Improvement, Biomedical Research Park Project, Series C, Rev., XLCA, 5.00%, 11/01/2017 (p)	30
	Florida State Municipal Power Agency,
20	Rev., AGM-CR, 5.00%, 10/01/2018 (p)	21
85	Rev., 5.25%, 10/01/2018 (p)	89
200	Series A, Rev., 5.00%, 10/01/2018 (p)	209
40	Halifax Hospital Medical Center, Daytona Beach, Series B-2, Rev., AGM, 5.38%, 06/01/2018 (p)	42
105	JEA Electric System, Series 3-A, Rev., 2.50%, 10/01/2018 (p)	107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
35	Osceola County, Infrastructure Sales Surtax, Rev., AMBAC, 5.00%, 10/01/2017 (p)	35

		597

	Transportation — 0.0% (g)
100	County of Miami-Dade, Aviation, Series B, Rev., 5.00%, 10/01/2018	104
25	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 5.00%, 07/01/2018	26

		130

	Utility — 0.2%
30	City of West Palm Beach, Utility System, Series B, Rev., AGM, 4.00%, 10/01/2017	30
	JEA Electric System,
110	Series 3-A, Rev., 4.00%, 10/01/2018	114
150	Series B, Rev., 5.00%, 10/01/2017	150
2,475	Orlando Utilities Commission, Series B, Rev., VRDO, 0.78%, 09/07/2017 (z)	2,475
120	Reedy Creek Improvement District Utility Revenue, Series 2, Rev., 5.00%, 10/01/2019	130

		2,899

	Water & Sewer — 0.1%
745	City of Cape Coral, Water & Sewer Revenue, Rev., AGM, 1.40%, 09/01/2018	748
90	County of Miami-Dade, Water & Sewer System, Series C, Rev., BHAC, 5.00%, 10/01/2017	90

		838

	Total Florida	40,834

	Georgia — 0.9%
	Certificate of Participation/Lease — 0.0% (g)
35	Fulton County Facilities Corp., COP, 5.00%, 11/01/2017	35

	General Obligation — 0.6%
25	Athens-Clarke County Unified Government, Jail Expansion Project, GO, 4.00%, 12/01/2017	25
6,700	Clarke County Board of Education, GO, 5.00%, 09/01/2022	7,950
60	County of Meriwether, GO, 2.00%, 03/01/2018	61
250	Jackson County School District, GO, 5.00%, 03/01/2019	265
150	Morgan County Georgia School District, GO, 5.00%, 05/01/2018	154

		8,455

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.0% (g)
25	Fulton County Development Authority, Catholic Health East Issue, Rev., 3.75%, 11/15/2018 (p)	26
100	Richmond County Hospital Authority, University Health Services, Inc. Project, Rev., 5.00%, 01/01/2022	115

		141

	Prerefunded — 0.0% (g)
25	Athens-Clarke County Unified Government Development Authority, UGAREF Central Precinct, LLC Project, Rev., 5.00%, 06/15/2018 (p)	26

	Water & Sewer — 0.3%
75	County of Bartow, Water & Sewerage Refunding & Improvement, Rev., 3.00%, 09/01/2017	75
	East Point Building Authority, Water & Sewer Project,
1,750	Rev., AGM, 3.00%, 02/01/2018	1,766
1,000	Rev., AGM, 4.00%, 02/01/2019	1,044
550	Rev., AGM, 5.00%, 02/01/2020	602

		3,487

	Total Georgia	12,144

	Hawaii — 0.0% (g)
	General Obligation — 0.0% (g)
	State of Hawaii,
15	Series DT, GO, 4.00%, 11/01/2018	16
20	Series EE, GO, 4.00%, 11/01/2017	20

	Total Hawaii	36

	Illinois — 6.3%
	Certificate of Participation/Lease — 0.2%
	University of Illinois,
1,000	Series A, COP, 5.00%, 10/01/2019	1,067
1,215	Series C, COP, 5.00%, 03/15/2018	1,241

		2,308

	Education — 1.4%
15,957	Illinois Finance Authority, The University Of Chicago, Rev., VRDO, 0.78%, 09/07/2017 (z)	15,957
300	Peoria Public Building Commission, School District No. 150 Project, Rev., 5.00%, 12/01/2019	323
315	University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2019	333

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates,
90	Series A, Rev., AGM, 4.00%, 12/01/2017	91
355	Series A, Rev., AGM, 4.00%, 12/01/2018	368
370	Series A, Rev., AGM, 4.00%, 12/01/2019	393
385	Series A, Rev., AGM, 4.00%, 12/01/2020	418
400	Series A, Rev., AGM, 4.00%, 12/01/2021	442

		18,325

	General Obligation — 1.0%
	Adams County School District No. 172,
270	GO, AGM, 4.00%, 02/01/2019	280
300	GO, AGM, 4.00%, 02/01/2020	318
300	GO, AGM, 4.00%, 02/01/2021	324
	Chicago Park District, Limited Tax,
50	Series B, GO, 4.00%, 01/01/2020	53
225	Series B, GO, 5.00%, 01/01/2020	242
100	Series B, GO, 5.00%, 01/01/2021	110
100	Chicago Park District, Unlimited Tax, Series C, GO, 3.00%, 01/01/2020	103
100	City of Berwyn, Series A, GO, 3.00%, 12/01/2017	100
110	City of Country Club Hills, GO, 4.00%, 12/01/2017	111
35	City of Peoria, Tazewell County, Community College District No. 514, GO, 4.75%, 12/01/2017	35
	City of Rock Island,
100	Series A, GO, AGM, 2.00%, 12/01/2018 (w)	101
130	Series A, GO, AGM, 2.00%, 12/01/2019 (w)	131
130	Series A, GO, AGM, 3.00%, 12/01/2021 (w)	136
120	Series B, GO, AGM, 2.00%, 12/01/2018 (w)	121
150	Series B, GO, AGM, 2.00%, 12/01/2019 (w)	151
200	Series B, GO, AGM, 3.00%, 12/01/2020 (w)	208
200	Series B, GO, AGM, 3.00%, 12/01/2021 (w)	209
380	Clinton & St. Clair Counties Community Unit School District No. 3, School Building, GO, 5.00%, 12/01/2019	405
100	Cook & Will Counties School District No. 194, GO, 4.00%, 12/01/2017	101
150	Cook County, Proviso Township High School District No. 209, Series B, GO, AGM, 4.00%, 12/01/2018	155
	County of Cook,
150	Series A, GO, 5.00%, 11/15/2018	157
250	Series A, GO, 5.00%, 11/15/2021	281
180	Series C, GO, 5.00%, 11/15/2022	206

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	County of Winnebago,
45	Series C, GO, 2.00%, 12/30/2017	45
185	Series C, GO, 2.00%, 12/30/2018	188
60	Ford etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building, Series A, GO, AGM, 4.00%, 12/01/2018	62
1,595	Grundy & Will Counties Community Unit School District No. 1 Coal City, GO, 4.00%, 02/01/2020	1,699
	Joliet Park District, Will & Kendall Counties,
220	Series A, GO, 4.00%, 02/01/2018	222
350	Series B, GO, 4.00%, 02/01/2018	353
70	Kankakee County School District No. 111, GO, AGM, 3.00%, 01/01/2018	70
125	Lincoln Land Community College District No. 526, GO, 5.00%, 12/15/2021	144
85	Monroe & St. Clair Counties, Waterloo Unit Community School District No. 5, GO, 4.00%, 04/15/2018	87
	State of Illinois,
25	GO, 4.00%, 04/01/2018	25
415	GO, 5.00%, 02/01/2018	421
355	GO, 5.00%, 11/01/2018	367
250	Series A, GO, 5.00%, 04/01/2018	255
125	Streamwood Park District, GO, 2.00%, 12/01/2017	125
25	Township of Campton, GO, 5.00%, 12/15/2018	26
	Village of Hoffman Estates,
110	Series A, GO, 2.00%, 12/01/2019 (w)	112
110	Series A, GO, 3.00%, 12/01/2020 (w)	115
670	Village of Inverness, GO, 3.00%, 12/01/2017	674
25	Village of Orland Park, GO, 2.00%, 12/01/2017	25
	Village of Oswego,
100	GO, 2.00%, 12/15/2018	101
100	GO, 2.00%, 12/15/2019	101
	Village of Palatine,
1,135	Series A, GO, 4.00%, 12/01/2018	1,176
1,250	Series A, GO, 4.00%, 12/01/2019	1,327
100	Village of Villa Park, Illinois Sales Tax Alternate Revenue Source, Series B, GO, 2.00%, 12/15/2018	101
320	Whiteside & Lee Counties, Sterling Community Unit School District No. 5, GO, AGM, 4.00%, 12/01/2020	341

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Whiteside County Community Unit School District No. 6 Morrison,
205	Series A, GO, AGM, 4.00%, 12/01/2020	219
745	Series A, GO, AGM, 4.00%, 12/01/2021	810
110	Will County Township High School District No. 204, Joliet, Series A, GO, 4.00%, 01/01/2018	111
115	Will County, Community Consolidated School District No. 70-C Laraway, Lease Obligations, GO, AGM, 4.00%, 12/01/2017	116

		13,456

	Hospital — 0.4%
945	Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series C, Rev., VRDO, 0.83%, 09/01/2017 (z)	945
3,300	Illinois Finance Authority, Advocate Health Care Network, Rev., 1.05%, 07/30/2018 (z)	3,301
250	Illinois Finance Authority, Ascension Health Alliance Senior Credit Group, Series E-2, Rev., 1.75%, 04/01/2021 (z)	254
1,200	Illinois Finance Authority, OSF Healthcare System, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	1,200

		5,700

	Other Revenue — 2.5%
7,500	Illinois Finance Authority, Carle Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.78%, 09/07/2017 (z)	7,500
9,200	Illinois Finance Authority, North Park University Project, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	9,200
25	Illinois Sports Facilities Authority, Tax Supported, Rev., 5.00%, 06/15/2018	26
250	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Rev., 3.00%, 12/15/2018	250
25	Metropolitan Pier & Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 06/15/2018 (p)	25
650	Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2018	669
3,880	State of Illinois, Rev., 4.50%, 06/15/2019	4,099
11,575	State of Illinois, Junior Obligation, Rev., 5.00%, 06/15/2018	11,937

		33,706

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.1%
25	Chicago O’Hare International Airport, General Airport, Third Lien, Series C, Rev., AGM, 4.50%, 01/01/2018 (p)	25
50	Illinois Finance Authority, Children’s Memorial Hospital, Series B, Rev., 5.50%, 08/15/2018 (p)	52
50	Illinois Finance Authority, Resurrection Health, Series A, Rev., AGM, 4.25%, 05/15/2018 (p)	51
30	Illinois Finance Authority, Rush University Medical Center, Series B, Rev., NATL-RE, 5.25%, 11/01/2018 (p)	32
55	University of Illinois, Series A, COP, AGM, 5.25%, 10/01/2017 (p)	55
810	Williamson County Community Unit School District No. 5 Carterville, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 01/01/2019 (p)	478

		693

	Special Tax — 0.1%
	Village of Hampshire, Special Service Area No. 14, Lakewood Crossing,
480	Rev., 1.50%, 03/01/2018	480
180	Rev., 1.70%, 03/01/2019	181
200	Rev., 1.90%, 03/01/2020	201

		862

	Transportation — 0.2%
200	Chicago O’Hare International Airport, General Airport, Senior Lien, Series G, Rev., AMT, 5.00%, 01/01/2021	224
270	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Rev., 5.00%, 06/01/2021	304
	Chicago Transit Authority, Federal Transit Administration Section 5337 State of Good Repair Formula Funds,
200	Rev., 2.00%, 06/01/2018	201
2,270	Rev., 4.00%, 06/01/2019	2,380

		3,109

	Water & Sewer — 0.4%
	City of Chicago, Second Lien Wastewater Transmission,
1,750	Series B, Rev., 5.00%, 01/01/2018	1,772
1,000	Series B, Rev., 5.00%, 01/01/2019	1,050
	City of Chicago, Second Lien Water, Project,
85	Rev., 4.00%, 11/01/2017	86

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,630	Rev., 5.00%, 11/01/2017	1,641
1,160	Rev., 5.00%, 11/01/2018	1,211
25	Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 07/01/2018	26

		5,786

	Total Illinois	83,945

	Indiana — 8.5%
	Education — 0.7%
40	Edinburgh Community School Building Corp., Ad Valorem Property Tax, Rev., 1.50%, 07/15/2018	41
	Indiana Finance Authority, Educational Facilities, Valparaiso University,
200	Rev., 4.00%, 10/01/2018	206
255	Rev., 4.00%, 10/01/2019	270
6,575	Purdue University, Student Facilities System, Series C, Rev., VRDO, 0.74%, 09/07/2017 (z)	6,575
	Southmont School Building Corp., Ad Valorem Property Tax,
200	Rev., 4.00%, 07/15/2018	205
125	Rev., 4.00%, 01/15/2019	130
300	Rev., 4.00%, 07/15/2019	316
550	Rev., 4.00%, 01/15/2020	586
190	Rev., 4.00%, 07/15/2020	204
	Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds,
155	Rev., 4.00%, 07/15/2018	159
50	Rev., 4.00%, 07/15/2019	53

		8,745

	Hospital — 3.8%
11,900	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	11,900
9,800	Indiana Finance Authority, Sisters of St. Francis Health Services, Inc. Obligated Group, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	9,800
10,000	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.78%, 09/07/2017 (z)	10,000
14,020	Indiana Finance Authority, University Health Obligated Group, Series B, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	14,020

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
5,000	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-9, Rev., 1.38%, 05/01/2020 (z)	5,022

		50,742

	Housing — 0.0% (g)
50	Greater Clark Building Corp., First Mortgage Bond, Rev., 3.00%, 07/15/2018	51

	Other Revenue — 2.5%
	Hammond Redevelopment District,
150	Rev., 4.00%, 01/15/2018	152
150	Rev., 4.00%, 07/15/2018	153
615	Rev., 4.00%, 07/15/2019	644
25	Indiana Finance Authority, Series A-1, Rev., 5.00%, 11/01/2017	25
20,000	Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Series A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.83%, 09/07/2017 (z)	20,000
7,500	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A, Rev., VRDO, 0.77%, 09/07/2017 (z)	7,500
5,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	5,000
100	Miami County Holding Corp., Option Income Tax Lease Rental, Rev., 3.00%, 01/15/2019	102

		33,576

	Prerefunded — 0.0% (g)
15	County of Hendricks, Transportation, Rev., 5.88%, 02/01/2018 (p)	15
30	Indiana Health & Educational Facilities Financing Authority, Sisters of St. Francis Health Services, Inc. Obligated Group, Rev., AGM, 5.25%, 05/01/2018 (p)	31

		46

	Transportation — 1.5%
20,000	Indiana Finance Authority, Rev., BAN, 2.00%, 10/15/2017	20,009

	Water & Sewer — 0.0% (g)
150	Indiana Finance Authority, Second Lien, Wastewater Utility, Series B, Rev., 5.00%, 10/01/2017	151

	Total Indiana	113,320

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Iowa — 0.3%
	Certificate of Participation/Lease — 0.0% (g)
	Kirkwood Community College,
100	Series A, COP, 3.00%, 06/01/2018	101
175	Series A, COP, 3.00%, 06/01/2019	181

		282

	Education — 0.2%
25	Council Bluffs Community School District, Rev., 4.00%, 07/01/2018 (p)	26
2,250	Iowa Higher Education Loan Authority, Private Education Working Capital Loan Program, Series A, Rev., 2.75%, 05/10/2018	2,274

		2,300

	General Obligation — 0.0% (g)
500	Kirkwood Community College, GO, 3.00%, 06/01/2018	508

	Hospital — 0.1%
480	City of Ames, Mary Greeley Medical Center, Rev., 5.00%, 06/15/2018	495
25	Iowa Board of Regents, University of Iowa Hospitals & Clinics, Rev., 4.00%, 09/01/2017	25

		520

	Other Revenue — 0.0% (g)
25	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.50%, 02/15/2018	26

	Water & Sewer — 0.0% (g)
110	Muscatine Power & Water, Rev., 2.00%, 12/01/2018	111

	Total Iowa	3,747

	Kansas — 0.0% (g)
	General Obligation — 0.0% (g)
65	County of Neosho, Sales Tax, GO, 3.00%, 10/01/2018	67
20	Douglas County Unified School District No. 497, Series A, GO, 2.00%, 09/01/2018	20
100	Ford County Unified School District No. 443, Series B, GO, 5.00%, 09/01/2018	104
40	Miami County, Unified School District No. 368, GO, 2.00%, 09/01/2017	40

		231

	Hospital — 0.0% (g)
100	City of Hutchinson, Hutchinson Regional Medical Center, Inc., Rev., 4.00%, 12/01/2017	101

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.0% (g)
25	Kansas State Development Finance Authority, Sisters Leavenwort, Series A, Rev., 5.00%, 01/01/2018 (p)	25

	Prerefunded — 0.0% (g)
20	Kansas Unified School District No. 265 Sedgwick County, GO, AGC, 4.50%, 10/01/2018 (p)	21
60	Kansas Unified School District No. 266 Sedgwick County, GO, AGM, 5.25%, 09/01/2018 (p)	62

		83

	Total Kansas	440

	Kentucky — 0.7%
	Education — 0.1%
50	Boone County School District Finance Corp., School Building, Rev., 2.00%, 03/01/2018	50
1,250	City of Berea Education Facilities, Berea College Project, Series A, Rev., VRDO, 0.78%, 09/01/2017 (z)	1,250

		1,300

	Hospital — 0.0% (g)
50	Kentucky Bond Development Corp., Hospital Facilities, St. Elizabeth Medical Centre, Inc., Rev., 5.00%, 05/01/2018	52

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
300	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., 1.50%, 04/01/2019 (z)	301

	Other Revenue — 0.1%
175	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., 5.00%, 06/01/2018	179
350	Kentucky State Property & Buildings Commission, Project No. 100, Series A, Rev., 5.00%, 08/01/2018	363
75	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.25%, 10/01/2018	79

		621

	Prerefunded — 0.0% (g)
	Kentucky Municipal Power Agency, Prairie State Project,
25	Series A, Rev., BHAC-CR NATL-RE, 5.25%, 09/01/2017 (p)	25

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
25	Series A, Rev., NATL-RE, 5.25%, 09/01/2017 (p)	25
25	University of Louisville, General Receipts, Series A, Rev., 4.50%, 09/01/2018 (p)	26

		76

	Utility — 0.3%
4,200	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Rev., 1.25%, 06/03/2019 (z)	4,211

	Water & Sewer — 0.2%
2,440	Louisville/Jefferson County Metro Government, Water System, Rev., 5.00%, 11/15/2019	2,659

	Total Kentucky	9,220

	Louisiana — 0.6%
	Education — 0.0% (g)
175	Louisiana Public Facilities Authority, Capital Appreciation, Loyola University Project, Rev., Zero Coupon, 10/01/2018	172
160	Louisiana Public Facilities Authority, University Alexandria Student Housing Project, Series A, Rev., 2.00%, 10/01/2018	162

		334

	General Obligation — 0.0% (g)
150	Iberia Parishwide School District, GO, 2.00%, 03/01/2021	154
	State of Louisiana, St. Tammany Parishwide School District No. 12,
100	GO, 2.00%, 03/01/2019 (w)	102
200	GO, 2.00%, 03/01/2020 (w)	204

		460

	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
225	Rev., 4.00%, 05/15/2019	236
325	Rev., 5.00%, 05/15/2020	357

		593

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
150	St. Charles Parish, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.88%, 09/01/2017 (z)	150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.5%
125	City of Shreveport, Independence Stadium Project, Rev., 3.00%, 03/01/2018	126
100	Lafayette Consolidated Government, Public Improvement Sales Tax, Series A, Rev., 3.00%, 03/01/2019	103
200	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Projects, Rev., 4.00%, 05/01/2020	215
275	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project, Rev., 5.00%, 07/01/2018	283
250	Louisiana State Correctional Facilities Corp., Rev., AMBAC, 5.00%, 09/01/2017	250
5,000	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, LIBOR Index, Series A, Rev., (1 Month LIBOR + 0.47%, 12.00% Cap), 1.33%, 10/02/2017 (aa)	5,010

		5,987

	Special Tax — 0.0% (g)
250	St. Charles Parish, Limited Tax, Series A, Rev., AGM, 3.00%, 03/01/2019	257

	Transportation — 0.0% (g)
135	New Orleans Aviation Board, General Airport, North Terminal Project, Series A, Rev., 5.00%, 01/01/2020	147

	Water & Sewer — 0.0% (g)
200	City of Shreveport, Water & Sewer, Series A, Rev., AGM, 4.00%, 12/01/2018	207
150	City of Shreveport, Water & Sewer, Junior Lien, Series B, Rev., AGM, 4.00%, 12/01/2018	155

		362

	Total Louisiana	8,290

	Maine — 0.0% (g)
	Other Revenue — 0.0% (g)
25	Maine Municipal Bond Bank, Series F, Rev., 5.00%, 11/01/2018	26

	Maryland — 1.5%
	General Obligation — 0.9%
25	State of Maryland, State & Local Facilities Loan of 2012, First Series, Series C, GO, 4.00%, 08/15/2018	26
11,300	Washington Suburban Sanitary Commission, Series A, GO, VRDO, BAN, 0.78%, 09/07/2017 (z)	11,300

		11,326

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.6%
7,750	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., VRDO, 0.85%, 12/01/2017 (z)	7,750

	Other Revenue — 0.0% (g)
250	County of Prince George’s, Collington Episcopal Life Care Community, Inc., Rev., 5.00%, 04/01/2018	255

	Prerefunded — 0.0% (g)
25	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.00%, 12/01/2017 (p)	25
5	County of Prince George’s, Consolidated Public Improvement Bond, GO, 4.00%, 07/15/2018 (p)	5
50	Maryland Health & Higher Educational Facilities Authority, University Maryland Medical System, Rev., AMBAC, 5.50%, 07/01/2018 (p)	52

		82

	Transportation — 0.0% (g)
25	Maryland Transportation Authority, Rev., 4.00%, 09/01/2017	25

	Total Maryland	19,438

	Massachusetts — 3.8%
	Education — 1.5%
25	Massachusetts Development Finance Agency, University of Massachusetts Issue, Rev., 4.00%, 10/01/2017	25
	University of Massachusetts Building Authority,
20,000	Series 1, Rev., VRDO, 0.78%, 09/07/2017 (z)	20,000
20	Series 2, Rev., 4.00%, 11/01/2018	21

		20,046

	General Obligation — 0.2%
65	City of Beverly, Municipal Purpose Loan of 2012, GO, 2.00%, 09/01/2017	65
2,700	Commonwealth of Massachusetts, Series D, GO, 5.50%, 10/01/2018	2,838
25	Town of Bolton, Public Safety Facility, GO, 2.50%, 10/01/2017	25

		2,928

	Housing — 0.5%
5,700	Massachusetts Housing Finance Agency, Construction Loan, Series A, Rev., 1.85%, 06/01/2020	5,711

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.0% (g)
155	Massachusetts State Development Finance Agency, Wentworth Institute Technology, Rev., 5.00%, 10/01/2017	155

	Prerefunded — 0.4%
25	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.00%, 08/01/2018 (p)	26
4,720	Massachusetts Clean Water Trust, State Revolving Fund, Rev., 5.00%, 08/01/2020 (p)	5,266
15	Massachusetts Development Finance Agency, Harvard, Series A, Rev., 5.50%, 11/15/2018 (p)	16
45	Massachusetts Health & Educational Facilities Authority, Berkeley College, Series A, Rev., 5.00%, 10/01/2017 (p)	45
25	Massachusetts Health & Educational Facilities Authority, Caregroup, Series E-1, Rev., 5.00%, 07/01/2018 (p)	26

		5,379

	Transportation — 1.1%
15,000	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.78%, 09/07/2017 (z)	15,000

	Water & Sewer — 0.1%
1,725	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.78%, 09/07/2017 (z)	1,725

	Total Massachusetts	50,944

	Michigan — 0.3%
	General Obligation — 0.0% (g)
115	Cedar Springs Public School District, GO, Q-SBLF, 4.00%, 05/01/2018	117
40	Chippewa Valley Schools, Series A, GO, Q-SBLF, 5.00%, 05/01/2018	41
200	Mancelona Public Schools, GO, Q-SBLF, 2.00%, 05/01/2018	202
200	Meridian Public School District, GO, Q-SBLF, 1.50%, 05/01/2018	201
200	Okemos Public Schools, School Improvement & Bus, GO, Q-SBLF, 1.50%, 05/01/2018	201

		762

	Hospital — 0.3%
120	Michigan Finance Authority, Trinity Health Group, Series A, Rev., 5.00%, 12/01/2018	126

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group,
30	Series F-3, Rev., 1.40%, 06/29/2018 (z)	30
330	Rev., 5.00%, 11/15/2018	346
3,000	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Subseries A-1, Rev., 1.38%, 05/01/2020 (z)	3,016
50	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Rev., 5.00%, 09/01/2017	50

		3,568

	Prerefunded — 0.0% (g)
50	Saginaw City School District, School Building & Site, GO, AGM, Q-SBLF, 4.63%, 05/01/2018 (p)	51
25	State of Michigan, Rev., GAN, AGM, 5.25%, 09/15/2017 (p)	25

		76

	Total Michigan	4,406

	Minnesota — 0.8%
	Certificate of Participation/Lease — 0.1%
150	St. Cloud Independent School District No. 742, Series A, COP, 2.00%, 02/01/2018	151
930	St. Paul Independent School District No. 625, Series B, COP, 5.00%, 02/01/2021	1,053

		1,204

	Education — 0.3%
50	City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project, Series A, Rev., 3.00%, 07/01/2019	51
25	Minnesota State Colleges & Universities, Rev., 2.00%, 10/01/2018	25
2,715	University of Minnesota, Series A, Rev., 5.00%, 04/01/2022	3,185

		3,261

	General Obligation — 0.1%
25	City of St. Paul, Tax Increment, Series G, GO, 4.00%, 02/01/2018	25
1,570	State of Minnesota, Trunk Highway, Series B, GO, 4.00%, 08/01/2018	1,617

		1,642

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.1%
	City of Maple Grove, Maple Grove Hospital Corporation,
650	Rev., 3.00%, 05/01/2018	658
930	Rev., 3.00%, 05/01/2019	956

		1,614

	Housing — 0.2%
	City of St. Paul Park, Senior Housing & Health Care, Presbyterian Homes Bloomington Project,
445	Rev., 3.00%, 09/01/2018 (w)	450
795	Rev., 3.00%, 09/01/2019 (w)	813
850	St Paul, Minnesota Housing & Redevelopment Authority Health Care, Series A, Rev., 2.00%, 11/15/2018	861

		2,124

	Transportation — 0.0% (g)
150	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport, Series D, Rev., AMT, 4.00%, 01/01/2018	152

	Utility — 0.0% (g)
115	Northern Municipal Power Agency, Electric System, Series A, Rev., AGC, 5.00%, 01/01/2018	116
100	Southern Minnesota Municipal Power Agency, Power Supply System, Series A, Rev., AMBAC, Zero Coupon, 01/01/2018	100

		216

	Total Minnesota	10,213

	Mississippi — 1.6%
	General Obligation — 0.1%
405	County of Hinds, Series A, GO, 2.00%, 08/01/2018	409
25	Rankin County School District, GO, 5.00%, 10/01/2017	25

		434

	Hospital — 0.2%
3,100	Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Series B2, Rev., 1.55%, 01/09/2018 (e) (z)	3,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 1.3%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
11,150	Series A, Rev., VRDO, 0.78%, 09/07/2017 (z)	11,150
6,200	Series E, Rev., VRDO, 0.79%, 09/07/2017 (z)	6,200

		17,350

	Other Revenue — 0.0% (g)
100	Mississippi Development Bank, Rankin County Bond Project, Rev., 3.00%, 03/01/2022	107

	Prerefunded — 0.0% (g)
50	Mississippi Development Bank Special Obligation, Harrison County, Project Marshall, Rev., AMBAC, 5.00%, 01/01/2018 (p)	51

	Total Mississippi	21,042

	Missouri — 0.3%
	Certificate of Participation/Lease — 0.0% (g)
	City of Arnold,
120	COP, 3.00%, 12/15/2018	123
120	COP, 3.00%, 12/15/2019	125

		248

	General Obligation — 0.0% (g)
25	Columbia School District, Refunding & Improvement, GO, 2.00%, 03/01/2018	25

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Cape Girardeau County IDA, South Eastern Health,
2,650	Rev., 2.00%, 03/01/2018	2,660
300	Rev., 5.00%, 03/01/2019	315
320	Rev., 5.00%, 03/01/2020	345
100	Kirkwood IDA, Aberdeen Heights, Series A, Rev., 5.00%, 05/15/2018	103

		3,423

	Other Revenue — 0.0% (g)
250	Branson IDA, Branson Shoppes Redevelopment Project, Series A, Rev., 3.00%, 11/01/2018	253

	Prerefunded — 0.0% (g)
15	Missouri State Health & Educational Facilities Authority, Health Facilities, Coxhealth, Series A, Rev., 5.50%, 11/15/2018 (p)	16

	Total Missouri	3,965

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Montana — 0.0% (g)
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
400	City of Forsyth, Pacific Corporation Project, Rev., VRDO, LOC: Bank of Nova Scotia, 0.80%, 09/01/2017 (z)	400

	Nebraska — 0.2%
	General Obligation — 0.1%
	Papio-Missouri River Natural Resource District,
330	GO, 3.00%, 12/15/2018	339
720	GO, 4.00%, 12/15/2019	767
405	GO, 4.00%, 12/15/2020	442

		1,548

	Hospital — 0.1%
	Madison County Hospital Authority No. 1, Faith Regional Health Services Project,
100	Series A, Rev., 3.00%, 07/01/2018	101
725	Series A, Rev., 4.00%, 07/01/2019	758

		859

	Other Revenue — 0.0% (g)
500	Nebraska Cooperative Republican Platte Enhancement Project, River Flow Enhancement, Rev., AGM, 2.00%, 12/15/2017	502

	Utility — 0.0% (g)
20	City of Lincoln, Electric System, Rev., 5.00%, 09/01/2018	21
30	Nebraska Public Power District, Series A, Rev., 5.00%, 01/01/2018	30
10	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A, Rev., 4.25%, 01/01/2018	10

		61

	Total Nebraska	2,970

	Nevada — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
3,000	County of Clark, Nevada Power Company Projects, Rev., 1.60%, 05/21/2020 (z)	3,021

	Other Revenue — 0.0% (g)
355	City of Henderson Nevada Local Improvement District No. T-14, Rev., 2.50%, 03/01/2019	362
200	City of Henderson Nevada Local Improvement District No. T-17, Rev., 2.00%, 09/01/2019	203

		565

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
45	City of Reno, Washoe Medical Center, Series A, Rev., AGM, 5.25%, 06/01/2018 (p)	46
20	Clark County School District, Series A, GO, 5.00%, 06/15/2018 (p)	21

		67

	Transportation — 0.0% (g)
25	County of Clark Department of Aviation, Airport System, Series B, Rev., 5.00%, 07/01/2018	26

	Utility — 0.1%
580	County of Washoe, Gas & Water Facilities, Sierra Pacific Power Company Project, Series B, Rev., 3.00%, 06/01/2022 (z)	615

	Total Nevada	4,294

	New Hampshire — 0.1%
	Education — 0.1%
950	New Hampshire Health & Education Facilities Authority Act, University System, Series A-1, Rev., VRDO, 0.78%, 09/01/2017 (z)	950

	Transportation — 0.0% (g)
25	New Hampshire State Turnpike System, Rev., 5.00%, 10/01/2018	26

	Total New Hampshire	976

	New Jersey — 5.3%
	Certificate of Participation/Lease — 0.0% (g)
150	Township of West Orange, COP, AGM, 3.00%, 10/01/2017	150

	Education — 0.0% (g)
500	Gloucester County Improvement Authority, Series A, Rev., 5.00%, 11/01/2019	542
85	New Jersey Economic Development Authority, School Facilities Construction, Series GG, Rev., 5.00%, 09/01/2017 (p)	85

		627

	General Obligation — 4.5%
5,092	Borough of Bogota, GO, BAN, 2.25%, 05/11/2018	5,130
25	Borough of Metuchen, GO, 4.00%, 09/01/2018	26
3,280	Borough of Ramsey, Water-Sewer Utility, GO, BAN, 2.25%, 06/08/2018	3,309
250	City of Atlantic, Tax Appeal, Series A, GO, 5.00%, 03/01/2020	270
1,046	City of Bordentown, Series A, GO, BAN, 2.25%, 05/17/2018	1,053

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,588	City of Burlington, Series A, GO, BAN, 2.25%, 06/06/2018	2,611
3,467	City of Pleasantville, Series A, GO, BAN, 2.25%, 08/16/2018	3,498
1,000	City of Union, County of Hudson, Series 2017, GO, 4.00%, 11/01/2019 (w)	1,053
15	County of Essex, Series A, GO, 4.00%, 10/01/2018	16
25	County of Monmouth, COP, GO, 5.00%, 09/15/2017	25
25	County of Passaic, GO, XLCA, 3.75%, 11/01/2017	25
50	Glen Rock School District, GO, 4.25%, 09/01/2017	50
	Mullica Township School District,
106	GO, 2.00%, 09/15/2018	107
105	GO, 2.00%, 09/15/2019	106
6,300	Penns Grove-Carneys Point Regional School District, GO, GAN, 2.25%, 07/13/2018	6,364
4,000	South Plainfield School District, Temporary Notes, GO, 2.00%, 03/08/2018	4,013
9,519	Township of Belleville, GO, BAN, 2.50%, 05/25/2018	9,606
4,905	Township of Ewing, GO, TAN, 1.75%, 10/27/2017	4,910
	Township of Hillside,
4,542	GO, BAN, 2.25%, 07/25/2018	4,579
2,229	GO, BAN, 2.50%, 08/03/2018	2,251
4,000	Township of Maple Shade, GO, BAN, 2.25%, 06/28/2018	4,032
30	Township of South Brunswick, General Improvement, GO, 3.00%, 10/01/2017	30
6,592	Township of West Orange, GO, BAN, 2.25%, 07/27/2018	6,656

		59,720

	Housing — 0.3%
3,500	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Camden Townhouses Project, Series F, Rev., 1.35%, 02/01/2019 (z)	3,506

	Other Revenue — 0.1%
45	Atlantic County Improvement Authority Revenue County Guaranteed, Project Note, Aviation Park Project, Rev., 2.00%, 10/05/2017	45
25	Bergen County Improvement Authority, Guaranteed Governmental Loan, Rev., 4.00%, 08/15/2018	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
30	Burlington County Bridge Commission Lease, Governmental Leasing Program, Series A, Rev., 5.00%, 10/15/2018	31
1,000	Hudson County Improvement Authority, Local Unit Loan Program, Series A-1, Rev., 2.25%, 04/05/2018	1,008
25	Middlesex County Improvement Authority, Guaranteed Capital Equipment & Improvement, Rev., 3.00%, 09/15/2017	25
30	New Jersey Environmental Infrastructure Trust, Rev., 5.00%, 09/01/2017	30
200	The Union County Improvement Authority, City of Linden Omnibus Project, Rev., AGM, 2.00%, 11/01/2017	200

		1,365

	Prerefunded — 0.1%
25	County of Burlington, General Improvement, Series A, GO, 4.00%, 09/01/2018 (p)	26
15	County of Monmouth, GO, 4.00%, 09/15/2017 (p)	15
	New Jersey Economic Development Authority, School Facilities Construction,
55	Series U, Rev., AGM, 5.00%, 09/01/2017 (p)	55
70	Series U, Rev., 5.00%, 09/01/2017 (p)	70
25	Series U, Rev., AMBAC, 5.00%, 09/01/2017 (p)	25
25	Series Y, Rev., 4.50%, 09/01/2018 (p)	26
85	Series Z, Rev., AGC, 5.50%, 12/15/2018 (p)	90
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation,
30	Rev., 5.00%, 10/01/2018 (p)	31
35	Rev., 5.25%, 10/01/2018 (p)	37
805	New Jersey Health Care Facilities Financing Authority, Meridian Health System, Rev., AGC, 5.00%, 07/01/2018 (p)	833
	State of New Jersey, Equipment Lease Purchase,
40	Series A, COP, 5.00%, 06/15/2018 (p)	41
25	Series A, COP, 5.25%, 06/15/2019 (p)	27

		1,276

	Transportation — 0.3%
100	New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2017	100
2,900	New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 12/15/2017	2,932

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
700	New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.79%, 09/07/2017 (aa)	691
225	New Jersey Transportation Trust Fund Authority, Transportation System, Series B-4, Rev., 5.25%, 12/15/2019	242
100	South Jersey Port Corp., Marine Terminal Revenue, Series S, Rev., 5.00%, 01/01/2018	101

		4,066

	Utility — 0.0% (g)
35	Camden County Municipal Utilities Authority, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 09/01/2017	35
115	Middlesex County Improvement Authority, Perth Amboy Franchise Acquisition Project, Series B, Rev., AMBAC, Zero Coupon, 09/01/2017	115

		150

	Total New Jersey	70,860

	New Mexico — 0.1%
	General Obligation — 0.1%
880	Jal Public School District No. 19, Credit Enhancement Program, GO, AGM, 5.00%, 08/01/2019	947
500	Silver City Consolidated School District No. 1, School Building, GO, 2.00%, 08/01/2018	503

	Total New Mexico	1,450

	New York — 22.1%
	Education — 2.1%
340	Albany Capital Resource Corp., Albany Law School of Union University Refunding Project, Rev., 3.00%, 07/01/2018	345
5,000	Board of Cooperative Educational Services First Supervisory District, Rev., RAN, 2.25%, 03/08/2018	5,028
	Board of Cooperative Educational Services for the Sole Supervisory District,
13,500	Rev., RAN, 2.00%, 06/29/2018	13,577
3,500	Rev., RAN, 2.25%, 03/16/2018	3,520
5,000	Rev., RAN, 2.25%, 06/22/2018	5,041

		27,511

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 9.7%
6,500	Amsterdam City School District, Series A, GO, BAN, 2.25%, 06/29/2018	6,569
330	Apalachin Fire District, Fire District Building, GO, BAN, 2.00%, 02/20/2018	331
645	City of Glen Cove, GO, 3.00%, 01/15/2018	650
	City of New York,
15,000	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 0.78%, 09/07/2017 (z)	15,000
10,100	Series H, Subseries H-3, GO, VRDO, AGM, 0.85%, 09/01/2017 (z)	10,100
10,555	City of New York, Fiscal Year 2008, Subseries L-4, GO, VRDO, LOC: U.S. Bank NA, 0.82%, 09/01/2017 (z)	10,555
25	City of New York, Fiscal Year 2013, Series J, GO, 5.00%, 08/01/2018	26
3,635	City of Olean, GO, BAN, 2.25%, 06/14/2018	3,666
6,100	City of Rome, GO, BAN, 1.50%, 09/01/2017	6,100
2,008	City of Troy, Series B, GO, BAN, 2.25%, 08/03/2018	2,025
30	Commack Union Free School District, GO, 3.00%, 09/01/2017	30
1,130	County of Suffolk, Series A, GO, 5.00%, 04/01/2018	1,157
25	Eastport-South Manor Central School District, GO, 3.00%, 09/01/2017	25
100	Elmont Union, Free School District, GO, AGM, 5.00%, 09/15/2017	100
16,035	Gouverneur Central School District, GO, BAN, 2.25%, 06/28/2018	16,212
1,875	Harpursville Central School District, GO, RAN, 2.25%, 06/29/2018	1,891
3,500	Harrisville Central School District, GO, BAN, 2.25%, 06/29/2018	3,527
10	Middletown City School District, GO, 4.00%, 09/15/2017	10
6,100	Portville Central School District, GO, BAN, 2.25%, 06/29/2018	6,149
1,480	Queensbury Union Free School District, GO, BAN, 2.25%, 04/27/2018	1,493
120	Somers Central School District, GO, 5.00%, 11/15/2017	121
25	State of New York, Series C, GO, 3.00%, 09/01/2017	25
3,500	Sweet Home Central School District, GO, TAN, 2.00%, 10/11/2017	3,504
3,292	Town of Corning, Series A, GO, BAN, 2.25%, 08/15/2018	3,322
1,067	Town of LaGrange, Series B, GO, BAN, 2.50%, 06/14/2018	1,080

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,300	Town of Macedon, GO, BAN, 2.50%, 12/27/2017	2,311
	Town of Oyster Bay,
3,400	GO, RAN, 2.50%, 02/23/2018	3,415
200	Series B, GO, BAN, 3.50%, 02/02/2018	202
100	Series C, GO, BAN, 4.00%, 06/01/2018	101
1,530	Town of Phelps, GO, BAN, 2.25%, 07/06/2018	1,544
1,079	Town of Union, GO, BAN, 2.25%, 05/04/2018	1,089
3,104	Village of Tully, GO, BAN, 2.25%, 04/12/2018	3,125
130	Wautoma Area School District, GO, AGM, 3.00%, 03/01/2018	131
6,460	West Canada Valley Central School District, GO, BAN, 2.00%, 06/14/2018	6,503
5,000	West Genesee Central School District, GO, RAN, 2.00%, 12/08/2017	5,013
8,000	West Seneca Fire District No. 2, Series B, GO, BAN, 2.25%, 07/11/2018	8,071
5,000	West Webster Fire District, GO, BAN, 1.75%, 07/13/2018	5,020

		130,193

	Hospital — 0.0% (g)
150	New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group, Series A, Rev., 4.00%, 05/01/2020	161

	Industrial Development Revenue/Pollution Control Revenue — 1.5%
20,145	Syracuse City Industrial Development Agency, Syracuse University Project, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	20,145

	Other Revenue — 3.0%
	New York City Transitional Finance Authority, Future Tax Secured Revenue,
20,000	Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	20,000
14,675	Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.79%, 09/07/2017 (z)	14,675
30	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Series B, Rev., 5.00%, 02/01/2018	31
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
35	Rev., 5.00%, 11/01/2017	35
25	Series D, Rev., 5.00%, 11/01/2018	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 9.7%
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012,
170	Rev., 5.00%, 11/01/2017	171
100	Series E, Subseries E-1, Rev., 5.00%, 02/01/2018 (p)	102
4,000	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, 0.80%, 09/07/2017 (z)	4,000
70	New York City Trust for Cultural Resources, Museum of Modern Art, Series 1-A, Rev., 5.00%, 10/01/2017 (p)	70
150	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2019	157

		39,267

	Prerefunded — 0.0% (g)
25	Metropolitan Transportation Authority, Series A, Rev., AGM, 5.00%, 11/15/2017 (p)	26
80	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing, Series A, Rev., 5.00%, 09/15/2017 (p)	80
35	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series B, Rev., 5.00%, 10/01/2017 (p)	35
25	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.25%, 09/15/2017 (p)	25
25	New York State Thruway Authority, Transportation, Series A, Rev., 5.25%, 09/15/2017 (p)	25
50	Onondaga County Water Authority, Series A, Rev., 5.00%, 09/15/2018 (p)	52
35	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 4.88%, 05/15/2018 (p)	36

		279

	Special Tax — 0.0% (g)
25	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.25%, 12/15/2018	26

	Transportation — 1.7%
	Metropolitan Transportation Authority,
8,835	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.77%, 09/07/2017 (z)	8,835
3,000	Subseries E-3, Rev., VRDO, LOC: Citibank, NA, 0.76%, 09/07/2017 (z)	3,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
8,850	New York State Thruway Authority, Series A, Rev., 5.00%, 05/01/2019	9,442
25	New York State Thruway Authority, Transportation, Series A, Rev., 5.00%, 03/15/2018	25
25	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 4.00%, 11/15/2017	25
1,000	Subseries ABCD-4, Rev., AGM, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.35%, 10.00% Cap), 1.14%, 09/07/2017 (aa)	1,000

		22,327

	Utility — 0.0% (g)
25	Long Island Power Authority, Electric System, Series A, Rev., AGM, Zero Coupon, 12/01/2018	25

	Water & Sewer — 4.1%
25,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-4, Rev., VRDO, 0.78%, 09/07/2017 (z)	25,000
12,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, LOC: Citibank, NA, 0.82%, 09/01/2017 (z)	12,000
8,205	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD-3B, Rev., VRDO, 0.82%, 09/01/2017 (z)	8,205
1,985	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Subseries BB-3, Rev., VRDO, 0.77%, 09/07/2017 (z)	1,985
8,100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Series BB-2, Rev., VRDO, 0.73%, 09/01/2017 (z)	8,100

		55,290

	Total New York	295,224

	North Carolina — 4.4%
	Education — 0.0% (g)
	Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina,
110	Rev., AGM, 3.00%, 10/01/2018	113

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
90	Rev., AGM, 4.00%, 10/01/2019	95
120	Rev., AGM, 4.00%, 10/01/2020	130

		338

	Hospital — 2.4%
11,200	Charlotte-Mecklenburg Hospital Authority, Health Care, Series E, Class E, Rev., VRDO, AGM, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	11,200
3,000	North Carolina Medical Care Commission, Firsthealth Carolinas, Series A, Rev., VRDO, 0.83%, 09/07/2017 (z)	3,000
17,800	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.78%, 09/07/2017 (z)	17,800
380	Northern Hospital District of Surry County, Health Care Facilities, Rev., 4.00%, 10/01/2018	389

		32,389

	Other Revenue — 0.0% (g)
25	County of Bladen, Rev., 4.00%, 06/01/2018	26
25	Mecklenburg County, Rev., 4.00%, 01/01/2018	25

		51

	Prerefunded — 0.0% (g)
35	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC-ICC, 5.00%, 01/01/2018 (p)	36

	Utility — 0.0% (g)
25	North Carolina Eastern Municipal Power Agency, Power System, Rev., AMBAC, 6.00%, 01/01/2018 (p)	25

	Water & Sewer — 2.0%
14,990	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.76%, 09/07/2017 (z)	14,990
6,005	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.80%, 09/07/2017 (z)	6,005
5,000	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.79%, 09/07/2017 (z)	5,000

		25,995

	Total North Carolina	58,834

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Dakota — 0.0% (g)
	Hospital — 0.0% (g)
270	City of Grand Forks, Health Care System, Altru Health System Obligated Group, Series A, Rev., 5.00%, 12/01/2018	283

	Ohio — 6.2%
	Certificate of Participation/Lease — 0.0% (g)
130	Mayfield City School District, Middle School Project, Series B-1, COP, 4.00%, 09/01/2017	130

	Education — 0.5%
100	Fairborn City School District, School Facilities Construction & Improvement, Series A, GO, 3.00%, 12/01/2017	100
	Lorain County Community College District,
195	Rev., 2.00%, 12/01/2017	195
225	Rev., 2.00%, 12/01/2018	228
40	Miami University, A State University of Ohio, Rev., 4.00%, 09/01/2017	40
5,300	Ohio State University (The), General Receipts, Rev., VRDO, 0.76%, 09/07/2017 (z)	5,300
100	Wright State University, General Receipts, Series A, Rev., 4.00%, 05/01/2018	102

		5,965

	General Obligation — 3.2%
215	Antwerp Local School District, School Facilities Construction & Improvement, GO, 3.00%, 12/01/2018	220
1,075	City of Ashland, Various Purpose Notes, GO, BAN, 2.00%, 05/17/2018	1,081
25	City of Cincinnati, Various Purpose, Series A, GO, 5.00%, 12/01/2017	25
645	City of Cleveland Heights, GO, BAN, 2.30%, 07/24/2018	653
3,500	City of Cuyahoga Falls, Various Purpose, GO, BAN, 1.75%, 08/08/2018	3,522
685	City of Elyria, GO, BAN, 2.00%, 05/25/2018	690
	City of Elyria, Improvement & Refunding, Various Purpose,
685	GO, 3.00%, 12/01/2018	703
1,340	GO, 5.00%, 12/01/2019	1,460
425	City of Fairborn, Various Purpose, Series B, GO, BAN, 1.75%, 09/07/2018	428
1,360	City of Forest Park, Various Purpose, GO, BAN, 1.75%, 08/22/2018	1,370
1,000	City of Highland Heights, Various Purpose, GO, BAN, 1.75%, 06/14/2018	1,005

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
8,000	City of Huber Heights, Capital Facilities Notes, GO, BAN, 2.00%, 05/30/2018	8,048
	City of Middletown, Various Purpose,
250	GO, 4.00%, 12/01/2018	259
500	GO, 4.00%, 12/01/2019	531
500	City of Seven Hills, Capital Improvement, GO, BAN, 2.25%, 06/28/2018	505
650	City of Seven Hills, Street Improvement, GO, BAN, 2.25%, 08/02/2018	656
1,115	City of Springfield, Sewer & Water, GO, BAN, 2.00%, 03/30/2018	1,122
250	City of Tipp City, Various Purpose, Series A, GO, BAN, 1.75%, 02/14/2018	251
	County of Crawford, Various Purpose,
150	GO, AGM, 2.00%, 12/01/2017	150
225	GO, AGM, 2.00%, 12/01/2018	228
1,000	County of Lake, Water Utilities Improvement, GO, 1.50%, 06/14/2018	1,003
5,000	County of Lucas, Various Purpose Improvement, GO, BAN, 2.00%, 07/11/2018	5,045
100	Medina County Library District Library Improvement, GO, 4.00%, 12/01/2017	101
95	Painesville City Local School District, School Improvement, GO, Zero Coupon, 12/01/2018	94
100	Riverside Local School District, School Construction & Improvement, Series C, GO, 5.00%, 10/01/2018	104
	State of Ohio, Common Schools,
50	Series B, GO, 5.00%, 09/15/2017	50
35	Series C, GO, 4.00%, 09/15/2017	35
30	State of Ohio, Infrastructure Improvement, Series B, GO, 5.00%, 09/01/2017	30
	Township of Union, Clermont County, Various Purpose,
6,725	GO, BAN, 1.25%, 09/07/2017	6,725
6,500	GO, BAN, 2.00%, 09/06/2018	6,560
230	Wauseon Exempted Village School District, Classroom Facilities & School Improvement, GO, 2.00%, 12/01/2018	233

		42,887

	Hospital — 1.0%
125	Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 5.00%, 11/15/2021	140
	City of Centerville, Graceworks Lutheran Services,
275	Rev., 5.00%, 11/01/2020	297

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
285	Rev., 5.00%, 11/01/2021	311
12,840	County of Franklin, Hospital Facilities, U.S. Health Corp., Series A, Rev., VRDO, LOC: Northern Trust Co., 0.79%, 09/07/2017 (z)	12,840

		13,588

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
13,935	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%), 1.01%, 09/07/2017 (aa)	13,939

	Prerefunded — 0.0% (g)
25	Miamisburg City School District, Facilities Construction & Improvement, GO, 5.00%, 12/01/2018 (p)	26
50	Northmor Local School District, School Facilities Construction & Improvement, GO, 5.00%, 11/01/2018 (p)	53

		79

	Transportation — 0.4%
4,770	City of Cleveland, Airport System, Series D, Rev., VRDO, LOC: U.S. Bank NA, 0.78%, 09/07/2017 (z)	4,770
735	Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Projects, Series A-1, Rev., 5.00%, 02/15/2019	778
140	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.00%, 12/15/2017	142

		5,690

	Total Ohio	82,278

	Oklahoma — 0.2%
	Education — 0.2%
	Canadian County Educational Facilities Authority, Mustang Public Schools Project,
335	Rev., 3.00%, 09/01/2018	341
1,000	Rev., 3.00%, 09/01/2019	1,037
	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Noble Public Schools Project,
125	Rev., 4.00%, 09/01/2018	129
120	Rev., 4.00%, 09/01/2019	126
150	Grady County School Finance Authority, Educational Facilities Lease, Alex Public Schools Project, Rev., 3.00%, 12/01/2017	151

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
125	Okarche Economic Development Authority, Okarche Public Schools Project, Rev., 4.00%, 09/01/2019	131
50	Oklahoma Agricultural & Mechanical Colleges, State University, Rev., 3.50%, 07/01/2018 (p)	51
200	Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project, Rev., 2.00%, 09/01/2018	202
	Sequoyah County Educational Facilities Authority, Sallisaw Public Schools Project,
325	Rev., 2.00%, 09/01/2017	325
500	Rev., 2.00%, 09/01/2018	505
300	Tulsa County Industrial Authority, Educational Facilities Lease, Owasso Public Schools Project, Rev., 4.00%, 09/01/2017	300

		3,298

	Prerefunded — 0.0% (g)
5	Grand River Dam Authority, Series A, Rev., BHAC, 5.00%, 06/01/2018 (p)	5

	Total Oklahoma	3,303

	Oregon — 0.5%
	General Obligation — 0.1%
25	Clackamas & Washington Counties School District No. 3, Series A, GO, NATL-RE, Zero Coupon, 06/15/2018	25
	Clackamas County School District No. 12,
100	GO, AGM, 5.00%, 06/15/2018	103
250	Series A, GO, Zero Coupon, 06/15/2019	246
60	Lane County, Mapleton School District No. 32, GO, 2.00%, 06/15/2018	61
25	State of Oregon, Series L, GO, 5.00%, 11/01/2018	26

		461

	Hospital — 0.4%
	Klamath Falls Intercommunity Hospital Authority, Sky Lakes Medical Center Project,
75	Rev., 2.00%, 09/01/2017	75
100	Rev., 3.00%, 09/01/2018	102
5,350	Salem Hospital Facility Authority, Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	5,350

		5,527

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.0% (g)
50	Oregon State Department of Transportation, Series A, Rev., 4.50%, 11/15/2017 (p)	50
20	Port of Portland, Airport Revenue, Series 19, Rev., 5.00%, 07/01/2018 (p)	21

		71

	Transportation — 0.0% (g)
25	Tri-County Metropolitan Transportation District of Oregon, Series A, Rev., 5.00%, 09/01/2017	25
35	Tri-County Metropolitan Transportation District of Oregon, Capital Grant Receipts, Series A, Rev., 5.00%, 10/01/2018	36

		61

	Total Oregon	6,120

	Pennsylvania — 1.7%
	Education — 0.6%
250	Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project, Rev., 2.00%, 04/30/2020 (z)	251
	Pennsylvania Higher Educational Facilities Authority,
5,975	Series AN, Rev., 5.00%, 06/15/2020	6,617
215	Series AT-1, Rev., 5.00%, 06/15/2018	222
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
25	Rev., 5.00%, 08/15/2018	26
200	Rev., 5.00%, 08/15/2019	215
290	Pennsylvania Higher Educational Facilities Authority, Widener University, Rev., 2.00%, 07/15/2019	292
	Snyder County Higher Education Authority, Susquehanna University Project,
150	Rev., 4.00%, 01/01/2018	152
375	Rev., 4.00%, 01/01/2019	389

		8,164

	General Obligation — 0.2%
150	Blackhawk School District, Series A, GO, 1.00%, 09/01/2017	150
350	City of Easton, Series A, GO, AGM, 2.00%, 11/15/2018	354
100	Dallas School District, Luzerne County, GO, 2.00%, 10/15/2017	100
1,075	Municipality of Monroeville, GO, 3.00%, 06/01/2020	1,126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
30	Owen J Roberts School District, GO, 3.85%, 11/15/2017 (p)	30
210	Township of Upper Darby, GO, AGM, 2.00%, 05/01/2019	213
100	Wallenpaupack Area School District, Series A, GO, 3.00%, 09/01/2017	100

		2,073

	Hospital — 0.0% (g)
30	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.00%, 09/01/2017	30

	Housing — 0.0% (g)
250	Philadelphia Housing Authority, PHA Headquaters Project, Rev., 4.00%, 05/01/2019	262

	Other Revenue — 0.7%
8,850	Emmaus General Authority, Rev., VRDO, AGM, 0.84%, 09/07/2017 (z)	8,850
195	Philadelphia Municipal Authority, City Agreement, Juvenile Justice Services Center, Rev., 4.00%, 04/01/2019	204

		9,054

	Prerefunded — 0.0% (g)
15	County of Allegheny, West Mifflin Area School District, GO, AGM, 5.38%, 10/01/2018 (p)	16
50	Doylestown Hospital Authority, Series A, Rev., AGC, 5.00%, 07/01/2018 (p)	52
20	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series B, Rev., 6.00%, 08/15/2018 (p)	21
25	Philadelphia Gas Works Co., Seventh Series, 1998 General Ordinance, Series 1998, Rev., AMBAC, 5.00%, 10/01/2017 (p)	25
35	The School Board of Philadelphia County, Series F, GO, BHAC, 5.13%, 09/01/2018 (p)	36

		150

	Transportation — 0.0% (g)
	Pennsylvania Turnpike Commission,
200	Series A-1, Rev., (1 Month LIBOR + 0.60%, 9.00% Cap), 1.47%, 10/02/2017 (aa)	200
70	Series B, Subseries B-2, Rev., 5.00%, 06/01/2018	72
75	Series B, Subseries B-2, Rev., 5.00%, 06/01/2019	80

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
50	Series B, Subseries B-2, Rev., 5.00%, 06/01/2020	55
110	Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.00%, 12/01/2020	123

		530

	Utility — 0.2%
2,100	City of Philadelphia, Gas Works, 1998 General Ordinance, Fifteen, Rev., 3.00%, 08/01/2019	2,181

	Water & Sewer — 0.0% (g)
25	Altoona City Authority, Water, Rev., AGM, 5.00%, 11/01/2017	25

	Total Pennsylvania	22,469

	Rhode Island — 0.4%
	Hospital — 0.4%
5,205	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	5,205

	Other Revenue — 0.0% (g)
205	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 4.00%, 06/01/2018	209

	Total Rhode Island	5,414

	South Carolina — 2.0%
	Education — 0.1%
300	County of Spartanburg, School District No. 7, Rev., 3.00%, 12/01/2018	308
500	Educational Facilities Authority, Wofford College, Series B, Rev., 2.38%, 04/01/2022 (z)	512
40	Greenville County School District, Installment Purchase, Rev., 5.50%, 12/01/2017	40

		860

	General Obligation — 0.0% (g)
25	State of South Carolina, Highway, Series A, GO, 5.00%, 06/01/2018	26

	Hospital — 1.9%
24,960	Greenville Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.78%, 09/07/2017 (z)	24,960

	Other Revenue — 0.0% (g)
300	South Carolina State Public Service Authority, Series B, Rev., 5.00%, 12/01/2017	303

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.0% (g)
250	Piedmont Municipal Power Agency, Electric, Series A, Rev., 5.00%, 01/01/2019	263

	Total South Carolina	26,412

	South Dakota — 0.0% (g)
	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
150	Series A, Rev., 3.00%, 06/01/2019	155
200	Series A, Rev., 3.00%, 06/01/2020	211

		366

	Prerefunded — 0.0% (g)
45	South Dakota State Building Authority, Rev., AGM, 5.00%, 06/01/2018 (p)	46

	Total South Dakota	412

	Tennessee — 0.8%
	Education — 0.5%
6,250	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Rev., 1.30%, 07/01/2019 (z)	6,277

	General Obligation — 0.2%
3,500	County of Monroe, GO, BAN, 1.20%, 06/15/2019	3,504

	Hospital — 0.1%
990	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Series B, Rev., VRDO, AGM, 0.80%, 09/01/2017 (z)	990

	Utility — 0.0% (g)
120	City of Knoxville, Gas System, Series W, Rev., 5.00%, 03/01/2019	128
100	City of Memphis, Electric System, Rev., 5.00%, 12/01/2017	101
10	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.25%, 09/01/2017	10

		239

	Total Tennessee	11,010

	Texas — 9.9%
	Education — 2.6%
	Arlington Higher Education Finance Corp., Uplift Education,
200	Series A, Rev., PSF-GTD, 2.00%, 12/01/2017	201

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
700	Series A, Rev., PSF-GTD, 2.00%, 12/01/2018	709
435	Series A, Rev., PSF-GTD, 3.00%, 12/01/2019	453
30	Austin Community College District Public Facility Corp., Lease, Round Rock Campus, Rev., 5.00%, 08/01/2018	31
	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital,
3,155	Rev., 5.00%, 11/15/2018	3,310
25	Series D, Rev., 5.00%, 11/15/2018 (p)	26
200	Newark Higher Education Finance Corp., Orenda Education, Rev., PSF-GTD, 4.00%, 08/15/2019	211
28,970	Permanent University Fund—University of Texas System, Series A, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.75%, 09/07/2017 (z)	28,970
300	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Rev., 5.00%, 11/15/2018	314

		34,225

	General Obligation — 3.9%
25	Birdville Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/2018	25
150	City of Bullard, GO, 2.00%, 09/01/2017	150
100	City of Dallas, GO, 5.00%, 02/15/2018	102
70	City of Fort Stockton, Certificates of Obligation, GO, 2.00%, 03/15/2018	70
10	City of Grapevine, GO, 5.00%, 02/15/2018	10
50	City of Mercedes, GO, AGC, 3.00%, 08/15/2018	51
50	City of Pflugerville, GO, 3.00%, 08/01/2018	51
270	City of Pharr, GO, AGM, 2.00%, 09/01/2017	270
2,200	Clear Creek Independent School District, School Building, Series B, GO, PSF-GTD, 1.45%, 08/14/2020 (z)	2,198
1,250	Corpus Christi Independent School District, School Building, Series A, GO, PSF-GTD, 2.00%, 08/15/2019 (z)	1,269
315	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 2.00%, 09/01/2017	315
40	County of Hays, GO, 3.00%, 02/15/2018	41
70	County of Titus, Unlimited Tax, GO, AGM, 2.00%, 09/01/2017	70

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
175	El Paso County Hospital District, GO, 5.00%, 08/15/2019	187
190	Fort Bend County Municipal Utility District No. 151, GO, 3.00%, 09/01/2021	201
2,545	Fort Bend County, Levee Improvement District No. 15, GO, 0.75%, 09/01/2018	2,539
	Fort Bend Independent School District,
25	GO, PSF-GTD, 5.00%, 08/15/2018	26
6,750	Series B, GO, PSF-GTD, 1.35%, 08/01/2019 (z)	6,753
3,100	Goose Creek Consolidated Independent School District, Series B, GO, PSF-GTD, 1.18%, 08/15/2019 (z)	3,099
100	Harris County Municipal Utility District No. 412, GO, 2.00%, 09/01/2018	101
6,000	Houston Independent School District, Schoolhouse, Series A-2, GO, PSF-GTD, 3.00%, 06/01/2019 (z)	6,192
500	Midlothian Independent School District, Series B, GO, PSF-GTD, 2.50%, 08/01/2018 (z)	506
4,000	Northside Independent School District, GO, PSF-GTD, 1.45%, 06/01/2020 (z)	4,021
65	Ranger College District, Limited Tax, GO, 2.00%, 02/15/2018	65
250	Sienna Plantation Levee Improvement District of Fort Bend County, GO, 2.00%, 09/01/2019	254
250	Southside Independent School District, School Building, GO, PSF-GTD, 2.00%, 08/15/2019	255
5,660	State of Texas, Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/01/2017	5,681
17,500	State of Texas, Veterans Bonds, GO, VRDO, 0.80%, 09/07/2017 (z)	17,500
230	Weslaco Independent School District, Maintenance Tax Notes, GO, AGM, 3.00%, 02/15/2019	237

		52,239

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
2,400	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.70%, 09/01/2017 (z)	2,400
4,000	Matagorda County Navigation District No. 1, Pollution Control, Rev., AMT, 1.75%, 09/01/2020 (z)	4,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — continued
3,000	Mission Economic Development Corp., Solid Waste Disposal, Allied Waste North American, Inc. Project, Series A, Rev., VRDO, 1.05%, 10/02/2017 (z)	3,000

		9,402

	Other Revenue — 0.8%
	Austin Convention Enterprises, Inc., Convention Center Hotel First Tier,
400	Series A, Rev., 5.00%, 01/01/2018	405
1,100	Series A, Rev., 5.00%, 01/01/2019	1,155
400	Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier, Series B, Rev., 5.00%, 01/01/2018	405
	Mission Redevelopment Authority, Tax Increment Contract Revenue,
110	Rev., AGM, 4.00%, 09/01/2017	110
960	Rev., AGM, 4.00%, 09/01/2018	986
7,715	State of Texas, Rev., TRAN, 4.00%, 08/30/2018	7,948

		11,009

	Prerefunded — 0.2%
55	City of Corpus Christi, Utility System, Rev., AGC, 5.25%, 07/15/2018 (p)	57
25	City of Dallas, GO, 5.00%, 02/15/2018 (p)	26
700	City of Forney, Independent School District, Series A, GO, PSF-GTD, 6.00%, 08/15/2018 (p)	734
300	City of Melissa, GO, AGC, 4.70%, 02/15/2018 (p)	305
25	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2018 (p)	25
120	Comal Independent School District, Capital Appreciation, School Building, GO, Zero Coupon, 02/01/2018 (p)	36
45	Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2018 (p)	47
25	El Paso County, GO, NATL-RE, 5.00%, 02/15/2018 (p)	26
195	Ennis Texas, Independent School District Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/2018 (p)	82
25	Everman Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	26
125	Fort Bend County, Municipal Utility District No. 142, GO, 4.50%, 09/01/2017 (p)	125

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
25	Harris County, Toll Road, Senior Lien, Rev., 5.00%, 08/15/2018 (p)	26
20	Hidalgo County Drain District No. 1, Improvement, GO, AGC, 4.75%, 09/01/2018 (p)	21
35	Houston Higher Education Finance Corp., Rice University Project, Series B, Rev., 4.75%, 11/15/2017 (p)	35
25	Humble Independent School District Building, Series A, GO, AGC, 5.00%, 02/15/2018 (p)	26
445	Jarrell Independent School District, School Building, Series B, GO, 4.35%, 08/15/2018 (p)	460
50	North Texas Tollway Authority System, First Tier, Series A, Rev., BHAC-CR MBIA-IBC, 5.75%, 01/01/2018 (p)	51
80	Spring Hill Independent School District, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	83

		2,191

	Transportation — 0.6%
7,000	Brazoria County Toll Road Authority, Limited Contract Tax & Subordinate Lien Toll Road, Series B, Rev., BAN, 1.45%, 03/01/2020	7,012
155	Camino Real Regional Mobility Authority, Subordinate Lien Vehicle, Rev., AGM, 5.00%, 06/01/2019	165
125	Love Field Airport Modernization Corp., Rev., AMT, 5.00%, 11/01/2021	143
	Port Beaumont Navigation District,
100	Rev., 3.00%, 09/01/2019	103
155	Rev., 4.00%, 09/01/2020	167

		7,590

	Utility — 0.0% (g)
15	City of Austin, Electric Utility System, Series A, Rev., 5.00%, 11/15/2017	15
25	City of Houston, Combined Utility System, First Lien, Series C, Rev., 5.00%, 11/15/2018	26
100	City of Lubbock, Electric Light & Power System, Rev., 5.00%, 04/15/2018	103
25	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2018	26
50	Red River Authority, Utility System, Rev., NATL-RE, 2.00%, 04/01/2018	50
310	Texas Municipal Gas Acquisition & Supply Corp. I, Series A, Rev., 5.25%, 12/15/2017	314

		534

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 1.1%
100	Canadian River Municipal Water Authority Corp, Rev., 4.00%, 02/15/2018	102
8,100	City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank, NA, 0.79%, 09/07/2017 (z)	8,100
	Trinity River Authority Central Regional Wastewater System Revenue,
4,420	Rev., 2.00%, 08/01/2018	4,470
1,255	Rev., 5.00%, 08/01/2019	1,353
675	Rev., 5.00%, 08/01/2020	753

		14,778

	Total Texas	131,968

	Utah — 1.2%
	General Obligation — 0.0% (g)
20	Salt Lake City Corp., Series A, GO, 4.00%, 06/15/2018	20

	Hospital — 1.1%
	County of Utah Hospital, IHC Health Services,
4,000	Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	4,000
2,500	Series C, Rev., VRDO, 0.77%, 09/07/2017 (z)	2,500
7,895	County of Utah Hospital, IHC Health Services, Inc., Series D, Rev., VRDO, 0.77%, 09/07/2017 (z)	7,895

		14,395

	Other Revenue — 0.0% (g)
135	City of St. George, Rev., 4.00%, 12/01/2017	136
100	West Valley City Redevelopment Agency, Rev., 2.00%, 11/01/2017	100

		236

	Utility — 0.1%
1,020	Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2021	1,055

	Total Utah	15,706

	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
25	Vermont Educational & Health Buildings Financing Agency, Fletcher Allen Health, Hospital, Series B, Rev., AGM, 5.00%, 06/01/2018 (p)	26
20	Vermont Municipal Bond Bank, Series 1, Rev., AGM, 5.00%, 12/01/2017 (p)	20

	Total Vermont	46

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 0.8%
	Education — 0.0% (g)
110	Virginia College Building Authority, Series B, Rev., 5.00%, 09/01/2018	115
100	Virginia College Building Authority, Public Higher Education Financing Program, Series A, Rev., 5.00%, 09/01/2017	100
30	Virginia College Building Authority, Unrefunded Balance, Public Higher Education Financing Program, Rev., 5.00%, 09/01/2017	30
35	Virginia Small Business Financing Authority, Hampton University, Rev., 5.00%, 10/01/2017	35

		280

	Hospital — 0.1%
215	Lynchburg Virginia Economic Development Authority, Hospital Centra Health, Series A, Rev., 4.00%, 01/01/2018	217
125	Virginia Small Business Financing Authority, Sentara Healthcare, Rev., 5.00%, 11/01/2017	126

		343

	Housing — 0.7%
10,000	Newport News Redevelopment & Housing Authority, Berkley Preservation Project, Rev., FHA/GNMA, 1.20%, 04/01/2019	10,000

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
25	Albemarle County Economic Development Authority, Albemarle County Project, Rev., 5.00%, 06/01/2018	26

	Other Revenue — 0.0% (g)
20	Virginia Public Building Authority, Series B-1, Rev., 5.00%, 08/01/2018	21
25	Virginia Resources Authority, Pooled Financing Program, Series A, Rev., 5.00%, 11/01/2017	25

		46

	Total Virginia	10,695

	Washington — 1.3%
	Certificate of Participation/Lease — 0.0% (g)
100	State of Washington, State & Local Agency Real & Personal Property, Series D, COP, 5.00%, 07/01/2018	103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.4%
4,415	County of King, Sewer, Series A, GO, VRDO, 0.78%, 09/07/2017 (z)	4,415
50	Skagit County, Public Hospital District No. 1, GO, 4.00%, 12/01/2017	51
25	State of Washington, Various Purpose, Series C, GO, 5.00%, 01/01/2018	25

		4,491

	Hospital — 0.6%
40	Washington Health Care Facilities Authority, Rev., 5.00%, 11/01/2017	40
	Washington Health Care Facilities Authority, Catholic Health Initiatives,
25	Series D, Rev., 5.25%, 10/01/2017	25
5,000	Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.79%, 09/07/2017 (aa)	4,998
3,150	Washington Health Care Facilities Authority, Providence Health & Service, Series C, Rev., VRDO, 0.81%, 09/07/2017 (z)	3,150

		8,213

	Housing — 0.3%
4,000	Washington State Housing Finance Commission, Royal Hills Apartments, Series A, Rev., 1.40%, 11/01/2019	4,010

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
165	Washington Economic Development Finance Authority, Seadrunar Project, Series E, Rev., VRDO, LOC: U.S. Bank NA, 1.25%, 09/07/2017 (z)	165

	Prerefunded — 0.0% (g)
25	Clark County, Camas School District No. 117, GO, AGM, 4.50%, 12/01/2017 (p)	25
15	Snohomish County School District No. 201, Snohomish, GO, 5.25%, 12/01/2018 (p)	16

		41

	Transportation — 0.0% (g)
100	State of Washington, Federal Highway Grant Anticipation, Senior 520 Corridor Program, Series C, Rev., GAN, 5.00%, 09/01/2017	100

	Utility — 0.0% (g)
15	City of Richland, Waterworks Utility, Rev., 2.00%, 11/01/2017	15

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
100	City of Seattle, Municipal Light & Power, Series B-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.47%, 09/07/2017 (aa)	100
130	County of Snohomish, Public Utility District No. 1, Water System, Rev., 4.00%, 12/01/2017	131

		246

	Total Washington	17,369

	Wisconsin — 0.3%
	Education — 0.1%
	Wisconsin Health & Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.,
175	Rev., 4.00%, 09/01/2018	180
145	Rev., 5.00%, 09/01/2019	155
155	Rev., 5.00%, 09/01/2020	170
160	Rev., 5.00%, 09/01/2021	180
750	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C, Rev., 5.00%, 02/15/2018 (w)	763

		1,448

	General Obligation — 0.0% (g)
25	City of New Berlin, Promissory Notes, GO, 3.50%, 12/01/2018	25
170	City of Shawano, GO, AGM, 2.00%, 04/01/2018	171
	County of Manitowoc,
105	GO, 2.00%, 11/01/2018	106
215	GO, 2.00%, 11/01/2019	219
35	Northcentral Technical College District, Promissory Notes, GO, 3.00%, 09/01/2017	35
15	Village of Pleasant Prairie, Series B, GO, 4.00%, 09/01/2017	15

		571

	Other Revenue — 0.0% (g)
20	State of Wisconsin, Series A, Rev., 5.00%, 05/01/2018 (p)	20

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
2,135	Wisconsin Department of Transportation, Series 1, Rev., 5.00%, 07/01/2020	2,377

	Utility — 0.0% (g)
80	Wisconsin Public Power Inc., Power Supply System, Series A, Rev., AGM, 5.00%, 07/01/2018	83

	Water & Sewer — 0.0% (g)
25	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1, Rev., 5.00%, 06/01/2018 (p)	26

	Total Wisconsin	4,525

	Wyoming — 0.0% (g)
	Utility — 0.0% (g)
	Wyoming Municipal Power Agency, Inc., Power Supply System,
175	Series A, Rev., 4.00%, 01/01/2018	177
175	Series A, Rev., 4.00%, 01/01/2019	181

	Total Wyoming	358

	Total Municipal Bonds (Cost $1,323,608)	1,324,830

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
60,706	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $60,706)	60,706

	Total Investments — 103.6% (Cost $1,384,314)	1,385,536
	Liabilities in Excess of Other Assets — (3.6)%	(47,806)

	NET ASSETS — 100.0%	$1,337,730

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Municipal Bond Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
BRRH	— Boca Raton Regional Hospital
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue

SCAGO	— South Carolina Association of Governmental Organizations
SCSDE	— South Carolina School District Enhancement
SIFMA	— Securities Industry and Financial Markets Association
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
USD	— United States Dollar
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2017.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(l)	— The rate shown is the current yield as of August 31, 2017.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2017.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2017.
(bb)	— Security has been valued using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	83

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Municipal Income Fund	Ohio Municipal Bond Fund		Short- Intermediate Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$270,244	$117,109		$2,399,887
Investments in affiliates, at value	11,125	1,542		101,600
Receivables:
Investment securities sold	930	15		10,054
Investment securities sold — delayed delivery securities	150	—		—
Fund shares sold	47	—	(a)	1,435
Interest from non-affiliates	2,547	1,347		20,819
Dividends from affiliates	8	1		90
Due from Administrator	5	—		—
Prepaid expenses	14	38		—

Total Assets	285,070	120,052		2,533,885

LIABILITIES:
Payables:
Due to custodian	53	—		—	(a)
Investment securities purchased	988	—		16,755
Investment securities purchased — delayed delivery securities	12,238	—		30,827
Fund shares redeemed	704	117		725
Accrued liabilities:
Investment advisory fees	24	7		312
Administration fees	—	—		38
Distribution fees	26	26		14
Service fees	49	25		128
Custodian and accounting fees	13	10		52
Trustees’ and Chief Compliance Officer’s fees	—	—		—	(a)
Audit fees	31	35		40
Other	8	7		7

Total Liabilities	14,134	227		48,898

Net Assets	$270,936	$119,825		$2,484,987

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Municipal Income Fund	Ohio Municipal Bond Fund	Short- Intermediate Municipal Bond Fund
NET ASSETS:
Paid-in-Capital	$258,619	$112,822	$2,453,163
Accumulated undistributed (distributions in excess of) net investment income	(35)	(16)	(15)
Accumulated net realized gains (losses)	1,102	102	(9,171)
Net unrealized appreciation (depreciation)	11,250	6,917	41,010

Total Net Assets	$270,936	$119,825	$2,484,987

Net Assets:
Class A	$74,844	$46,767	$30,318
Class C	16,020	25,020	11,763
Class I*	180,072	48,038	2,442,906

Total	$270,936	$119,825	$2,484,987

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	7,568	4,360	2,857
Class C	1,636	2,319	1,100
Class I*	18,336	4,509	229,093

Net Asset Value (a):
Class A — Redemption price per share	$9.89	$10.73	$10.61
Class C — Offering price per share (b)	9.79	10.79	10.70
Class I* — Offering and redemption price per share	9.82	10.65	10.66
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.28	$11.15	$10.85

Cost of investments in non-affiliates	$258,994	$110,192	$2,358,877
Cost of investments in affiliates	11,125	1,542	101,600

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Municipal Income Fund and Ohio Municipal Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Tax Free Bond Fund	Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$307,311	$1,324,830
Investments in affiliates, at value	12,493	60,706
Cash	9	—
Deposits at broker for futures contracts	115	—
Receivables:
Investment securities sold	159	5
Investment securities sold — delayed delivery securities	435	100
Fund shares sold	266	232
Interest from non-affiliates	3,354	3,534
Dividends from affiliates	11	54
Due from adviser	—	172
Prepaid expenses	17	3

Total Assets	324,170	1,389,636

LIABILITIES:
Payables:
Investment securities purchased	—	39,781
Investment securities purchased — delayed delivery securities	578	5,830
Fund shares redeemed	518	6,033
Variation margin on futures contracts	11	—
Accrued liabilities:
Investment advisory fees	46	—
Distribution fees	48	—	(a)
Service fees	52	206
Custodian and accounting fees	12	21
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)
Audit fees	31	34
Other	17	1

Total Liabilities	1,313	51,906

Net Assets	$322,857	$1,337,730

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Tax Free Bond Fund	Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$303,662	$1,336,473
Accumulated undistributed (distributions in excess of) net investment income	(44)	35
Accumulated net realized gains (losses)	(1,755)	—	(a)
Net unrealized appreciation (depreciation)	20,994	1,222

Total Net Assets	$322,857	$1,337,730

Net Assets:
Class A	$138,626	$1,368
Class C	28,924	—
Class I (formerly Select Class)	155,307	1,336,362

Total	$322,857	$1,337,730

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	11,429	136
Class C	2,404	—
Class I (formerly Select Class)	12,858	133,212

Net Asset Value (b):
Class A — Redemption price per share	$12.13	$10.03
Class C — Offering price per share (c)	12.03	—
Class I (formerly Select Class) — Offering and redemption price per share	12.08	10.03
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.60	$10.26

Cost of investments in non-affiliates	$286,295	$1,323,608
Cost of investments in affiliates	12,493	60,706

(a)	Amount rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	87

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

	Municipal Income Fund		Ohio Municipal Bond Fund	Short- Intermediate Municipal Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,952		$2,081	$19,278
Interest income from affiliates	—	(a)	— (a)	1
Dividend income from non-affiliates	112		—	—
Dividend income from affiliates	36		7	365

Total investment income	4,100		2,088	19,644

EXPENSES:
Investment advisory fees	407		182	2,955
Administration fees	111		50	965
Distribution fees:
Class A	94		59	38
Class C	62		98	49
Service fees:
Class A	94		59	38
Class C	21		33	16
Class I*	224		60	2,613
Select Class (b)	—		—	33
Custodian and accounting fees	37		30	119
Professional fees	40		30	51
Trustees’ and Chief Compliance Officer’s fees	13		13	16
Printing and mailing costs	18		3	33
Registration and filing fees	12		8	18
Transfer agency fees (See Note 2.F.)	4		3	11
Sub-transfer agency fees (See Note 2.F.)	3		2	26
Other	5		3	20

Total expenses	1,145		633	7,001

Less fees waived	(383)		(174)	(4,005)

Net expenses	762		459	2,996

Net investment income (loss)	3,338		1,629	16,648

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	583		(42)	(326)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	4,604		1,619	30,114

Net realized/unrealized gains (losses)	5,187		1,577	29,788

Change in net assets resulting from operations	$8,525		$3,206	$46,436

(a)	Amount rounds to less than 500.
(b)	Select Class Shares of Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 03, 2017.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Municipal Income Fund and Ohio Municipal Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Tax Free Bond Fund	Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6,300	$3,225
Interest income from affiliates	— (a)	—	(a)
Dividend income from affiliates	44	199

Total investment income	6,344	3,424

EXPENSES:
Investment advisory fees	486	547
Administration fees	132	297
Distribution fees:
Class A	178	1
Class C	115	—
Service fees:
Class A	178	1
Class C	39	—
Class I (formerly Select Class)	188	911
Custodian and accounting fees	37	50
Professional fees	37	31
Trustees’ and Chief Compliance Officer’s fees	13	14
Printing and mailing costs	6	5
Registration and filing fees	15	194
Transfer agency fees (See Note 2.F.)	10	—	(a)
Sub-transfer agency fees (See Note 2.F.)	6	—
Offering costs	—	21
Other	6	6

Total expenses	1,446	2,078

Less fees waived	(450)	(1,021)
Less expense reimbursements	—	(186)

Net expenses	996	871

Net investment income (loss)	5,348	2,553

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	140	—	(a)
Futures	(178)	—

Net realized gain (loss)	(38)	—	(a)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5,338	1,182
Futures	(6)	—

Change in net unrealized appreciation/depreciation	5,332	1,182

Net realized/unrealized gains (losses)	5,294	1,182

Change in net assets resulting from operations	$10,642	$3,735

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,338	$7,668	$1,629	$3,434
Net realized gain (loss)	583	4,031	(42)	466
Change in net unrealized appreciation/depreciation	4,604	(12,606)	1,619	(4,710)

Change in net assets resulting from operations	8,525	(907)	3,206	(810)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(873)	(1,923)	(638)	(1,347)
From net realized gains	—	(925)	—	(275)
Class C
From net investment income	(150)	(339)	(285)	(582)
From net realized gains	—	(217)	—	(159)
Class I (formerly Select Class)
From net investment income	(2,331)	(5,493)	(719)	(1,536)
From net realized gains	—	(2,361)	—	(280)

Total distributions to shareholders	(3,354)	(11,258)	(1,642)	(4,179)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(5,046)	(51,958)	(3,165)	(5,868)

NET ASSETS:
Change in net assets	125	(64,123)	(1,601)	(10,857)
Beginning of period	270,811	334,934	121,426	132,283

End of period	$270,936	$270,811	$119,825	$121,426

Accumulated undistributed (distributions in excess of) net investment income	$(35)	$(19)	$(16)	$(3)

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,648	$32,008	$5,348	$10,671
Net realized gain (loss)	(326)	1,510	(38)	3,032
Change in net unrealized appreciation/depreciation	30,114	(41,497)	5,332	(15,356)

Change in net assets resulting from operations	46,436	(7,979)	10,642	(1,653)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(144)	(351)	(2,323)	(5,043)
From net realized gains	—	(190)	—	(3,145)
Class C
From net investment income	(29)	(69)	(415)	(838)
From net realized gains	—	(81)	—	(678)
Class I*
From net investment income	(16,301)	(30,151)	(2,645)	(4,773)
From net realized gains	—	(10,500)	—	(2,991)
Select Class (a)
From net investment income	(172)	(1,914)	—	—
From net realized gains	—	(790)	—	—

Total distributions to shareholders	(16,646)	(44,046)	(5,383)	(17,468)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	379,159	(532,349)	(4,797)	36,503

NET ASSETS:
Change in net assets	408,949	(584,374)	462	17,382
Beginning of period	2,076,038	2,660,412	322,395	305,013

End of period	$2,484,987	$2,076,038	$322,857	$322,395

Accumulated undistributed (distributions in excess of) net investment income	$(15)	$(17)	$(44)	$(9)

(a)	Select Class Shares of Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 03, 2017.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Tax Free Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Ultra-Short Municipal Fund
	Six Months Ended August 31, 2017 (Unaudited)	Period Ended February 28, 2017 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,553	$82
Net realized gain (loss)	— (b)	— (b)
Change in net unrealized appreciation/depreciation	1,182	40

Change in net assets resulting from operations	3,735	122

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2)	(1)
Class I (formerly Select Class)
From net investment income	(2,518)	(79)

Total distributions to shareholders	(2,520)	(80)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,304,340	22,133

NET ASSETS:
Change in net assets	1,305,555	22,175
Beginning of period (See Note 1)	32,175	10,000

End of period	$1,337,730	$32,175

Accumulated undistributed (distributions in excess of) net investment income	$35	$2

(a)	Commencement of operations was May 31, 2016.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,144	$23,344	$2,057	$2,462
Distributions reinvested	856	2,795	589	1,517
Cost of shares redeemed	(12,249)	(19,384)	(3,629)	(5,847)

Change in net assets resulting from Class A capital transactions	$(3,249)	$6,755	$(983)	$(1,868)

Class C
Proceeds from shares issued	$1,455	$6,745	$407	$4,603
Distributions reinvested	132	497	278	712
Cost of shares redeemed	(3,020)	(5,290)	(2,943)	(3,828)

Change in net assets resulting from Class C capital transactions	$(1,433)	$1,952	$(2,258)	$1,487

Class I (formerly Select Class)
Proceeds from shares issued	$30,049	$48,297	$3,754	$6,807
Distributions reinvested	365	1,190	588	1,412
Cost of shares redeemed	(30,778)	(110,152)	(4,266)	(13,706)

Change in net assets resulting from Class I capital transactions	$(364)	$(60,665)	$76	$(5,487)

Total change in net assets resulting from capital transactions	$(5,046)	$(51,958)	$(3,165)	$(5,868)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	829	2,330	193	225
Reinvested	87	284	55	140
Redeemed	(1,254)	(1,950)	(341)	(537)

Change in Class A Shares	(338)	664	(93)	(172)

Class C
Issued	150	678	37	417
Reinvested	14	51	26	66
Redeemed	(312)	(539)	(274)	(353)

Change in Class C Shares	(148)	190	(211)	130

Class I (formerly Select Class)
Issued	3,095	4,864	356	630
Reinvested	38	121	55	132
Redeemed	(3,170)	(11,124)	(403)	(1,273)

Change in Class I Shares	(37)	(6,139)	8	(511)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,362	$11,600	$8,897	$45,224
Distributions reinvested	142	530	2,229	7,911
Cost of shares redeemed	(3,095)	(19,048)	(23,766)	(47,813)

Change in net assets resulting from Class A capital transactions	$(591)	$(6,918)	$(12,640)	$5,322

Class C
Proceeds from shares issued	$167	$2,753	$1,907	$16,584
Distributions reinvested	27	134	409	1,490
Cost of shares redeemed	(2,608)	(6,226)	(5,931)	(10,720)

Change in net assets resulting from Class C capital transactions	$(2,414)	$(3,339)	$(3,615)	$7,354

Class I*
Proceeds from shares issued	$811,280	$647,799	$28,903	$72,909
Distributions reinvested	3,381	10,099	1,555	4,095
Cost of shares redeemed	(288,171)	(1,176,872)	(19,000)	(53,177)

Change in net assets resulting from Class I capital transactions	$526,490	$(518,974)	$11,458	$23,827

Select Class (a)
Proceeds from shares issued	$1,645	$39,141	$—	$—
Distributions reinvested	28	415	—	—
Cost of shares redeemed	(145,999)	(42,674)	—	—

Change in net assets resulting from Select Class capital transactions	$(144,326)	$(3,118)	$—	$—

Total change in net assets resulting from capital transactions	$379,159	$(532,349)	$(4,797)	$36,503

(a)	Select Class Shares of Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 03, 2017.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Tax Free Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	224	1,086	740	3,575
Reinvested	13	50	185	647
Redeemed	(294)	(1,802)	(1,983)	(3,839)

Change in Class A Shares	(57)	(666)	(1,058)	383

Class C
Issued	16	256	160	1,317
Reinvested	2	13	34	124
Redeemed	(245)	(583)	(498)	(873)

Change in Class C Shares	(227)	(314)	(304)	568

Class I*
Issued	76,766	60,721	2,422	5,838
Reinvested	319	952	130	337
Redeemed	(27,221)	(110,395)	(1,590)	(4,344)

Change in Class I Shares	49,864	(48,722)	962	1,831

Select Class (a)
Issued	152	3,664	—	—
Reinvested	3	39	—	—
Redeemed	(13,893)	(4,018)	—	—

Change in Select Class Shares	(13,738)	(315)	—	—

(a)	Select Class Shares of Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 03, 2017.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Tax Free Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ultra-Short Municipal Fund
	Six Months Ended August 31, 2017 (Unaudited)	Period Ended February 28, 2017 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,368	$599
Distributions reinvested	2	— (b)
Cost of shares redeemed	(524)	(100)

Change in net assets resulting from Class A capital transactions	$846	$499

Class I (formerly Select Class)
Proceeds from shares issued	$1,624,389	$21,948
Distributions reinvested	29	46
Cost of shares redeemed	(320,924)	(360)

Change in net assets resulting from Class I capital transactions	$1,303,494	$21,634

Total change in net assets resulting from capital transactions	$1,304,340	$22,133

SHARE TRANSACTIONS:
Class A
Issued	136	60
Reinvested	— (b)	— (b)
Redeemed	(52)	(10)

Change in Class A Shares	84	50

Class I (formerly Select Class)
Issued	162,054	2,193
Reinvested	3	5
Redeemed	(32,005)	(36)

Change in Class I Shares	130,052	2,162

(a)	Commencement of operations was May 31, 2016.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Municipal Income Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$9.70	$0.11	$0.19	$0.30	$(0.11)	$—	$(0.11)
Year Ended February 28, 2017	10.10	0.24	(0.28)	(0.04)	(0.24)	(0.12)	(0.36)
Year Ended February 29, 2016	10.11	0.25	0.08	0.33	(0.26)	(0.08)	(0.34)
Year Ended February 28, 2015	9.98	0.27	0.18	0.45	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2014	10.41	0.28	(0.28)	— (f)	(0.29)	(0.14)	(0.43)
Year Ended February 28, 2013	10.35	0.29	0.05	0.34	(0.28)	—	(0.28)

Class C
Six Months Ended August 31, 2017 (Unaudited)	9.61	0.09	0.18	0.27	(0.09)	—	(0.09)
Year Ended February 28, 2017	10.00	0.18	(0.26)	(0.08)	(0.19)	(0.12)	(0.31)
Year Ended February 29, 2016	10.02	0.19	0.07	0.26	(0.20)	(0.08)	(0.28)
Year Ended February 28, 2015	9.90	0.21	0.17	0.38	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2014	10.33	0.22	(0.28)	(0.06)	(0.23)	(0.14)	(0.37)
Year Ended February 28, 2013	10.27	0.23	0.06	0.29	(0.23)	—	(0.23)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	9.63	0.13	0.19	0.32	(0.13)	—	(0.13)
Year Ended February 28, 2017	10.03	0.26	(0.27)	(0.01)	(0.27)	(0.12)	(0.39)
Year Ended February 29, 2016	10.04	0.28	0.07	0.35	(0.28)	(0.08)	(0.36)
Year Ended February 28, 2015	9.92	0.29	0.17	0.46	(0.29)	(0.05)	(0.34)
Year Ended February 28, 2014	10.35	0.30	(0.27)	0.03	(0.32)	(0.14)	(0.46)
Year Ended February 28, 2013	10.29	0.31	0.06	0.37	(0.31)	—	(0.31)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including imputed interest) (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including imputed interest)	Portfolio turnover rate (c)

$9.89	3.16%	$74,844	0.69%	2.33%	0.98%	15%
9.70	(0.40)	76,684	0.77	2.39	1.00	15
10.10	3.26	73,120	0.82	2.52	0.97	22
10.11	4.47	68,003	0.86	2.65	0.97	9
9.98	0.13	64,327	0.87	2.78	0.94	3
10.41	3.35	86,839	0.86	2.76	0.92	13

9.79	2.80	16,020	1.24	1.78	1.49	15
9.61	(0.87)	17,137	1.34	1.83	1.50	15
10.00	2.61	15,950	1.39	1.95	1.48	22
10.02	3.81	14,462	1.44	2.07	1.47	9
9.90	(0.45)	15,425	1.44	2.20	1.44	3
10.33	2.80	26,248	1.42	2.21	1.42	13

9.82	3.31	180,072	0.44	2.58	0.73	15
9.63	(0.16)	176,990	0.53	2.64	0.72	15
10.03	3.56	245,864	0.57	2.77	0.70	22
10.04	4.66	255,153	0.61	2.91	0.71	9
9.92	0.38	279,537	0.62	3.02	0.69	3
10.35	3.61	483,257	0.62	3.01	0.67	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Ohio Municipal Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.59	$0.14	$0.15	$0.29	$(0.15)	$—	$(0.15)
Year Ended February 28, 2017	11.01	0.29	(0.35)	(0.06)	(0.30)	(0.06)	(0.36)
Year Ended February 29, 2016	11.14	0.31	(0.02)	0.29	(0.32)	(0.10)	(0.42)
Year Ended February 28, 2015	11.17	0.32	0.06	0.38	(0.33)	(0.08)	(0.41)
Year Ended February 28, 2014	11.51	0.32	(0.34)	(0.02)	(0.32)	— (f)	(0.32)
Year Ended February 28, 2013	11.50	0.32	0.01	0.33	(0.31)	(0.01)	(0.32)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.65	0.12	0.14	0.26	(0.12)	—	(0.12)
Year Ended February 28, 2017	11.07	0.23	(0.36)	(0.13)	(0.23)	(0.06)	(0.29)
Year Ended February 29, 2016	11.19	0.25	(0.02)	0.23	(0.25)	(0.10)	(0.35)
Year Ended February 28, 2015	11.22	0.26	0.05	0.31	(0.26)	(0.08)	(0.34)
Year Ended February 28, 2014	11.56	0.25	(0.33)	(0.08)	(0.26)	— (f)	(0.26)
Year Ended February 28, 2013	11.55	0.25	0.01	0.26	(0.24)	(0.01)	(0.25)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.52	0.16	0.13	0.29	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.94	0.32	(0.36)	(0.04)	(0.32)	(0.06)	(0.38)
Year Ended February 29, 2016	11.07	0.34	(0.02)	0.32	(0.35)	(0.10)	(0.45)
Year Ended February 28, 2015	11.10	0.35	0.06	0.41	(0.36)	(0.08)	(0.44)
Year Ended February 28, 2014	11.44	0.35	(0.34)	0.01	(0.35)	— (f)	(0.35)
Year Ended February 28, 2013	11.43	0.35	0.01	0.36	(0.34)	(0.01)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.73	2.71%	$46,767	0.75%	2.69%	1.03%	5%
10.59	(0.59)	47,146	0.84	2.68	1.06	7
11.01	2.72	50,915	0.88	2.83	0.98	8
11.14	3.47	51,856	0.88	2.89	1.07	3
11.17	(0.08)	61,153	0.88	2.85	0.99	3
11.51	2.86	90,786	0.87	2.77	0.97	6

10.79	2.44	25,020	1.25	2.19	1.53	5
10.65	(1.19)	26,938	1.43	2.08	1.57	7
11.07	2.14	26,556	1.49	2.22	1.49	8
11.19	2.81	27,267	1.50	2.27	1.57	3
11.22	(0.70)	29,872	1.48	2.24	1.48	3
11.56	2.27	55,414	1.46	2.18	1.47	6

10.65	2.77	48,038	0.50	2.94	0.78	5
10.52	(0.36)	47,342	0.59	2.92	0.81	7
10.94	2.99	54,812	0.63	3.08	0.74	8
11.07	3.75	70,270	0.63	3.15	0.82	3
11.10	0.17	90,114	0.63	3.11	0.74	3
11.44	3.12	103,644	0.62	3.02	0.72	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.48	$0.05	$0.13	$0.18	$(0.05)	$—	$(0.05)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)
Year Ended February 29, 2016	10.62	0.08	0.09	0.17	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.61	0.06	0.01	0.07	(0.06)	—	(0.06)
Year Ended February 28, 2014	10.63	0.07	(0.03)	0.04	(0.06)	—	(0.06)
Year Ended February 28, 2013	10.65	0.08	(0.02)	0.06	(0.08)	—	(0.08)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.56	0.03	0.13	0.16	(0.02)	—	(0.02)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)
Year Ended February 29, 2016	10.70	0.02	0.10	0.12	(0.02)	—	(0.02)
Year Ended February 28, 2015	10.69	0.01	— (f)	0.01	— (f)	—	— (f)
Year Ended February 28, 2014	10.71	0.01	(0.02)	(0.01)	(0.01)	—	(0.01)
Year Ended February 28, 2013	10.74	0.03	(0.03)	— (f)	(0.03)	—	(0.03)

Class I (formerly Institutional Class)
Six Months Ended August 31, 2017 (Unaudited)	10.53	0.08	0.13	0.21	(0.08)	—	(0.08)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)
Year Ended February 29, 2016	10.67	0.13	0.09	0.22	(0.13)	—	(0.13)
Year Ended February 28, 2015	10.66	0.11	0.01	0.12	(0.11)	—	(0.11)
Year Ended February 28, 2014	10.68	0.12	(0.03)	0.09	(0.11)	—	(0.11)
Year Ended February 28, 2013	10.71	0.14	(0.04)	0.10	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.61	1.73%	$30,318	0.69%	0.97%	0.86%	21%
10.48	(0.69)	30,535	0.73	0.91	0.88	31
10.71	1.58	38,345	0.75	0.71	0.87	39
10.62	0.64	40,468	0.74	0.55	0.87	53
10.61	0.38	41,685	0.74	0.63	0.87	39
10.63	0.56	73,578	0.74	0.77	0.86	33

10.70	1.55	11,763	1.19	0.47	1.37	21
10.56	(1.27)	14,013	1.23	0.41	1.40	31
10.80	1.14	17,709	1.25	0.21	1.40	39
10.70	0.13	18,082	1.24	0.05	1.38	53
10.69	(0.10)	21,918	1.24	0.13	1.37	39
10.71	(0.05)	35,324	1.24	0.28	1.36	33

10.66	1.96	2,442,906	0.24	1.42	0.58	21
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31
10.76	2.09	2,453,419	0.25	1.21	0.47	39
10.67	1.13	2,857,462	0.24	1.05	0.47	53
10.66	0.88	2,175,023	0.23	1.10	0.49	39
10.68	0.95	272,548	0.24	1.27	0.46	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Free Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$11.93	$0.20	$0.20	$0.40	$(0.20)	$—	$(0.20)
Year Ended February 28, 2017	12.57	0.40	(0.40)	— (f)	(0.39)	(0.25)	(0.64)
Year Ended February 29, 2016	12.70	0.45	(0.01)	0.44	(0.47)	(0.10)	(0.57)
Year Ended February 28, 2015	12.41	0.44	0.39	0.83	(0.44)	(0.10)	(0.54)
Year Ended February 28, 2014	12.88	0.46	(0.44)	0.02	(0.48)	(0.01)	(0.49)
Year Ended February 28, 2013	12.77	0.47	0.09	0.56	(0.45)	—	(0.45)

Class C
Six Months Ended August 31, 2017 (Unaudited)	11.84	0.16	0.19	0.35	(0.16)	—	(0.16)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)	(0.31)	(0.25)	(0.56)
Year Ended February 29, 2016	12.60	0.37	(0.01)	0.36	(0.38)	(0.10)	(0.48)
Year Ended February 28, 2015	12.33	0.35	0.38	0.73	(0.36)	(0.10)	(0.46)
Year Ended February 28, 2014	12.80	0.37	(0.44)	(0.07)	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2013	12.69	0.38	0.10	0.48	(0.37)	—	(0.37)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	11.88	0.21	0.20	0.41	(0.21)	—	(0.21)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02	(0.42)	(0.25)	(0.67)
Year Ended February 29, 2016	12.65	0.47	— (f)	0.47	(0.49)	(0.10)	(0.59)
Year Ended February 28, 2015	12.37	0.46	0.38	0.84	(0.46)	(0.10)	(0.56)
Year Ended February 28, 2014	12.84	0.48	(0.44)	0.04	(0.50)	(0.01)	(0.51)
Year Ended February 28, 2013	12.73	0.49	0.09	0.58	(0.47)	—	(0.47)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.13	3.36%	$138,626	0.66%	3.26%	0.97%	21%
11.93	(0.03)	148,987	0.66	3.16	1.00	73
12.57	3.53	152,207	0.67	3.62	0.97	94
12.70	6.83	166,359	0.74	3.49	0.98	90
12.41	0.31	129,124	0.74	3.72	0.99	62
12.88	4.45	198,873	0.74	3.67	0.94	43

12.03	3.00	28,924	1.24	2.68	1.46	21
11.84	(0.66)	32,052	1.31	2.50	1.50	73
12.48	2.92	26,715	1.36	2.93	1.47	94
12.60	5.99	27,579	1.43	2.81	1.48	90
12.33	(0.40)	25,057	1.43	3.00	1.48	62
12.80	3.80	57,237	1.43	2.98	1.44	43

12.08	3.49	155,307	0.44	3.48	0.71	21
11.88	0.09	141,356	0.47	3.34	0.74	73
12.53	3.82	126,091	0.50	3.79	0.71	94
12.65	6.95	149,102	0.57	3.67	0.72	90
12.37	0.49	129,602	0.57	3.89	0.74	62
12.84	4.63	200,023	0.57	3.85	0.69	43

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.02	$0.03	$0.01		$0.04	$(0.03)
May 31, 2016 (g) through February 28, 2017	10.00	0.06	(0.01)		0.05	(0.03)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.02	0.04	0.01		0.05	(0.04)
May 31, 2016 (g) through February 28, 2017	10.00	0.06	—	(h)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the six months ended August 31, 2017 and for the period ended February 28, 2017.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios/Supplemental data (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)(f)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (c)

$10.03	0.35%	$1,368	0.44%	0.53%	0.87%	43%
10.02	0.52	519	0.44	0.81	2.56	80

10.03	0.46	1,336,362	0.24	0.70	0.57	43
10.02	0.65	31,656	0.27	0.74	2.00	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (the “Trusts”) were formed on November 12, 2004 and November 12, 2015, respectively, as Delaware statutory trusts, pursuant to a Declarations of Trust dated November 5, 2004 and November 12, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 5 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Municipal Income Fund	Class A, Class C, Class I* and Class R6**	JPM II	Diversified
Ohio Municipal Bond Fund	Class A, Class C and Class I*	JPM II	Diversified
Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I*** and Select Class***	JPM II	Diversified
Tax Free Bond Fund	Class A, Class C and Class I*	JPM II	Diversified
Ultra-Short Municipal Fund****	Class A and Class I*	JPM IV	Diversified

*	Effective April 3, 2017, Select Class was renamed Class I.
**	Class R6 is expected to commence operations on November 1, 2017 for the Municipal Income Fund.
***	On April 3, 2017, Select Class Shares of the Short-Intermediate Municipal Bond Fund were converted into Institutional Class Shares of the Fund and the Institutional Class Shares were then renamed Class I Shares. Additionally, on April 3, 2017, Select Class Shares were no longer offered.
****	The Ultra-Short Municipal Fund commenced investment operations on May 31, 2016. Prior to May 31, 2016, the Fund had no significant operations other than matters relating to the organization and registration of JPM IV and the issuance of 2,000 shares of Class A Shares and 998,000 shares of Class I Shares to J.P. Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”).

At it’s meeting on August 16, 2017, the Board of the Ohio Municipal Bond Fund approved the liquidation of the Ohio Municipal Bond Fund, which is expected to occur on or about December 8, 2017. Effective August 24, 2017, the Fund no longer accepted purchase orders from new investors.

The investment objective of Municipal Income Fund is to seek current income exempt from federal income taxes.

The investment objective of Ohio Municipal Bond Fund is to seek current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

The investment objective of Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”) (except for Class C Shares of Short-Intermediate Municipal Bond Fund purchased before September 3, 2013). Effective September 3, 2013, purchases of Class C Shares of the Short-Intermediate Municipal Bond Fund were subject to a CDSC on the original cost of shares. No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares will automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017 sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan, acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (‘NAV’) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$2,391	$—	$2,391
Alaska
Housing	—	1,046	—	1,046
Arizona
Water & Sewer	—	5,800	—	5,800
California
General Obligation	—	951	—	951
Hospital	—	493	—	493
Other Revenue	—	784	—	784

Total California	—	2,228	—	2,228

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$714	$—	$714
Education	—	1,035	—	1,035
General Obligation	—	1,138	—	1,138
Hospital	—	8,483	—	8,483
Housing	—	191	—	191

Total Colorado	—	11,561	—	11,561

Connecticut
Education	—	4,221	—	4,221
Housing	—	7,539	—	7,539

Total Connecticut	—	11,760	—	11,760

Delaware
Housing	—	548	—	548
District of Columbia
Transportation	—	1,238	—	1,238
Water & Sewer	—	3,463	—	3,463

Total District of Columbia	—	4,701	—	4,701

Florida
Certificate of Participation/Lease	—	10,823	—	10,823
Hospital	—	1,244	—	1,244
Housing	—	1,626	—	1,626
Industrial Development Revenue/Pollution Control Revenue	—	1,466	—	1,466
Other Revenue	—	2,364	—	2,364
Prerefunded	—	2,192	—	2,192
Transportation	—	1,726	—	1,726
Utility	—	7,048	—	7,048

Total Florida	—	28,489	—	28,489

Georgia
Hospital	—	1,035	—	1,035
Housing	—	2,720	—	2,720

Total Georgia	—	3,755	—	3,755

Illinois
Hospital	—	416	—	416
Housing	—	1,667	—	1,667

Total Illinois	—	2,083	—	2,083

Indiana
Hospital	—	1,934	—	1,934
Housing	—	547	—	547
Industrial Development Revenue/Pollution Control Revenue	—	2,257	—	2,257
Water & Sewer	—	1,437	—	1,437

Total Indiana	—	6,175	—	6,175

Iowa
Education	—	1,168	—	1,168
Housing	—	2,939	—	2,939

Total Iowa	—	4,107	—	4,107

110	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Kentucky
Education	$—	$557	$—	$557
Industrial Development Revenue/Pollution Control Revenue	—	497	—	497

Total Kentucky	—	1,054	—	1,054

Louisiana
Housing	—	562	—	562
Other Revenue	—	470	—	470

Total Louisiana	—	1,032	—	1,032

Maine
Housing	—	1,639	—	1,639
Maryland
Housing	—	1,638	—	1,638
Massachusetts
Education	—	2,216	—	2,216
General Obligation	—	2,911	—	2,911
Housing	—	887	—	887
Water & Sewer	—	19,160	—	19,160

Total Massachusetts	—	25,174	—	25,174

Michigan
Education	—	687	—	687
Housing	—	1,333	—	1,333
Industrial Development Revenue/Pollution Control Revenue	—	2,096	—	2,096

Total Michigan	—	4,116	—	4,116

Minnesota
General Obligation	—	40	—	40
Housing	—	7,203	—	7,203

Total Minnesota	—	7,243	—	7,243

Mississippi
Housing	—	1,221	—	1,221
Missouri
Housing	—	2,218	—	2,218
New Hampshire
Education	—	5,547	—	5,547
Housing	—	233	—	233

Total New Hampshire	—	5,780	—	5,780

New Jersey
Education	—	2,833	—	2,833
General Obligation	—	1,537	—	1,537
Hospital	—	2,126	—	2,126
Industrial Development Revenue/Pollution Control Revenue	—	501	—	501
Transportation	—	2,255	—	2,255

Total New Jersey	—	9,252	—	9,252

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Housing	$—	$3,901	$—	$3,901
Other Revenue	—	7,227	—	7,227
Prerefunded	—	2,047	—	2,047
Special Tax	—	80	—	80
Transportation	—	8,340	—	8,340
Water & Sewer	—	7,335	—	7,335

Total New York	—	28,930	—	28,930

North Carolina
Other Revenue	—	1,230	—	1,230
Prerefunded	—	1,477	—	1,477
Water & Sewer	—	3,593	—	3,593

Total North Carolina	—	6,300	—	6,300

North Dakota
Housing	—	5,585	—	5,585
Utility	—	2,134	—	2,134

Total North Dakota	—	7,719	—	7,719

Ohio
General Obligation	—	1,877	—	1,877
Housing	—	1,606	—	1,606
Industrial Development Revenue/Pollution Control Revenue	—	1,969	—	1,969
Utility	—	76	—	76

Total Ohio	—	5,528	—	5,528

Oklahoma
Housing	—	859	—	859
Other Revenue	—	—	33	33

Total Oklahoma	—	859	33	892

Oregon
Housing	—	1,148	—	1,148
Pennsylvania
Housing	—	2,616	—	2,616
Industrial Development Revenue/Pollution Control Revenue	—	6,131	—	6,131
Other Revenue	—	2,122	—	2,122
Transportation	—	662	—	662

Total Pennsylvania	—	11,531	—	11,531

Rhode Island
Education	—	1,073	—	1,073
Housing	—	2,007	—	2,007
Transportation	—	2,958	—	2,958

Total Rhode Island	—	6,038	—	6,038

South Carolina
Housing	—	1,695	—	1,695
South Dakota
Housing	—	2,418	—	2,418
Tennessee
Housing	—	2,693	—	2,693
Utility	—	2,249	—	2,249
Water & Sewer	—	2,276	—	2,276

Total Tennessee	—	7,218	—	7,218

112	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
General Obligation	$—	$4,436	$—	$4,436
Housing	—	1,642	—	1,642
Industrial Development Revenue/Pollution Control Revenue	—	919	—	919
Prerefunded	—	2,181	—	2,181
Transportation	—	4,455	—	4,455
Water & Sewer	—	845	—	845

Total Texas	—	14,478	—	14,478

Utah
Housing	—	5,815	—	5,815
Other Revenue	—	1,252	—	1,252

Total Utah	—	7,067	—	7,067

Vermont
Education	—	5,268	—	5,268
Housing	—	3,135	—	3,135

Total Vermont	—	8,403	—	8,403

Washington
General Obligation	—	2,361	—	2,361
Hospital	—	1,339	—	1,339
Housing	—	3,550	—	3,550

Total Washington	—	7,250	—	7,250

West Virginia
Industrial Development Revenue/Pollution Control Revenue	—	3,128	—	3,128
Wisconsin
Education	—	5,490	—	5,490

Total Municipal Bonds	—	270,211	33	270,244

Short-Term Investment Investment Company	11,125	—	—	11,125

Total Investments in Securities	$11,125	$270,211	$33	$281,369

Ohio Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,542	$117,109	$—	$118,651

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$101,600	$2,399,887	$—	$2,501,487

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,493	$307,311	$—	$319,804

Depreciation in Other Financial Instruments
Futures Contracts	$(22)	$—	$—	$(22)

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$60,706	$1,324,830	$—	$1,385,536

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2017.

B. When Issued, Delayed Delivery Securities and Forward Commitments — Municipal Income Fund, Ohio Municipal Bond Fund and Ultra-Short Municipal Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

The Funds had when issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2017, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2017 are detailed on the SOIs.

The Funds did not have TBA purchase commitments outstanding as of August 31, 2017.

C. Futures Contracts — Tax Free Bond Fund used treasury and interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2017 (amounts in thousands):

Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Short	$7,664
Ending Notional Balance Short	7,366

(a)	For the period March 1, 2016 through August 31, 2017.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

114	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

D. Offering and Organizational Costs — Total offering costs of approximately $84,000 incurred in connection with the offering of shares of the Ultra-Short Municipal Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs incurred in connection with the organization of the Portfolio, if any, were recorded as an expense at the time the Fund commenced operations and are included as part of Professional fees. For the six months ended August 31, 2017, total offering costs amortized were approximately $21.000.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses, and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee, which has been renamed as the Service Fee. The amount of transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the six months ended August 31, 2017 are as follows (amounts in thousands):

	Class A		Class C		Class I*		Select Class		Total
Municipal Income Fund
Transfer agency fees	$1		$1		$2		n/a		$4
Sub-transfer agency fees	1		1		1		n/a		3

Ohio Municipal Bond Fund
Transfer agency fees	1		1		1		n/a		3
Sub-transfer agency fees	1		—	(a)	1		n/a		2

Short-Intermediate Municipal Bond Fund
Transfer agency fees	1		—	(a)	10		$—	(a)	11
Sub-transfer agency fees	1		1		24		—	(a)	26

Tax Free Bond Fund
Transfer agency fees	7		1		2		n/a		10
Sub-transfer agency fees	3		1		2		n/a		6

Ultra-Short Municipal Fund
Transfer agency fees	—	(a)	n/a		—	(a)	n/a		—	(a)
Sub-transfer agency fees	—		n/a		—		n/a		—

(a)	Amount rounds to less than 500.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Municipal Income Fund, Ohio Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund were renamed Class I.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Municipal Income Fund	0.30%
Ohio Municipal Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2017, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Select Class Shares of Short-Intermediate Municipal Bond Fund and Class I Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2017, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Municipal Income Fund	$4	$—
Ohio Municipal Bond Fund	2	—
Short-Intermediate Municipal Bond Fund	1	—
Tax Free Bond Fund	5	1

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I*	Select Class
Municipal Income Fund	0.25%	0.25%	0.25%	n/a
Ohio Municipal Bond Fund	0.25	0.25	0.25	n/a
Short-Intermediate Municipal Bond Fund**	0.25	0.25	0.25	0.25%
Tax Free Bond Fund	0.25	0.25	0.25	n/a
Ultra-Short Municipal Fund	0.25	n/a	0.25	n/a

*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Municipal Income Fund, Ohio Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund were renamed Class I.
**	Prior to April 3, 2017, the service fee for Class I Shares for Short-Intermediate Municipal Bond Fund was 0.10%.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I*	Select Class
Municipal Income Fund	0.70%	1.25%	0.45%	n/a
Ohio Municipal Bond Fund	0.75	1.25	0.50	n/a
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.25%
Tax Free Bond Fund	0.67	1.25	0.45	n/a
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of the Municipal Income Fund, Ohio Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund were renamed Class I.

The contractual limitations percentages in the table above are in place until at least October 31, 2018.

Prior to November 1, 2016, the contractual expense limitations for the Funds were as shown in the table below:

	Class A	Class C	Class I*	Select Class
Municipal Income Fund	0.82%	1.39%	0.57%	n/a
Ohio Municipal Bond Fund	0.88	1.53	0.63	n/a
Short-Intermediate Municipal Bond Fund	0.75	1.25	0.25	0.50%
Tax Free Bond Fund	0.67	1.36	0.50	n/a
Ultra-Short Municipal Fund	0.55	n/a	0.35	n/a

*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of the Municipal Income Fund, Ohio Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund were renamed Class I.

For the six months ended August 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
Municipal Income Fund	$206	$116	$53	$375	$—
Ohio Municipal Bond Fund	122	49	1	172	—
Short-Intermediate Municipal Bond Fund	1,144	762	2,008	3,914	—
Tax Free Bond Fund	211	131	95	437	—
Ultra-Short Municipal Fund	548	297	135	980	186

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2017 were as follows (amounts in thousands):

Municipal Income Fund	$8
Ohio Municipal Bond Fund	2
Short-Intermediate Municipal Bond Fund	91
Tax Free Bond Fund	13
Ultra-Short Municipal Fund	41

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2017, Municipal Income Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Municipal Income Fund	$42,251	$39,553
Ohio Municipal Bond Fund	5,456	7,932
Short-Intermediate Municipal Bond Fund	854,226	475,060
Tax Free Bond Fund	64,575	64,545
Ultra-Short Municipal Fund	1,413,801	262,688

During the six months ended August 31, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Income Fund	$270,119	$11,344	$94	$11,250
Ohio Municipal Bond Fund	111,734	6,941	24	6,917
Short-Intermediate Municipal Bond Fund	2,460,477	41,721	711	41,010
Tax Free Bond Fund	298,788	22,245	1,251	20,994
Ultra-Short Municipal Fund	1,384,314	1,256	34	1,222

The reclassifications for the Funds relate primarily to wash sale loss deferrals.

As of February 28, 2017, the Funds did not have net capital loss carryforwards.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2017.

Interest expense paid as a result of borrowing from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations.

In addition, effective August 16, 2016, JPM II along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2017, the Funds had affiliated omnibus accounts which each owned more than 10% of the respective Funds outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund
Municipal Income Fund	2	70.8%
Ohio Municipal Bond Fund	1	65.2
Short-Intermediate Municipal Bond Fund	2	94.9
Tax Free Bond Fund	2	60.9
Ultra-Short Municipal Fund	1	99.1

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

Due to Municipal Income Fund investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging markets securities, and convertible securities. These securities are subject to risks specific to their structure, sector or market.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Specific risks and concentrations present in the underlying funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The Ohio Municipal Bond Fund primarily invests in issuers in the State of Ohio. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of August 31, 2017. The adoption had no effect on the Funds’ net assets or results of operations.

9. Subsequent Event

During the period September 1, 2017 through October 25, 2017, JPMorgan Ohio Municipal Fund had net redemptions of $35,572,389. This amount represented approximately 29.69% of the Fund’s net assets as of August 31, 2017.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory, fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2017, and continued to hold your shares at the end of the reporting period, August 31, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Municipal Income Fund
Class A
Actual	$1,000.00	$1,031.60	$3.53	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,028.00	6.34	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I (formerly Select Class)
Actual	1,000.00	1,033.10	2.25	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

Ohio Municipal Bond Fund
Class A
Actual	1,000.00	1,027.10	3.83	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,024.40	6.38	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I (formerly Select Class)
Actual	1,000.00	1,027.70	2.56	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,017.30	3.51	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,015.50	6.05	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	121

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Short-Intermediate Municipal Bond Fund (continued)
Class I (formerly Institutional Class)
Actual	$1,000.00	$1,019.60	$1.22	0.24%
Hypothetical	1,000.00	1,024.00	1.22	0.24

Tax Free Bond Fund
Class A
Actual	1,000.00	1,033.60	3.38	0.66
Hypothetical	1,000.00	1,021.88	3.36	0.66
Class C
Actual	1,000.00	1,030.00	6.34	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I (formerly Select Class)
Actual	1,000.00	1,034.90	2.26	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,003.50	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class I (formerly Select Class)
Actual	1,000.00	1,004.60	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

122	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2017, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 16, 2017.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds with greater than two years of performance history, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memo-

randum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders. With respect to the Ohio Municipal Bond Fund, the Trustees approved the liquidation of the Fund on or about December 8, 2017, and the continuation of the Advisory Agreement until its liquidation.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	123

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including finan-

cial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Municipal Income Fund, Ohio Municipal Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Ultra-Short Municipal Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds which had at least one full year of performance at the time of review in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds which had at least one full year of performance at the time of review within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Trustees also considered the Funds’ performance in light of their investment strategies and high-quality focus as compared to those of the Peer Group and/or Universe which included competitor funds that did not have a similar focus. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered an analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Municipal Income Fund’s performance for Class A shares was in the third, third, and fourth quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the third quintile based on the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for Class I shares was in the fourth, third and third quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s performance for Class A shares was in the second, fifth and fifth quintiles based upon the Peer Group, and in the second, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that performance for Class I shares was in the first, third, and second quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, including the liquidation of the Fund on or about December 8, 2017, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fourth, fifth and fifth quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the fifth quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for Class I shares was in the third, fourth, and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. The

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	125

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the second, third and fourth quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the third, fifth and fifth quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted the performance of the Ultra-Short Municipal Fund since its inception on May 31, 2016 as compared with that of a broad-based securities market index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Municipal Income Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	149	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	149	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	149	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	149	None

Raymond Kanner** (1953); Trustee of the Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	149	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	149	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	149	None

Marilyn McCoy*** (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	149	None

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	149	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	149	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	149	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-2015); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	149	Trustee, Wabash College (2000-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	149	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (149 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. August 2017.	SAN-MUNIBOND-817

J.P. Morgan Income Funds

Semi-Annual Report

August 31, 2017

(Unaudited)

JPMorgan Flexible Long/Short Fund

JPMorgan High Yield Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 11, 2017 (Unaudited)

Dear Shareholder,

The U.S. economy continued to expand through the six months ended August 31, 2017, amid continued low interest rates, rising corporate profits and growth in the leading economies of Europe, Asia and Latin America.

Synchronized economic growth in both developed market and emerging market nations helped drive global increases in investment, trade and employment. In turn, global corporate profits rose 25% in the second quarter of 2017, driven by growth in both revenue and profit margins.

In the U.S., the economic expansion entered its 98th consecutive month in August 2017, the third longest expansion on record. Over the course of the six month reporting period, the unemployment rate fell to 4.4% from 4.5%. In response, the U.S. Federal Reserve raised interest rates in both March and June of 2017, and signaled it would raise rates once more before the end of 2017.

Meanwhile, demand from overseas and a weakening U.S. dollar helped drive U.S. corporate profits to their highest levels in 13 years. In the second quarter of 2017, more than an estimated three-fourths of the companies in the Standard & Poor’s 500 Index (the “S&P 500”) reported earnings that surpassed analysts’ consensus estimates, according to Bloomberg News. U.S. corporations also took advantage of low interest rates and issued a record $1 trillion of bonds from January through August 2017.

Equity and bond markets generally provided investors with positive returns for the six month reporting period. A rally in the U.S. stock market, which followed the Republican Party’s success in the November 8, 2016 elections, extended well into 2017 amid investor expectations for tax cuts, infrastructure spending and regulatory reform. Equity prices continued to reach new record highs through August 2017. Financial market volatility held near 10-year lows, spiking only briefly in early August 2017 amid rising military tension between the U.S. and North Korea. For the six months ended August 31, 2017, the S&P 500 returned 5.4%, while the MSCI Europe, Australasia and Far East Index returned 12.8% and the MSCI Emerging Markets Index returned 17.8%.

The leading economies of Europe, Asia and Latin America provided a notable boost to global growth during the reporting period and the world’s central banks largely maintained accommodative policies that benefitted both corporations and investors. We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

JPMorgan Flexible Long/Short Fund

Fund Summary

Six Months Ended August 31, 2017 (Unaudited)

Reporting Period Return:

Fund (Class I Shares) 1,*	2.15%
Bloomberg Barclays Multiverse Corporate Index	5.97%
Net Assets as of 8/31/2017	$26,392,699
Duration as of 8/31/2017	3.1 Years

Investment objective** and strategies	The JPMorgan Flexible Long/Short Fund (the “Fund”) seeks to provide total return. The Fund seeks to achieve its investment objective by taking long and short positions in global credit markets. The Fund is flexible and it is not managed to or constrained by a benchmark. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) has broad discretion to shift the Fund’s exposure among strategies and sectors and to invest in a wide variety of credit instruments based on changing market conditions and its view on the best mix of investment opportunities. In determining which investments to buy and sell for the Fund, the Adviser combines top down macroeconomic research with bottom up fundamental security analysis. In establishing the Fund’s macroeconomic views, the Adviser evaluates fundamental, technical and valuation factors along with macro themes from the Adviser’s broader fixed income team to determine the view on risk for the Fund overall. The Adviser uses bottom up fundamental research combined with quantitative analysis to evaluate the relative attractiveness of credit markets, sectors and individual credit instruments.

PORTFOLIO COMPOSITION***

Corporate Bonds	70.0%
Loan Assignments	26.8
Convertible Bonds	1.4
Others (each less than 1.0%)	0.3
Short-Term Investments	1.5

1	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

JPMorgan Flexible Long/Short Fund

Fund Summary

Six Months Ended August 31, 2017 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	June 30, 2016
With Sales Charge**		(1.80)%	(0.20)%	1.12%
Without Sales Charge		2.01	3.64	4.48
CLASS C SHARES	June 30, 2016
With CDSC***		0.73	2.09	3.93
Without CDSC		1.73	3.09	3.93
CLASS I SHARES
(FORMERLY SELECT CLASS SHARES)	June 30, 2016	2.15	3.93	4.76
CLASS R6 SHARES	June 30, 2016	2.30	4.20	5.03

*
Not annualized.
**
Sales Charge for Class A Shares is 3.75%.
***
Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 30, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Flexible Long/Short Fund, the Bloomberg Barclays Multiverse Corporate Index and the Lipper Alternative Credit Focus Funds Index from June 30, 2016 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Multiverse Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays Multiverse Corporate Index provides a broad-based measure of the international fixed-income bond market. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan High Yield Opportunities Fund

Fund Summary

Six Months Ended August 31, 2017 (Unaudited)

Reporting Period Return:

Fund (Class I Shares) 1,*	2.72%
Bloomberg Barclays Global Aggregate Index - Hedged USD.	2.19%
Net Assets as of 8/31/2017	$26,987,815

Investment objective** and strategies	The JPMorgan High Yield Opportunities Fund (the “Fund”) seeks a high level of current income. Capital appreciation is a secondary objective. The Fund’s principal investment strategy is to invest in high yield, high risk corporate debt securities and instruments from developed markets. The Fund will allocate its assets between U.S. and non-U.S. developed markets depending on investment opportunities. In addition to high yield corporate debt securities and instruments, the Fund also may invest in other types of high yield investments.

PORTFOLIO COMPOSITION***

Corporate Bonds	92.3%
Loan Assignments	3.8
Convertible Bonds	1.7
Short-Term Investment	2.2

1	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

JPMorgan High Yield Opportunities Fund

Fund Summary

Six Months Ended August 31, 2017 (Unaudited) (continued)

TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	SINCE INCEPTION
CLASS A SHARES	November 1, 2016
With Sales Charge**		(1.21)%	3.46%
Without Sales Charge		2.62	7.50
CLASS C SHARES	November 1, 2016
With CDSC***		1.33	6.01
Without CDSC		2.33	7.01
CLASS I SHARES
(FORMERLY SELECT CLASS SHARES)	November 1, 2016	2.72	7.68
CLASS R6 SHARES	November 1, 2016	2.82	7.86

*
Not annualized.
**
Sales Charge for Class A Shares is 3.75%.
***
Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 1, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Opportunities Fund and the Bloomberg Barclays Global Aggregate Index - Hedged USD from November 1, 2016 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Global Aggregate Index - Hedged USD does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays Global Aggregate Index - Hedged USD provides a broad-based measure of the international fixed-income bond market. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 0.1%

20,000	American Airlines Pass-Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/2029	20,210
267	Continental Airlines Pass-Through Trust, Series 2003-ERJ1, 7.88%, 07/02/2018	273
	Total Asset-Backed Securities (Cost $20,272)	20,483

Convertible Bonds — 1.4%
	Consumer Discretionary — 0.6%
	Internet & Direct Marketing Retail — 0.1%
20,000	Ctrip.com International Ltd., (China), 1.00%, 07/01/2020	22,487
10,000	Liberty Expedia Holdings, Inc., 1.00%, 06/30/2047 (e)	10,625

		33,112

	Media — 0.5%
	Liberty Interactive LLC,
89,000	3.75%, 02/15/2030	61,521
52,000	4.00%, 11/15/2029	35,880
25,000	Live Nation Entertainment, Inc., 2.50%, 05/15/2019	30,875

		128,276

	Total Consumer Discretionary	161,388

	Energy — 0.2%
	Energy Equipment & Services — 0.1%
20,000	Nabors Industries, Inc., 0.75%, 01/15/2024 (e)	14,500

	Oil, Gas & Consumable Fuels — 0.1%
20,000	Oasis Petroleum, Inc., 2.63%, 09/15/2023	18,525
10,000	SM Energy Co., 1.50%, 07/01/2021	8,794

		27,319

	Total Energy	41,819

	Health Care — 0.0% (g)
	Health Care Technology — 0.0% (g)
5,000	Medidata Solutions, Inc., 1.00%, 08/01/2018	6,672

	Information Technology — 0.6%
	Communications Equipment — 0.1%
25,000	Finisar Corp., 0.50%, 12/15/2036 (e)	24,031

	Electronic Equipment, Instruments & Components — 0.1%
15,000	II-VI, Inc., 0.25%, 09/01/2022 (e)	15,759

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Internet Software & Services — 0.1%
20,000	Zillow Group, Inc., 2.00%, 12/01/2021 (e)	21,438

	IT Services — 0.0% (g)
10,000	Square, Inc., 0.38%, 03/01/2022 (e)	13,231

	Semiconductors & Semiconductor Equipment — 0.2%
20,000	Cypress Semiconductor Corp., 4.50%, 01/15/2022	24,688
25,000	ON Semiconductor Corp., 1.00%, 12/01/2020	28,625
10,000	Teradyne, Inc., 1.25%, 12/15/2023 (e)	12,906

		66,219

	Software — 0.1%
15,000	Red Hat, Inc., 0.25%, 10/01/2019	22,566

	Total Information Technology	163,244

	Total Convertible Bonds (Cost $359,457)	373,123

Corporate Bonds — 68.8%
	Consumer Discretionary — 11.9%
	Auto Components — 0.7%
	American Axle & Manufacturing, Inc.,
32,000	6.25%, 04/01/2025 (e)	31,840
6,000	6.50%, 04/01/2027 (e)	5,910
5,000	Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (e)	5,219
22,000	Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	22,385
EUR 100,000	LKQ Italia Bondco SpA, Reg. S, 3.88%, 04/01/2024	130,056

		195,410

	Automobiles — 1.4%
	General Motors Co.,
75,000	4.00%, 04/01/2025	75,865
10,000	6.75%, 04/01/2046	11,763
GBP 100,000	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 3.88%, 03/01/2023	135,426
15,000	Tesla, Inc., 5.30%, 08/15/2025 (e)	14,766
EUR 100,000	Volvo Car AB, (Sweden), Reg. S, 3.25%, 05/18/2021	129,164

		366,984

	Distributors — 0.6%
EUR 100,000	Alliance Automotive Finance plc, (United Kingdom), Reg. S, 6.25%, 12/01/2021	124,402
18,000	LKQ Corp., 4.75%, 05/15/2023	18,450
8,000	Performance Food Group, Inc., 5.50%, 06/01/2024 (e)	8,240

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Distributors — continued
4,000	Univar USA, Inc., 6.75%, 07/15/2023 (e)	4,160

		155,252

	Diversified Consumer Services — 0.1%
20,000	Service Corp. International, 7.50%, 04/01/2027	23,800

	Hotels, Restaurants & Leisure — 2.7%
8,000	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	8,100
9,000	Boyd Gaming Corp., 6.88%, 05/15/2023	9,675
31,000	Choice Hotels International, Inc., 5.75%, 07/01/2022	34,487
EUR 110,000	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.88%, 05/15/2023	137,802
2,000	Eldorado Resorts, Inc., 6.00%, 04/01/2025	2,125
5,000	Gateway Casinos & Entertainment Ltd., (Canada), 8.25%, 03/01/2024 (e)	5,213
18,000	GLP Capital LP, 5.38%, 11/01/2023	19,485
24,000	Golden Nugget, Inc., 8.50%, 12/01/2021 (e)	25,080
EUR 125,000	International Game Technology plc, Reg. S, 4.75%, 02/15/2023	164,415
	KFC Holding Co.,
5,000	4.75%, 06/01/2027 (e)	5,131
10,000	5.25%, 06/01/2026 (e)	10,538
11,000	Landry’s, Inc., 6.75%, 10/15/2024 (e)	11,138
	MGM Resorts International,
21,000	6.00%, 03/15/2023	23,205
30,000	8.63%, 02/01/2019	32,738
GBP 100,000	Pizzaexpress Financing 2 plc, (United Kingdom), 6.63%, 08/01/2021	126,258
9,000	Sabre GLBL, Inc., 5.25%, 11/15/2023 (e)	9,225
72,000	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	72,180
16,000	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	16,141

		712,936

	Household Durables — 0.4%
10,000	CalAtlantic Group, Inc., 5.88%, 11/15/2024	10,850
	Lennar Corp.,
33,000	4.50%, 06/15/2019	33,908
15,000	4.88%, 12/15/2023	15,862
8,000	M/I Homes, Inc., 6.75%, 01/15/2021	8,360
10,000	Mattamy Group Corp., (Canada), 6.50%, 11/15/2020 (e)	10,200
7,000	New Home Co., Inc. (The), 7.25%, 04/01/2022 (e)	7,245

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — continued
15,000	Tempur Sealy International, Inc., 5.50%, 06/15/2026	15,482

		101,907

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
10,000	2.80%, 08/22/2024 (e)	10,125
15,000	4.05%, 08/22/2047 (e)	15,463

		25,588

	Media — 4.7%
EUR 200,000	Altice Luxembourg SA, (Luxembourg), Reg. S, 7.25%, 05/15/2022	252,795
21,000	AMC Networks, Inc., 5.00%, 04/01/2024	21,656
25,000	Cablevision SA, (Argentina), Reg. S, 6.50%, 06/15/2021	26,715
	Cablevision Systems Corp.,
17,000	8.00%, 04/15/2020	18,806
14,000	8.63%, 09/15/2017	14,021
30,000	Charter Communications Operating LLC, 6.48%, 10/23/2045	34,503
19,000	Cinemark USA, Inc., 4.88%, 06/01/2023	18,952
	Clear Channel Worldwide Holdings, Inc.,
15,000	Series B, 6.50%, 11/15/2022	15,413
16,000	Series B, 7.63%, 03/15/2020	15,940
	Comcast Corp.,
20,000	3.20%, 07/15/2036	18,656
30,000	4.75%, 03/01/2044	33,105
	Cox Communications, Inc.,
65,000	3.35%, 09/15/2026 (e)	64,089
30,000	3.50%, 08/15/2027 (e)	29,701
	CSC Holdings LLC,
10,000	5.25%, 06/01/2024	10,262
2,000	6.75%, 11/15/2021	2,211
8,000	8.63%, 02/15/2019	8,740
	DISH DBS Corp.,
2,000	5.88%, 11/15/2024	2,157
41,000	6.75%, 06/01/2021	45,254
10,000	7.75%, 07/01/2026	11,738
4,000	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2024 (e)	4,410
25,000	iHeartCommunications, Inc., 9.00%, 12/15/2019	19,875
36,000	Live Nation Entertainment, Inc., 5.38%, 06/15/2022 (e)	37,530
21,000	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	21,893
EUR 100,000	SES SA, (Luxembourg), Reg. S, (EUR 5 year swap rate + 4.66%), 4.62%, 01/02/2022 (x) (y) (aa)	127,737

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Media — continued
56,000	Sinclair Television Group, Inc., 6.13%, 10/01/2022	57,820
	Sirius XM Radio, Inc.,
5,000	5.00%, 08/01/2027 (e)	5,137
14,000	5.38%, 07/15/2026 (e)	14,700
13,000	TEGNA, Inc., 5.50%, 09/15/2024 (e)	13,683
EUR 100,000	Unitymedia GmbH, (Germany), Reg. S, 3.75%, 01/15/2027	120,216
	Univision Communications, Inc.,
42,000	5.13%, 05/15/2023 (e)	42,735
34,000	5.13%, 02/15/2025 (e)	34,170
	Viacom, Inc.,
20,000	3.45%, 10/04/2026	19,288
30,000	4.38%, 03/15/2043	25,760
13,000	Videotron Ltd., (Canada), 5.00%, 07/15/2022	13,910
	WMG Acquisition Corp.,
5,000	5.00%, 08/01/2023 (e)	5,162
7,000	5.63%, 04/15/2022 (e)	7,289
15,000	6.75%, 04/15/2022 (e)	15,750

		1,231,779

	Specialty Retail — 1.2%
23,000	Arch Merger Sub, Inc., 8.50%, 09/15/2025 (e)	22,425
EUR 100,000	Douglas GmbH, (Germany), Reg. S, 6.25%, 07/15/2022	128,251
EUR 100,000	N&W Global Vending SpA, (Italy), Reg. S, 7.00%, 10/15/2023	125,176
	PetSmart, Inc.,
2,000	5.88%, 06/01/2025 (e)	1,785
13,000	7.13%, 03/15/2023 (e)	10,595
5,000	8.88%, 06/01/2025 (e)	4,162
13,000	Sally Holdings LLC, 5.50%, 11/01/2023	13,195
2,000	Sonic Automotive, Inc., 6.13%, 03/15/2027	2,015

		307,604

	Textiles, Apparel & Luxury Goods — 0.0% (g)
15,000	Hanesbrands, Inc., 4.63%, 05/15/2024 (e)	15,600

	Total Consumer Discretionary	3,136,860

	Consumer Staples — 2.5%
	Beverages — 0.3%
15,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 4.90%, 02/01/2046	17,092
36,000	Cott Beverages, Inc., (Canada), 5.38%, 07/01/2022	37,395
3,000	Cott Holdings, Inc., (Canada), 5.50%, 04/01/2025 (e)	3,146

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Beverages — continued
20,000	DS Services of America, Inc., (Canada), 10.00%, 09/01/2021 (e)	21,160

		78,793

	Food & Staples Retailing — 0.6%
	Albertsons Cos. LLC,
2,000	5.75%, 03/15/2025	1,803
21,000	6.63%, 06/15/2024	20,044
50,000	Kroger Co. (The), 4.45%, 02/01/2047	48,168
	New Albertson’s, Inc.,
4,000	7.45%, 08/01/2029	3,491
5,000	8.00%, 05/01/2031	4,363
8,000	8.70%, 05/01/2030	7,340
13,000	Rite Aid Corp., 6.13%, 04/01/2023 (e)	12,772
	SUPERVALU, Inc.,
25,000	6.75%, 06/01/2021	24,125
31,000	7.75%, 11/15/2022	29,450
2,000	Tops Holding LLC, 8.00%, 06/15/2022 (e)	1,465

		153,021

	Food Products — 0.6%
10,000	B&G Foods, Inc., 5.25%, 04/01/2025	10,275
11,000	Dean Foods Co., 6.50%, 03/15/2023 (e)	11,192
11,000	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	11,798
	JBS USA LUX SA, (Brazil),
13,000	5.88%, 07/15/2024 (e)	13,079
23,000	7.25%, 06/01/2021 (e)	23,508
25,000	Kraft Heinz Foods Co., 4.38%, 06/01/2046	24,394
	Lamb Weston Holdings, Inc.,
3,000	4.63%, 11/01/2024 (e)	3,094
3,000	4.88%, 11/01/2026 (e)	3,113
	Post Holdings, Inc.,
18,000	5.00%, 08/15/2026 (e)	18,000
4,000	5.50%, 03/01/2025 (e)	4,160
4,000	5.75%, 03/01/2027 (e)	4,140
	Smithfield Foods, Inc.,
25,000	3.35%, 02/01/2022 (e)	25,407
15,000	4.25%, 02/01/2027 (e)	15,757

		167,917

	Household Products — 0.1%
9,000	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	8,912
23,000	Spectrum Brands, Inc., 6.13%, 12/15/2024	24,668

		33,580

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Personal Products — 0.2%
18,000	Nature’s Bounty Co. (The), 7.63%, 05/15/2021 (e)	19,215
9,000	Prestige Brands, Inc., 6.38%, 03/01/2024 (e)	9,608
12,000	Revlon Consumer Products Corp., 6.25%, 08/01/2024	9,689

		38,512

	Tobacco — 0.7%
50,000	Altria Group, Inc., 4.25%, 08/09/2042	51,033
	BAT Capital Corp., (United Kingdom),
65,000	3.56%, 08/15/2027 (e)	65,927
30,000	4.39%, 08/15/2037 (e)	30,860
40,000	Philip Morris International, Inc., 4.25%, 11/10/2044	41,834

		189,654

	Total Consumer Staples	661,477

	Energy — 4.8%
	Energy Equipment & Services — 0.4%
5,000	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	5,012
11,000	Nabors Industries, Inc., 5.50%, 01/15/2023	10,292
17,000	Parker Drilling Co., 6.75%, 07/15/2022	12,920
8,000	Rowan Cos., Inc., 7.38%, 06/15/2025	7,240
30,485	Shelf Drilling Holdings Ltd., (United
	Arab Emirates), 9.50%, 11/02/2020 (e)	29,418
12,350	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	12,937
	Transocean, Inc.,
5,000	6.80%, 03/15/2038	3,825
9,000	9.00%, 07/15/2023 (e)	9,585
2,000	Trinidad Drilling Ltd., (Canada), 6.63%, 02/15/2025 (e)	1,850
15,000	Weatherford International Ltd., 6.75%, 09/15/2040	12,600

		105,679

	Oil, Gas & Consumable Fuels — 4.4%
30,000	Anadarko Petroleum Corp., 3.45%, 07/15/2024	29,777
10,000	Antero Resources Corp., 5.13%, 12/01/2022	10,025
100,000	Boardwalk Pipelines LP, 5.95%, 06/01/2026	112,368
40,000	Buckeye Partners LP, 4.35%, 10/15/2024	41,630
18,000	California Resources Corp., 8.00%, 12/15/2022 (e)	9,945
	Cenovus Energy, Inc., (Canada),
29,000	5.20%, 09/15/2043	26,586
15,000	6.75%, 11/15/2039	16,210

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Chesapeake Energy Corp.,
7,000	Reg. S, 8.00%, 12/15/2022	7,236
13,000	8.00%, 01/15/2025 (e)	12,529
9,000	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	9,090
14,000	Continental Resources, Inc., 5.00%, 09/15/2022	14,070
26,000	DCP Midstream Operating LP, 3.88%, 03/15/2023	25,317
21,000	Energy Transfer Equity LP, 5.88%, 01/15/2024	22,628
	EP Energy LLC,
13,000	7.75%, 09/01/2022	7,930
13,000	8.00%, 02/15/2025 (e)	8,580
8,000	9.38%, 05/01/2020	5,890
14,000	Genesis Energy LP, 6.00%, 05/15/2023	13,720
10,000	Hess Corp., 5.80%, 04/01/2047	9,993
39,000	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	36,855
10,000	Magellan Midstream Partners LP, 4.25%, 09/15/2046	9,959
	MEG Energy Corp., (Canada),
3,000	6.38%, 01/30/2023 (e)	2,396
12,000	6.50%, 01/15/2025 (e)	11,145
2,000	7.00%, 03/31/2024 (e)	1,590
10,000	MPLX LP, 5.20%, 03/01/2047	10,312
10,000	Oasis Petroleum, Inc., 6.88%, 03/15/2022	9,750
45,000	ONEOK Partners LP, 6.13%, 02/01/2041	52,228
85,000	Petroleos Mexicanos, (Mexico), 6.50%, 03/13/2027 (e)	95,072
20,000	QEP Resources, Inc., 5.25%, 05/01/2023	19,000
EUR 100,000	Repsol International Finance BV, (Spain), Reg. S, (EUR 10 year swap rate + 4.20%), 4.50%, 03/25/2075 (aa)	126,371
15,000	Rockies Express Pipeline LLC, 6.00%, 01/15/2019 (e)	15,506
11,000	SemGroup Corp., 5.63%, 07/15/2022	10,808
10,000	SM Energy Co., 5.63%, 06/01/2025	9,050
10,000	Summit Midstream Holdings LLC, 5.50%, 08/15/2022	10,025
25,000	Sunoco Logistics Partners Operations LP, 5.30%, 04/01/2044	24,562
13,000	Sunoco LP, 5.50%, 08/01/2020	13,381
25,000	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	25,000
5,000	Targa Resources Partners LP, 5.13%, 02/01/2025 (e)	5,137
48,000	TerraForm Power Operating LLC, SUB, 6.63%, 06/15/2025 (e)	50,880

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Oil, Gas & Consumable Fuels — continued
EUR 100,000	TOTAL SA, (France), Reg. S, (EUR 5 year swap rate + 1.86%), 2.25%, 02/26/2021 (x) (y) (aa)	121,724
	Ultra Resources, Inc.,
11,000	6.88%, 04/15/2022 (e)	10,821
3,000	7.13%, 04/15/2025 (e)	2,925
50,000	Western Gas Partners LP, 4.65%, 07/01/2026	51,997
	Whiting Petroleum Corp.,
37,000	5.00%, 03/15/2019	36,630
13,000	5.75%, 03/15/2021	12,220

		1,158,868

	Total Energy	1,264,547

	Financials — 21.7%
	Banks — 11.9%
EUR 100,000	Allied Irish Banks plc, (Ireland), Reg. S, (EUR 5 year swap rate + 3.95%), 4.12%, 11/26/2025 (aa)	127,527
EUR 200,000	Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR 5 year swap rate + 9.18%), 8.88%, 04/14/2021 (x) (y) (aa)	276,780
	Bank of America Corp.,
45,000	(USD 3 Month LIBOR + 1.58%), 3.82%, 01/20/2028 (aa)	46,407
225,000	Series X, (USD 3 Month LIBOR + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	247,275
EUR 100,000	Bank of Ireland, (Ireland), Reg. S, (EUR 5 year swap rate + 3.55%), 4.25%, 06/11/2024 (aa)	125,720
EUR 100,000	Bankia SA, (Spain), Reg. S, (EUR 5 year swap rate + 3.35%), 3.38%, 03/15/2027 (aa)	124,016
EUR 100,000	Bankinter SA, (Spain), Reg. S, (EUR 5 year swap rate + 2.40%), 2.50%, 04/06/2027 (aa)	121,533
EUR 100,000	CaixaBank SA, (Spain), Reg. S, (EUR 5 year swap rate + 3.35%), 3.50%, 02/15/2027 (aa)	126,307
	CIT Group, Inc.,
28,000	5.00%, 08/15/2022	30,307
32,000	5.38%, 05/15/2020	34,360
11,000	5.50%, 02/15/2019 (e)	11,509
	Citigroup, Inc.,
60,000	4.30%, 11/20/2026	62,842
20,000	Series O, (USD 3 Month LIBOR + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	20,900
225,000	Series P, (USD 3 Month LIBOR + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	243,000

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
18,000	Series R, (USD 3 Month LIBOR + 4.48%), 6.12%, 11/15/2020 (x) (y) (aa)	19,271
EUR 50,000	Commerzbank AG, (Germany), Reg. S, 4.00%, 03/23/2026	65,744
GBP 15,000	Cooperatieve Rabobank UA, (Netherlands), Series 2541, 4.00%, 09/19/2022	22,023
200,000	Credit Agricole SA, (France), (5-Year Swap Rate + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	237,000
200,000	HSBC Holdings plc, (United Kingdom), (USD Swap Semi 5 Year + 5.51%), 6.87%, 06/01/2021 (x) (y) (aa)	217,600
	ING Groep NV, (Netherlands),
EUR 100,000	(EUR 5 year swap rate + 2.85%), 3.00%, 04/11/2028 (aa)	129,750
200,000	Reg. S, (5-Year Swap Rate + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	215,600
200,000	Intesa Sanpaolo SpA, (Italy), (5-Year Swap Rate + 5.46%), 7.70%, 09/17/2025 (e) (x) (y) (aa)	209,250
20,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.00%, 12/19/2023	22,163
EUR 100,000	Societe Generale SA, (France), Reg. S, (EUR 5 year swap rate + 5.54%), 6.75%, 04/07/2021 (x) (y) (aa)	130,930
25,000	Toronto-Dominion Bank (The), (Canada), (5-Year Swap Rate + 2.21%), 3.62%, 09/15/2031 (aa)	25,049
EUR 100,000	UniCredit SpA, (Italy), Reg. S, (EUR 5 year swap rate + 4.32%), 4.38%, 01/03/2027 (aa)	127,785
100,000	Wells Fargo & Co., 4.30%, 07/22/2027	106,598

		3,127,246

	Capital Markets — 5.0%
	Bank of New York Mellon Corp. (The),
50,000	Series E, (USD 3 Month LIBOR + 3.42%), 4.95%, 06/20/2020 (x) (y) (aa)	51,750
94,000	Series F, (USD 3 Month LIBOR + 3.13%), 4.62%, 09/20/2026 (x) (y) (aa)	95,175
200,000	Credit Suisse Group AG, (Switzerland), (5-Year Swap Rate + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	224,981
225,000	Goldman Sachs Group, Inc. (The), Series M, (USD 3 Month LIBOR + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	234,000
4,000	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	4,190
	Morgan Stanley,
EUR 50,000	2.38%, 03/31/2021	64,103

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Capital Markets — continued
30,000	3.13%, 07/27/2026	29,610
75,000	3.88%, 01/27/2026	78,400
20,000	4.38%, 01/22/2047	21,189
225,000	Series H, (USD 3 Month LIBOR + 3.61%), 5.45%, 07/15/2019 (x) (y) (aa)	231,469
18,000	MSCI, Inc., 5.25%, 11/15/2024 (e)	19,170
EUR 200,000	UBS Group AG, (Switzerland), Reg. S, (EUR 5 year swap rate + 5.29%), 5.75%, 02/19/2022 (x) (y) (aa)	265,754

		1,319,791

	Consumer Finance — 2.1%
	Ally Financial, Inc.,
20,000	4.25%, 04/15/2021	20,650
19,000	4.63%, 03/30/2025	19,807
50,000	Capital One Financial Corp., 3.75%, 04/24/2024	51,905
3,000	FirstCash, Inc., 5.38%, 06/01/2024 (e)	3,161
200,000	Ford Motor Credit Co. LLC, 4.38%, 08/06/2023	211,122
55,000	General Motors Financial Co., Inc., 3.95%, 04/13/2024	56,314
EUR 100,000	Lincoln Finance Ltd., (Netherlands),
	Reg. S, 6.88%, 04/15/2021	126,926
42,000	Springleaf Finance Corp., 8.25%, 12/15/2020	47,250
30,000	Synchrony Financial, 3.70%, 08/04/2026	29,657

		566,792

	Diversified Financial Services — 1.9%
12,000	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	11,940
10,000	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	8,850
3,000	CSTN Merger Sub, Inc., 6.75%, 08/15/2024 (e)	2,951
200,000	EDP Finance BV, (Portugal), 5.25%, 01/14/2021 (e)	216,140
	Nationstar Mortgage LLC,
37,000	6.50%, 07/01/2021	37,753
20,000	7.88%, 10/01/2020	20,463
GBP 100,000	Nationwide Building Society, (United Kingdom), Reg. S, (GBP SWAP 5 YR + 4.88%), 6.88%, 06/20/2019 (x) (y) (aa)	134,353
65,000	Shell International Finance BV, (Netherlands), 4.13%, 05/11/2035	69,317

		501,767

	Insurance — 0.7%
130,000	American International Group, Inc., 3.90%, 04/01/2026	135,845
30,000	MetLife, Inc., 4.72%, 12/15/2044	33,626

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — continued
GBP 9,000	Zurich Finance UK plc, (Switzerland), (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.85%), 6.62%, 10/02/2022 (x) (y) (aa)	13,878

		183,349

	Thrifts & Mortgage Finance — 0.1%
7,000	Ladder Capital Finance Holdings LLLP, 5.25%, 03/15/2022 (e)	7,210
21,000	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	21,998

		29,208

	Total Financials	5,728,153

	Health Care — 3.6%
	Biotechnology — 0.2%
40,000	AbbVie, Inc., 4.30%, 05/14/2036	41,805

	Health Care Equipment & Supplies — 0.2%
13,000	Hologic, Inc., 5.25%, 07/15/2022 (e)	13,686
	Mallinckrodt International Finance SA,
35,000	3.50%, 04/15/2018	35,088
13,000	5.63%, 10/15/2023 (e)	12,447

		61,221

	Health Care Providers & Services — 1.9%
20,000	Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	21,500
	Centene Corp.,
5,000	4.75%, 01/15/2025	5,162
11,000	6.13%, 02/15/2024	11,839
	Community Health Systems, Inc.,
10,000	6.25%, 03/31/2023	10,075
5,000	7.13%, 07/15/2020	4,703
48,000	DaVita, Inc., 5.13%, 07/15/2024	48,990
	Envision Healthcare Corp.,
7,000	5.13%, 07/01/2022 (e)	7,271
6,000	5.63%, 07/15/2022	6,240
	HCA, Inc.,
54,000	5.00%, 03/15/2024	57,375
10,000	5.50%, 06/15/2047	10,338
29,000	5.88%, 03/15/2022	32,129
21,000	5.88%, 05/01/2023	22,974
31,000	IASIS Healthcare LLC, 8.38%, 05/15/2019	31,000
3,000	Molina Healthcare, Inc., 4.88%, 06/15/2025 (e)	2,947
20,000	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	21,450
EUR 100,000	NewCo Sab MidCo SASU, (France), Reg. S, 5.38%, 04/15/2025	124,225

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Providers & Services — continued
17,000	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	16,408
	Tenet Healthcare Corp.,
6,000	4.63%, 07/15/2024 (e)	5,999
10,000	5.13%, 05/01/2025 (e)	10,062
39,000	6.75%, 06/15/2023	38,692
2,000	7.00%, 08/01/2025 (e)	1,963
10,000	WellCare Health Plans, Inc., 5.25%, 04/01/2025	10,475

		501,817

	Health Care Technology — 0.5%
	Quintiles IMS, Inc.,
EUR 100,000	Reg. S, 3.25%, 03/15/2025	122,440
11,000	4.88%, 05/15/2023 (e)	11,440

		133,880

	Pharmaceuticals — 0.8%
	Concordia International Corp., (Canada),
32,000	7.00%, 04/15/2023 (e)	5,280
2,000	9.00%, 04/01/2022 (e)	1,440
50,000	Mylan NV, 3.95%, 06/15/2026	50,938
70,000	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.15%, 10/01/2026	64,117
	Valeant Pharmaceuticals International, Inc.,
8,000	6.50%, 03/15/2022 (e)	8,390
26,000	6.75%, 08/15/2021 (e)	24,895
43,000	7.00%, 10/01/2020 (e)	42,893
6,000	7.00%, 03/15/2024 (e)	6,367

		204,320

	Total Health Care	943,043

	Industrials — 6.7%
	Aerospace & Defense — 1.3%
	Arconic, Inc.,
17,000	5.13%, 10/01/2024	18,020
94,000	5.90%, 02/01/2027	102,460
42,000	Bombardier, Inc., (Canada), 7.75%, 03/15/2020 (e)	45,950
EUR 100,000	Leonardo SpA, (Italy), 4.88%, 03/24/2025	144,642
	TransDigm, Inc.,
11,000	6.00%, 07/15/2022	11,385
11,000	6.38%, 06/15/2026	11,316

		333,773

	Airlines — 0.4%
82,232	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	86,138

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — continued
10,000	United Continental Holdings, Inc., 5.00%, 02/01/2024	10,175

		96,313

	Building Products — 1.1%
3,000	Airxcel, Inc., 8.50%, 02/15/2022 (e)	3,172
GBP 50,000	Cie de Saint-Gobain, (France), 5.63%, 11/15/2024	81,059
	Masco Corp.,
15,000	3.50%, 11/15/2027	15,050
65,000	4.38%, 04/01/2026	69,738
14,000	NCI Building Systems, Inc., 8.25%, 01/15/2023 (e)	14,998
	Owens Corning,
45,000	3.40%, 08/15/2026	44,792
20,000	4.30%, 07/15/2047	19,408
22,000	Standard Industries, Inc., 6.00%, 10/15/2025 (e)	23,650
19,000	Summit Materials LLC, 6.13%, 07/15/2023	19,903

		291,770

	Commercial Services & Supplies — 0.7%
3,000	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	3,090
20,000	ADT Corp. (The), 4.13%, 06/15/2023	20,250
25,000	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	26,693
29,000	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	32,045
EUR 90,000	Verisure Holding AB, (Sweden), Reg. S, 6.00%, 11/01/2022	116,042

		198,120

	Construction & Engineering — 0.4%
37,000	AECOM, 5.88%, 10/15/2024	40,469
30,000	MasTec, Inc., 4.88%, 03/15/2023	30,450
21,000	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	22,522

		93,441

	Electrical Equipment — 0.7%
EUR 100,000	NEW Areva Holding SA, (France), Reg. S, 3.13%, 03/20/2023	122,475
19,000	Sensata Technologies BV, 5.63%, 11/01/2024 (e)	20,710
38,000	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	42,275

		185,460

	Machinery — 0.2%
16,000	Navistar International Corp., 8.25%, 11/01/2021	16,120
	Novelis Corp.,
5,000	5.88%, 09/30/2026 (e)	5,213

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Machinery — continued
10,000	6.25%, 08/15/2024 (e)	10,562
3,000	Tennant Co., 5.63%, 05/01/2025 (e)	3,131
11,000	Terex Corp., 5.63%, 02/01/2025 (e)	11,495
5,000	Xylem, Inc., 4.38%, 11/01/2046	5,314

		51,835

	Professional Services — 0.0% (g)
12,000	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	12,300

	Road & Rail — 1.4%
	DAE Funding LLC, (United Arab Emirates),
3,000	4.50%, 08/01/2022 (e)	3,060
3,000	5.00%, 08/01/2024 (e)	3,067
EUR 125,000	Europcar Groupe SA, (France), Reg. S, 5.75%, 06/15/2022	157,164
GBP 41,090	Great Rolling Stock Co. Ltd. (The), (United Kingdom), Reg. S, 6.88%, 07/27/2035	70,690
EUR 100,000	Loxam SAS, (France), Reg. S, 4.25%, 04/15/2024	127,949
12,000	Park Aerospace Holdings Ltd., (Ireland), 5.25%, 08/15/2022 (e)	12,480

		374,410

	Trading Companies & Distributors — 0.4%
18,000	Aircastle Ltd., 7.63%, 04/15/2020	20,092
2,000	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	2,065
14,000	HD Supply, Inc., 5.75%, 04/15/2024 (e)	15,015
49,000	United Rentals North America, Inc., 5.50%, 05/15/2027	51,940
9,000	WESCO Distribution, Inc., 5.38%, 06/15/2024	9,383

		98,495

	Transportation Infrastructure — 0.1%
GBP 15,000	Autostrade per l’Italia SpA, (Italy), 6.25%, 06/09/2022	23,584

	Total Industrials	1,759,501

	Information Technology — 1.8%
	Communications Equipment — 0.3%
32,000	Avaya, Inc., 7.00%, 04/01/2019 (e)	26,960
12,000	CommScope Technologies LLC, 5.00%, 03/15/2027 (e)	11,958
30,000	Harris Corp., 5.05%, 04/27/2045	34,503
	Nokia OYJ, (Finland),
5,000	3.38%, 06/12/2022	5,050
5,000	4.38%, 06/12/2027	5,136

		83,607

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electronic Equipment, Instruments & Components —0.4%
	Anixter, Inc.,
28,000	5.50%, 03/01/2023	30,100
32,000	5.63%, 05/01/2019	33,560
41,000	CDW LLC, 5.50%, 12/01/2024	44,946

		108,606

	Internet Software & Services — 0.3%
35,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	37,144
	Zayo Group LLC,
3,000	5.75%, 01/15/2027 (e)	3,184
27,000	6.38%, 05/15/2025	29,016

		69,344

	IT Services — 0.4%
30,000	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	30,675
	First Data Corp.,
30,000	5.00%, 01/15/2024 (e)	31,200
20,000	5.75%, 01/15/2024 (e)	21,031
10,000	7.00%, 12/01/2023 (e)	10,775

		93,681

	Semiconductors & Semiconductor Equipment — 0.0% (g)
6,000	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	6,240
4,000	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	4,210

		10,450

	Software — 0.2%
6,000	Camelot Finance SA, 7.88%, 10/15/2024 (e)	6,510
3,000	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	3,210
17,000	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	19,337
6,000	Infor Software Parent LLC, 7.13%, (cash), 05/01/2021 (e) (v)	6,120
18,000	Infor US, Inc., 6.50%, 05/15/2022	18,360
6,000	Informatica LLC, 7.13%, 07/15/2023 (e)	6,030
2,000	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	2,063

		61,630

	Technology Hardware, Storage & Peripherals — 0.2%
	Dell International LLC,
3,000	4.42%, 06/15/2021 (e)	3,161
8,000	5.45%, 06/15/2023 (e)	8,764
3,000	5.88%, 06/15/2021 (e)	3,146
3,000	7.13%, 06/15/2024 (e)	3,323

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
25,000	EMC Corp., 3.38%, 06/01/2023	24,137
10,000	Western Digital Corp., 7.38%, 04/01/2023 (e)	10,963

		53,494

	Total Information Technology	480,812

	Materials — 5.2%
	Chemicals — 1.7%
15,000	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	18,488
	CF Industries, Inc.,
10,000	4.50%, 12/01/2026 (e)	10,407
9,000	5.15%, 03/15/2034	8,482
15,000	6.88%, 05/01/2018	15,450
6,000	Chemours Co. (The), 5.38%, 05/15/2027	6,255
43,000	CVR Partners LP, 9.25%, 06/15/2023 (e)	44,129
10,000	Gates Global LLC, 6.00%, 07/15/2022 (e)	10,248
21,000	Hexion, Inc., 6.63%, 04/15/2020	19,110
EUR 100,000	INEOS Finance plc, (Luxembourg), Reg. S, 4.00%, 05/01/2023	123,207
EUR 100,000	INEOS Group Holdings SA, (Luxembourg), Reg. S, 5.38%, 08/01/2024	127,182
2,000	Koppers, Inc., 6.00%, 02/15/2025 (e)	2,120
17,000	Olin Corp., 5.13%, 09/15/2027	17,595
9,000	PolyOne Corp., 5.25%, 03/15/2023	9,450
12,000	Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	12,644
4,000	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	4,090
16,000	Valvoline, Inc., 4.38%, 08/15/2025 (e)	16,140

		444,997

	Construction Materials — 0.0% (g)
9,000	US Concrete, Inc., 6.38%, 06/01/2024	9,720

	Containers & Packaging — 2.2%
EUR 125,000	Ardagh Packaging Finance plc, (Ireland), Reg. S, 6.75%, 05/15/2024	166,663
16,000	Berry Plastics Corp., 6.00%, 10/15/2022	16,940
7,000	Owens-Brockway Glass Container, Inc., 5.00%, 01/15/2022 (e)	7,350
35,000	Reynolds Group Issuer, Inc., (New Zealand), 5.75%, 10/15/2020	35,652
EUR 125,000	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.75%, 02/15/2023	157,360
EUR 150,000	Verallia Packaging SASU, (France), Reg. S, 5.13%, 08/01/2022	189,157

		573,122

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — 0.8%
	AK Steel Corp.,
4,000	7.00%, 03/15/2027	4,070
9,000	7.50%, 07/15/2023	9,742
17,000	Aleris International, Inc., 7.88%, 11/01/2020	16,763
10,000	Commercial Metals Co., 4.88%, 05/15/2023	10,300
	FMG Resources August 2006 Pty. Ltd., (Australia),
4,000	4.75%, 05/15/2022 (e)	4,130
5,000	5.13%, 05/15/2024 (e)	5,187
	Freeport-McMoRan, Inc.,
17,000	3.55%, 03/01/2022	16,713
17,000	3.88%, 03/15/2023	16,830
13,000	5.45%, 03/15/2043	12,123
10,000	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	10,750
9,000	Lundin Mining Corp., (Canada), 7.88%, 11/01/2022 (e)	9,810
20,000	Southern Copper Corp., (Peru), 6.75%, 04/16/2040	24,486
22,000	Steel Dynamics, Inc., 5.50%, 10/01/2024	23,623
16,000	United States Steel Corp., 8.38%, 07/01/2021 (e)	17,680
21,000	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	23,803

		206,010

	Paper & Forest Products — 0.5%
25,000	Fibria Overseas Finance Ltd., (Brazil), 5.50%, 01/17/2027	25,890
EUR 100,000	WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 3.75%, 05/15/2024	123,658

		149,548

	Total Materials	1,383,397

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	CyrusOne LP,
4,000	5.00%, 03/15/2024 (e)	4,170
12,000	5.38%, 03/15/2027 (e)	12,690
10,000	DuPont Fabros Technology LP, 5.63%, 06/15/2023	10,650
14,000	Equinix, Inc., 5.75%, 01/01/2025	15,050
24,000	Iron Mountain, Inc., 5.75%, 08/15/2024	24,481
13,000	SBA Communications Corp., 4.88%, 07/15/2022	13,455
5,000	Uniti Group LP, 7.13%, 12/15/2024 (e)	4,652
	VEREIT Operating Partnership LP,
20,000	3.95%, 08/15/2027	20,063

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
67,000	4.60%, 02/06/2024	70,827

	Total Real Estate	176,038

	Telecommunication Services — 6.3%
	Diversified Telecommunication Services — 4.8%
	AT&T, Inc.,
25,000	3.90%, 08/14/2027	25,262
10,000	5.15%, 02/14/2050	10,084
40,000	5.25%, 03/01/2037	42,149
	CCO Holdings LLC,
5,000	5.00%, 02/01/2028 (e)	5,074
25,000	5.13%, 05/01/2027 (e)	25,750
16,000	5.75%, 02/15/2026 (e)	16,915
18,000	5.88%, 04/01/2024 (e)	19,125
8,000	5.88%, 05/01/2027 (e)	8,500
21,000	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	20,790
10,000	Consolidated Communications, Inc., 6.50%, 10/01/2022	9,656
EUR 120,000	eircom Finance DAC, (Ireland), Reg. S, 4.50%, 05/31/2022	149,104
56,000	Embarq Corp., 8.00%, 06/01/2036	56,840
	Frontier Communications Corp.,
21,000	9.25%, 07/01/2021	19,268
8,000	11.00%, 09/15/2025	6,980
	Intelsat Jackson Holdings SA, (Luxembourg),
12,000	5.50%, 08/01/2023	10,020
6,000	7.25%, 10/15/2020	5,711
5,000	7.50%, 04/01/2021	4,689
28,000	8.00%, 02/15/2024 (e)	30,144
24,000	Level 3 Financing, Inc., 5.38%, 05/01/2025	24,660
	Qwest Corp.,
9,000	6.75%, 12/01/2021	9,875
30,000	7.13%, 11/15/2043	29,880
15,000	Sprint Capital Corp., 6.88%, 11/15/2028	16,500
EUR 110,000	Telecom Italia SpA, (Italy), Reg. S, 2.50%, 07/19/2023	138,970
	Verizon Communications, Inc.,
20,000	(USD 3 Month LIBOR + 1.00%), 2.25%, 03/16/2022 (aa)	20,250
65,000	5.25%, 03/16/2037	70,093
EUR 120,000	Virgin Media Finance plc, (United Kingdom), Reg. S, 4.50%, 01/15/2025	149,845
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.25%, 01/15/2026 (e)	208,500
EUR 100,000	Wind Acquisition Finance SA, (Italy), Reg. S, 4.00%, 07/15/2020	120,354

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
10,000	Windstream Services LLC, 7.75%, 10/01/2021	7,925

		1,262,913

	Wireless Telecommunication Services — 1.5%
11,000	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	11,536
EUR 100,000	Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.88%, 05/01/2022	122,712
	Sprint Communications, Inc.,
13,000	9.00%, 11/15/2018 (e)	14,040
21,000	9.25%, 04/15/2022	26,093
	Sprint Corp.,
25,000	7.13%, 06/15/2024	27,469
20,000	7.63%, 02/15/2025	22,600
9,000	7.88%, 09/15/2023	10,283
EUR 100,000	Telefonica Europe BV, (Spain), Reg. S, (EUR 8 year swap rate + 5.59%), 7.62%, 09/18/2021 (x) (y) (aa)	142,273
	T-Mobile USA, Inc.,
25,000	6.63%, 04/01/2023	26,344
13,000	6.84%, 04/28/2023	13,747

		417,097

	Total Telecommunication Services	1,680,010

	Utilities — 3.6%
	Electric Utilities — 2.2%
60,000	Emera US Finance LP, (Canada), 3.55%, 06/15/2026	61,132
GBP 100,000	Enel SpA, (Italy), Reg. S, (GBP SWAP 5 YR + 4.09%), 6.62%, 09/15/2076 (aa)	146,033
25,000	Exelon Corp., 4.45%, 04/15/2046	26,504
	FirstEnergy Corp.,
30,000	Series B, 3.90%, 07/15/2027	30,649
10,000	Series C, 4.85%, 07/15/2047	10,432
GBP 50,000	Iberdrola Finanzas SA, (Spain), 7.38%, 01/29/2024	86,687
200,000	Lamar Funding Ltd., (Oman), Reg. S, 3.96%, 05/07/2025	188,750
21,000	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	23,389

		573,576

	Gas Utilities — 0.0% (g)
3,000	AmeriGas Partners LP, 5.50%, 05/20/2025	3,038

	Independent Power and Renewable Electricity Producers — 1.2%
	AES Corp.,
6,000	(USD 3 Month LIBOR + 3.00%), 4.20%, 06/01/2019 (aa)	6,008
9,000	5.50%, 03/15/2024	9,337

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — continued
21,000	Calpine Corp., 5.88%, 01/15/2024 (e)	21,551
	Dynegy, Inc.,
23,000	5.88%, 06/01/2023	22,828
4,000	8.13%, 01/30/2026 (e)	4,130
200,000	Empresa Electrica Angamos SA, (Chile), Reg. S, 4.88%, 05/25/2029	203,100
41,000	GenOn Energy, Inc., 9.88%, 10/15/2020 (d)	28,290
20,000	NRG Energy, Inc., 6.63%, 03/15/2023	20,700
9,000	NRG Yield Operating LLC, 5.38%, 08/15/2024	9,405

		325,349

	Multi-Utilities — 0.1%
GBP 15,000	innogy Finance BV, (Germany), Reg. S, 5.63%, 12/06/2023	23,860

	Water Utilities — 0.1%
GBP 10,000	Northumbrian Water Finance plc, (United Kingdom), Reg. S, 6.88%, 02/06/2023	16,573

	Total Utilities	942,396

	Total Corporate Bonds (Cost $17,420,968)	18,156,234

U.S. Treasury Obligation — 0.2%
60,000	U.S. Treasury Notes, 2.25%, 08/15/2027 (Cost $60,588)	60,682

Loan Assignments — 26.3% (cc)
	Consumer Discretionary — 5.8%
	Aerospace & Defense — 0.3%
92,453	Entravision Communications Corp., Tranche B Term Loan, (3 Month LIBOR + 2.50%), 3.80%, 05/31/2020 (aa)	92,222

	Diversified Consumer Services — 0.5%
148,858	Spin Holdco, Inc., Term Loan B, (2 Month LIBOR + 3.75%), 5.01%, 11/14/2022 (aa)	149,193

	Hotels, Restaurants & Leisure — 0.7%
81,795	1011778 BC ULC, 1st Lien Term Loan B, (LIBOR + 2.25%), 3.51%, 02/16/2024 (aa)	81,513
19,950	Hilton Worldwide Finance LLC, Series B-2 Term Loan, (1 Month LIBOR + 2.00%), 3.23%, 10/25/2023 (aa)	20,009

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
14,187	Landry’s, Inc., 1st Lien Term Loan, (LIBOR + 2.75%), 3.98%, 10/04/2023 (aa)	14,049
74,227	Seminole Hard Rock Entertainment, Inc., Term Loan B, (3 Month LIBOR + 2.75%), 4.05%, 05/14/2020 (aa)	74,274

		189,845

	Leisure Products — 0.6%
150,000	Delta 2 Sarl, USD Facility B-3 Term loan, (1 Month LIBOR + 3.25%), 4.49%, 02/01/2024 (aa)	150,874

	Media — 3.5%
90,000	Altice US Finance I Corp., Term Loan, (1 Month LIBOR + 2.25%), 3.48%, 07/28/2025 (aa)	89,297
99,500	AMC Entertainment, Inc., Term Loan B, (1 Month LIBOR + 2.25%), 3.48%, 10/31/2023 (aa)	99,002
98,997	Charter Communications Operating LLC, 1st Lien Term Loan H, (1 Month LIBOR + 2.00%), 3.24%, 01/15/2022 (aa)	99,258
139,650	CSC Holdings LLC, 1st Lien Term Loan, (1 Month LIBOR + 2.25%), 3.48%, 07/17/2025 (aa)	138,661
51,501	Gray Television, Inc., 1st Lien Term Loan B, (1 Month LIBOR + 2.50%), 3.73%, 02/07/2024 (aa)	51,553
70,435	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, (1 Month LIBOR + 2.25%), 3.49%, 01/03/2024 (aa)	70,457
74,724	Tribune Media Co., 1st Lien Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 01/26/2024 (aa)	74,849
98,930	Univision Communications, Inc., 1st Lien Term Loan C-5, (1 Month LIBOR + 2.75%), 3.99%, 03/15/2024 (aa)	98,095
76,805	WMG Acquisition Corp., Term Loan, (1 Month LIBOR + 2.50%), 3.74%, 11/01/2023 (aa)	76,832
116,706	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (1 Month LIBOR + 3.25%), 4.49%, 08/18/2023 (aa)	116,998

		915,002

	Multiline Retail — 0.2%
45,250	JC Penney Corp., Term Loan B, (3 Month LIBOR + 4.25%), 5.57%, 06/23/2023 (aa) ^	44,534

	Total Consumer Discretionary	1,541,670

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued

	Consumer Staples — 3.1%
	Food & Staples Retailing — 1.4%
99,750	Albertson’s LLC, 1st Lien Term Loan, (3 Month LIBOR + 3.00%), 4.29%, 12/21/2022 (aa)	96,737
99,500	Moran Foods LLC, Term Loan B, (1 Month LIBOR + 6.00%), 7.24%, 11/29/2023 (aa)	93,530
65,461	SUPERVALU, Inc., Delayed Draw Term Loan, (1 Month LIBOR + 3.50%), 4.74%, 06/02/2024 (aa)	63,115
109,102	SUPERVALU, Inc., Term Loan B, (1 Month LIBOR + 3.50%), 4.74%, 06/08/2024 (aa)	105,192

		358,574

	Food Products — 1.4%
58,000	Dole Food Co., 1st Lien Term Loan B, (LIBOR + 3.00%), 4.09%, 04/06/2024 (aa)	58,109
148,469	Hearthside Group Holdings LLC, 1st Lien Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 06/02/2021 (aa)	148,841
79,752	JBS USA LLC, Term Loan B, (LIBOR + 1.50% - 2.50%), 3.80%, 10/30/2022 (aa)	78,789
78,605	Pinnacle Foods Finance LLC, Term Loan B, (1 Month LIBOR + 2.00%), 3.23%, 02/02/2024 (aa)	78,772

		364,511

	Personal Products — 0.3%
91,240	Prestige Brands, Inc., 1st Lien Term Loan B-4, (1 Month LIBOR + 2.75%) 3.99%, 01/26/2024 (aa)	91,340

	Total Consumer Staples	814,425

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
10,000	Chesapeake Energy Corp., 1st Lien Last Out, (3 Month LIBOR + 7.50%), 8.81%, 08/23/2021 (aa)	10,617
195,541	Gulf Finance LLC, 1st Lien Term Loan B, (3 Month LIBOR + 5.25%), 6.55%, 08/25/2023 (aa)	176,638
49,875	MEG Energy Corp., 1st Lien Term B Loan, (1 Month LIBOR + 3.50%), 4.73%, 12/31/2023(Canada) (aa)	49,439
25,000	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, (1 Month LIBOR + 6.00%), 7.24%, 05/16/2022 (aa)	25,312
81,400	Ultra Resources, Inc., Term Loan, (3 Month LIBOR + 3.00%), 4.31%, 04/12/2024 (aa)	81,264

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued

	Total Energy	343,270

	Health Care — 3.7%
	Health Care Equipment & Supplies — 0.9%
148,864	Mallinckrodt International Finance, Term Loan B, (3 Month LIBOR + 2.75%), 4.05%, 09/24/2024 (aa)	149,004
99,232	Pro Pharma Pharmaceutical Consultants, Inc., 1st Lien Term Loan, (LIBOR + 2.75%), 4.02%, 08/18/2022 (aa)	99,438

		248,442

	Health Care Providers & Services — 1.8%
98,749	CHG Healthcare Services, Inc., Term Loan B, (LIBOR + 3.25%), 4.56%, 06/07/2023 (aa)	99,448
60,014	Community Health Systems, Inc., Incremental 2021 Term H Loan, (LIBOR + 3.00%), 4.32%, 01/27/2021 (aa)	59,685
181,844	MultiPlan, Inc., 1st Lien Term Loan B, (3 Month LIBOR + 3.00%), 4.30%, 06/07/2023 (aa)	182,488
98,977	National Mentor Holdings, Inc., Tranche B Term Loan, (3 Month LIBOR + 3.00%), 4.30%, 01/31/2021 (aa)	99,534
24,000	Surgery Center Holdings, Inc., Term Loan B, (3 Month LIBOR + 3.25%), 3.25%, 06/20/2024 (aa) ^	23,750

		464,905

	Pharmaceuticals — 1.0%
83,505	Concordia Healthcare Corp., Initial Dollar Term Loan, (1 Month LIBOR + 4.25%), 5.48%, 10/21/2021(Canada) (aa)	59,265
89,775	Grifols Worldwide Operations Ltd., Term Loan B, (1 Week LIBOR + 2.25%), 3.44%, 01/31/2025 (aa)	89,871
123,769	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (1 Month LIBOR + 4.75%), 5.99%, 04/01/2022 (aa)	125,832

		274,968

	Total Health Care	988,315

	Industrials — 1.8%
	Aerospace & Defense — 0.8%
60,000	MacDonald Dettwiler and Associates Ltd., Term Loan B, (3 Month LIBOR + 2.75%), 3.75%, 07/05/2024 (aa) ^	59,715

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Aerospace & Defense — continued
148,500	TransDigm Group, Inc., Tranche F Term Loan, (1 Month LIBOR + 3.00%), 4.24%, 06/09/2023 (aa)	148,669

		208,384

	Commercial Services & Supplies — 0.9%
85,432	Garda World Security Corp., 1st Lien Term Loan B, (Prime Rate by Country United States + 3.00%), 5.32%, 05/24/2024 (aa)	85,895
149,376	Prime Security Services Borrower LLC, Term B-1 Loan, (1 Month LIBOR + 2.75%), 3.99%, 05/02/2022 (aa)	150,053

		235,948

	Machinery — 0.1%
19,900	Zodiac Pool Solutions LLC, 1st Lien Term Loan, (3 Month LIBOR + 4.00%), 5.30%, 12/20/2023 (aa)	20,087

	Total Industrials	464,419

	Information Technology — 3.5%
	IT Services — 0.5%
137,429	First Data Corp., 1st Lien Term Loan, (1 Month LIBOR + 2.25%), 3.49%, 07/08/2022 (aa)	137,257

	Semiconductors & Semiconductor Equipment — 1.0%
169,391	Microsemi Corp., Closing Date Term B Loan, (3 Month LIBOR + 2.25%), 3.55%, 01/15/2023 (aa)	169,673
71,454	ON Semiconductor Corp., 1st Lien Term Loan B, (1 Month LIBOR + 2.25%), 3.49%, 03/31/2023 (aa)	71,653
19,850	Versum Materials, Inc., Senior Secured Term Loan B, (3 Month LIBOR + 2.50%), 3.80%, 09/29/2023 (aa)	19,933

		261,259

	Software — 2.0%
76,347	Camelot Finance LP, 1st Lien Term Loan, (1 Month LIBOR + 3.50%), 4.74%, 10/03/2023 (aa)	76,647
110,006	Infor US, Inc., Tranche B-6 Term Loan, (3 Month LIBOR + 2.75%), 4.05%, 02/01/2022 (aa)	109,653
100,000	Qlik Technologies, Inc., 1st Lien Term Loan B, (3 Month LIBOR + 3.50%), 4.81%, 04/26/2024 (aa)	97,500
79,800	Rackspace Hosting, Inc., 1st Lien Term Loan B, (LIBOR + 3.00%), 4.31%, 11/03/2023 (aa)	79,866
148,504	SolarWinds, Inc., 1st Lien Term Loan, (1 Month LIBOR + 3.50%), 4.74%, 02/03/2023 (aa)	149,040

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — continued

		512,706

	Total Information Technology	911,222

	Materials — 1.5%
	Chemicals — 0.6%
100,000	Axalta Coating Systems US Holdings, Inc., Term Loan B, (3 Month LIBOR + 3.04%), 3.30%, 06/01/2024 (aa)	100,219
49,497	PolyOne Corp., 1st Lien Term Loan B, (1 Month LIBOR + 2.00%), 3.23%, 11/11/2022 (aa)	49,621

		149,840

	Construction Materials — 0.3%
92,250	Forterra Finance LLC, Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 10/25/2023 (aa) ^	76,741

	Containers & Packaging — 0.6%
100,000	Berry Plastics Corp., Term Loan L, (1 Month LIBOR + 2.25%), 3.48%, 01/06/2021 (aa)	100,000
43,000	Bway Holding Co., 1st Lien Term Loan, (1 Month LIBOR + 3.25%,, 4.48%, 04/03/2024 (aa)	43,013
30,000	Consolidated Container, 1st Lien Term Loan B, (1 Month LIBOR + 3.50%), 4.74%, 05/22/2024 (aa)	30,150

		173,163

	Total Materials	399,744

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
99,750	GEO Group, Inc. (The), Term Loan, (1 Month LIBOR + 2.25%), 3.49%, 03/22/2024 (aa)	99,792

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
100,000	Centurylink, Inc., 1st Lien Term Loan B, (1 Month LIBOR + 2.75%), 2.75%, 01/31/2025 (aa)	97,792
20,000	Coral-US Co-Borrower LLC, Term Loan B-3, (3 Month LIBOR + 3.50%), 3.50%, 01/31/2025 (aa) ^	19,879
97,500	Hargray Communications Group, Inc., Senior Secured Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 05/16/2024 (aa)	97,470
150,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg) (3 Month LIBOR + 2.75%), 4.00%, 06/30/2019 (aa)	149,317

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Diversified Telecommunication Services — continued
100,000	US TelePacific Corp., 1st Lien Term Loan B, (3 Month LIBOR + 5.00%), 6.32%, 04/13/2023 (aa)	97,417
53,622	Zayo Group LLC, Term B-2 Loan, (3 Month LIBOR + 2.25%), 3.48%, 01/19/2024 (aa)	53,626
4,063	Zayo Group LLC, Term B-3 Loan, ( 0.00%), 3.50%, 01/19/2024 (aa) ^	4,063

	Total Telecommunication Services	519,564

	Utilities — 3.2%
	Electric Utilities — 1.2%
83,300	Energy Future Intermediate Holding Co. LLC, DIP Term Loan, (3 Month LIBOR + 2.75%), 4.23%, 06/23/2018 (aa)	83,633
46,518	Lightstone Holdco LLC, 1st Lien Term Loan B, (1 Month LIBOR + 4.50%), 5.74%, 01/30/2024 (aa)	46,196
2,899	Lightstone Holdco LLC, 1st Lien Term Loan C, (1 Month LIBOR + 4.50%), 5.74%, 01/30/2024 (aa)	2,878
162,043	Vistra (Texas Operations), Term Loan, (1 Month LIBOR + 2.75%,) 3.99%, 08/04/2023 (aa)	162,020
37,143	Vistra (Texas Operations), Term Loan C, (1 Month LIBOR + 2.75%), 3.98%, 08/04/2023 (aa)	37,138

		331,865

	Independent Power and Renewable Electricity
	Producers — 2.0%
148,485	Calpine Corp., Term Loan, (3 Month LIBOR + 2.75%), 4.05%, 01/15/2024 (aa)	147,952
136,136	Dynegy, Inc., Term Loan, (1 Month LIBOR + 3.25%), 4.49%, 02/07/2024 (aa)	136,298
148,500	NRG Energy, Inc., Term Loan, (3 Month LIBOR + 2.25%), 3.55%, 06/30/2023 (aa)	148,246
93,469	Talen Energy Supply, Term Loan B-2, (1 Month LIBOR + 4.00%), 5.24%, 04/15/2024 (aa)	91,716

		524,212

	Total Utilities	856,077

	Total Loan Assignments (Cost $6,968,078)	6,938,498

SHARES	SECURITY DESCRIPTION	VALUE

Short-Term Investments — 1.4%
	Investment Companies — 1.4%
367,681	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.18% (b) (l)	367,792
7,822	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l)	7,822

	Total Short-Term Investments (Cost $375,614)	375,614

	Total Investments — 98.2% (Cost $25,204,977)	25,924,634
	Other Assets in Excess of Liabilities — 1.8%	468,065

	NET ASSETS — 100.0%	$26,392,699

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

    OTC Credit default swaptions purchased outstanding as of August 31, 2017:

Description	Counterparty	Expiration Date	Exercise Rate	Pay Financing Rate	Receive Floating Rate Index	Implied Credit Spread (%) (1)	Notional Amount	Value ($)

Put Contracts

Buy Protection on 5 Year Credit Default Swap Index, expiring 10/18/2017, European Style	CitiBank, NA	10/18/2017	0.75%	1.00%	CDX.NA.IG.28- V1.June.2022	3.27	USD 3,950,000	2,178

Buy Protection on 5 Year Credit Default Swap Index, expiring 10/18/2017, European Style	Goldman Sachs International	10/18/2017	0.70%	1.00%	CDX.NA.IG.28- V1.June.2022	3.27	USD 3,975,000	1,421

Total OTC swaptions purchased (Premiums Paid $7,919)								3,599

(1) Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Futures contracts outstanding as of August 31, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	10	12/2017	USD	1,365,469	7,712
U.S. Treasury Long Bond	1	12/2017	USD	156,094	1,443

					9,155

Short Contracts
Euro-Bobl	(5)	12/2017	EUR	(783,078)	(245)
Euro-Bund	(1)	12/2017	EUR	(193,103)	(132)
Euro-Schatz	(1)	12/2017	EUR	(133,521)	(7)
Long Gilt	(2)	12/2017	GBP	(329,224)	(1,520)
U.S. Treasury 2 Year Note	(2)	12/2017	USD	(432,625)	(4)
U.S. Treasury 10 Year Note	(5)	12/2017	USD	(635,000)	(3,175)

					(5,083)

					4,072

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of August 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	245,258	USD	289,888	Australia & New Zealand Banking Group Ltd.	09/05/2017	2,079
EUR	7,635	USD	8,963	BNP Paribas	09/05/2017	125
EUR	24,934	USD	29,385	Royal Bank of Canada	09/05/2017	298
GBP	691,271	USD	893,152	Australia & New Zealand Banking Group Ltd.	09/05/2017	731
USD	756,167	GBP	576,068	Australia & New Zealand Banking Group Ltd.	09/05/2017	11,253
USD	150,559	GBP	115,203	HSBC Bank, N.A.	09/05/2017	1,591
EUR	4,477	USD	5,295	Royal Bank of Canada	10/04/2017	42
USD	13,026	EUR	10,885	Australia & New Zealand Banking Group Ltd.	10/04/2017	48
USD	5,959,800	EUR	4,980,258	Goldman Sachs International	10/04/2017	21,746

Total unrealized appreciation						37,913

EUR	4,980,258	USD	5,950,153	Goldman Sachs International	09/05/2017	(21,406)
USD	9,780	EUR	8,349	BNP Paribas	09/05/2017	(159)
USD	19,982	EUR	16,937	Goldman Sachs International	09/05/2017	(181)
USD	6,114,144	EUR	5,201,017	HSBC Bank, N.A.	09/05/2017	(77,408)
USD	37,436	EUR	31,781	Royal Bank of Canada	09/05/2017	(398)
EUR	2,307	USD	2,755	Goldman Sachs International	10/04/2017	(4)
USD	273,534	EUR	230,944	Goldman Sachs International	10/04/2017	(1,825)
USD	894,095	GBP	691,271	Australia & New Zealand Banking Group Ltd.	10/04/2017	(699)

Total unrealized depreciation						(102,080)

Net unrealized depreciation						(64,167)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of August 31, 2017:

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Baxter International, Inc., 1.70%, 08/15/2021	1.00	Quarterly	Goldman Sachs International	06/20/2022	0.27	USD 250,000	(9,684)	649	(9,035)
BMW Financial NV, 5.00%, 08/06/2018	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.51	EUR 110,000	(3,469)	(222)	(3,691)
Honeywell International, Inc., 5.70%, 03/15/2036	1.00	Quarterly	Goldman Sachs International	06/20/2022	0.24	USD 260,000	(10,033)	274	(9,759)
HP, Inc., 4.65%, 09/12/2021	1.00	Quarterly	Barclays Bank plc	06/20/2022	0.52	USD 250,000	(4,918)	(1,082)	(6,000)
Rolls-Royce plc, 6.75%, 04/30/2019	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.78	EUR 110,000	(2,065)	269	(1,796)
Unilever NV, 1.75%, 08/05/2020	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.42	EUR 65,000	(2,467)	(67)	(2,534)
United Parcel Service, Inc., 8.38%, 04/01/2030	1.00	Quarterly	Goldman Sachs International	06/20/2022	0.20	USD 260,000	(10,033)	(152)	(10,185)
Vodafone Group plc, 5.00%, 06/04/2018	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.71	EUR 65,000	(1,435)	100	(1,335)

							(44,104)	(231)	(44,335)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of August 31, 2017:

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)

CDX.NA.IG.28-V1	1.00	Quarterly	06/20/2022	0.58	USD 2,625,000	(41,065)	(14,275)	(55,340)

						(41,065)	(14,275)	(55,340)

OTC Credit default swap contracts outstanding - sell protection(2) as of August 31, 2017:

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)

ArcelorMittal, 6.13%, 06/01/2018	5.00	Quarterly	Goldman Sachs International	06/20/2022	1.62	EUR 50,000	6,992	3,029	10,021
Telefonica SA, 2.74%, 05/29/2019	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.83	EUR 50,000	857	(212)	645

							7,849	2,817	10,666

Centrally Cleared Credit default swap contracts outstanding - sell protection(2) as of August 31, 2017:

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)

iTraxx Europe 27.1	1.00	Quarterly	06/20/2022	0.55	EUR 110,000	2,799	282	3,081
CDX.NA.IG.28-V1	1.00	Quarterly	06/20/2027	1.07	USD 950,000	(7,924)	4,623	(3,301)

						(5,125)	4,905	(220)

Centrally Cleared Interest rate swap contracts outstanding as of August 31, 2017:

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)

3 months LIBOR quarterly	2.34% semi-annually	Receive	04/10/2027	USD 675,000	–	(22,366)

(a) Value of floating rate index at August 31, 2017 was 1.32%.

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(3)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of August 31, 2017:
	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - sell protection	7,849	10,666

Total OTC swap contracts outstanding	7,849	10,666

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(44,104)	(44,335)

Total OTC swap contracts outstanding	(44,104)	(44,335)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Convertible Bonds — 1.7%
	Consumer Discretionary — 0.5%
	Media — 0.5%
100,000	Live Nation Entertainment, Inc., 2.50%, 05/15/2019	123,500

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
15,000	Chesapeake Energy Corp., 5.50%, 09/15/2026 (e)	12,516

	Information Technology — 1.2%
	Communications Equipment — 0.4%
100,000	Finisar Corp., 0.50%, 12/15/2036 (e)	96,125

	Electronic Equipment, Instruments & Components — 0.4%
100,000	II-VI, Inc., 0.25%, 09/01/2022 (e)	105,062

	Semiconductors & Semiconductor Equipment — 0.4%
100,000	ON Semiconductor Corp., 1.00%, 12/01/2020	114,500

	Total Information Technology	315,687

	Total Convertible Bonds (Cost $421,393)	451,703

Corporate Bonds — 91.7%
	Consumer Discretionary — 26.0%
	Auto Components — 3.4%
EUR 150,000	Adient Global Holdings Ltd., Reg. S, 3.50%, 08/15/2024	183,237
	American Axle & Manufacturing, Inc.,
75,000	6.25%, 04/01/2025 (e)	74,625
65,000	6.50%, 04/01/2027 (e)	64,025
40,000	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	40,250
135,000	Dana Financing Luxembourg SARL, 6.50%, 06/01/2026 (e)	144,787
100,000	Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	104,624
200,000	IHO Verwaltungs GmbH, (Germany), 4.50%, (cash), 09/15/2023 (e) (v)	203,500
100,000	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	105,402

		920,450

	Diversified Consumer Services — 0.4%
100,000	Service Corp. International, 7.50%, 04/01/2027	119,000

	Hotels, Restaurants & Leisure — 7.2%
105,000	1011778 BC ULC, (Canada), 6.00%, 04/01/2022 (e)	108,465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
245,889	Caesars Entertainment Operating Co., Inc., 9.13%, 02/15/2020 (d) (bb)	319,656
EUR 100,000	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.75%, 05/15/2021	125,592
45,000	Constellation Merger Sub, Inc., 8.50%, 09/15/2025 (e)	43,988
100,000	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	103,000
10,000	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	10,975
	Hilton Worldwide Finance LLC,
20,000	4.63%, 04/01/2025	20,898
10,000	4.88%, 04/01/2027	10,575
200,000	International Game Technology plc, 6.50%, 02/15/2025 (e)	224,500
50,000	Interval Acquisition Corp., 5.63%, 04/15/2023	51,500
80,000	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	83,200
	MGM Resorts International,
390,000	4.63%, 09/01/2026	396,821
10,000	6.00%, 03/15/2023	11,050
GBP 100,000	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.63%, 08/01/2021	126,258
125,000	Sabre GLBL, Inc., 5.38%, 04/15/2023 (e)	128,594
60,000	Scientific Games International, Inc., 7.00%, 01/01/2022 (e)	64,050
100,000	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	104,250

		1,933,372

	Household Durables — 0.5%
5,000	American Greetings Corp., 7.88%, 02/15/2025 (e)	5,425
120,000	Tempur Sealy International, Inc., 5.63%, 10/15/2023	124,950

		130,375

	Internet & Direct Marketing Retail — 0.5%
EUR 100,000	eDreams ODIGEO SA, (Spain), 8.50%, 08/01/2021 (e)	129,538

	Leisure Products — 0.5%
130,000	Vista Outdoor, Inc., 5.88%, 10/01/2023	133,250

	Media — 10.8%
200,000	Altice Luxembourg SA, (Luxembourg), 7.75%, 05/15/2022 (e)	212,250
95,000	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	90,250
50,000	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	52,625

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Media — continued
	Clear Channel Worldwide Holdings, Inc.,
305,000	Series B, 6.50%, 11/15/2022	313,388
190,000	Series B, 7.63%, 03/15/2020	189,287
	DISH DBS Corp.,
115,000	5.88%, 07/15/2022	123,984
430,000	5.88%, 11/15/2024	463,863
20,000	7.75%, 07/01/2026	23,475
55,000	Midcontinent Communications, 6.88%, 08/15/2023 (e)	59,400
75,000	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	80,250
50,000	Regal Entertainment Group, 5.75%, 06/15/2023	51,187
EUR 100,000	SES SA, (Luxembourg), Reg. S, (EUR 5 year swap rate + 4.66%), 4.62%, 01/02/2022 (x) (y) (aa)	127,737
100,000	Sinclair Television Group, Inc., 5.63%, 08/01/2024 (e)	102,280
	Sirius XM Radio, Inc.,
10,000	5.00%, 08/01/2027 (e)	10,275
270,000	5.38%, 04/15/2025 (e)	285,417
180,000	Unitymedia Hessen GmbH & Co. KG, (Germany), 5.50%, 01/15/2023 (e)	186,300
200,000	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	207,500
	Videotron Ltd., (Canada),
25,000	5.13%, 04/15/2027 (e)	25,750
200,000	5.38%, 06/15/2024 (e)	213,250
90,000	WMG Acquisition Corp., 5.63%, 04/15/2022 (e)	93,713

		2,912,181

	Multiline Retail — 0.1%
80,000	Neiman Marcus Group Ltd. LLC, 9.50%, (PIK), 10/15/2021 (e) (v)	33,465

	Specialty Retail — 2.2%
70,000	Arch Merger Sub, Inc., 8.50%, 09/15/2025 (e)	68,250
EUR 100,000	Fnac Darty SA, (France), 3.25%, 09/30/2023 (e)	125,126
EUR 100,000	Kirk Beauty One GmbH, (Germany), Reg. S, 8.75%, 07/15/2023	129,575
EUR 100,000	N&W Global Vending SpA, (Italy), Reg. S, 7.00%, 10/15/2023	125,176
	PetSmart, Inc.,
35,000	5.88%, 06/01/2025 (e)	31,237
95,000	7.13%, 03/15/2023 (e)	77,425
30,000	8.88%, 06/01/2025 (e)	24,975

		581,764

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Textiles, Apparel & Luxury Goods — 0.4%
EUR 90,000	SMCP Group SAS, (China), Reg. S, 5.88%, 05/01/2023	116,139

	Total Consumer Discretionary	7,009,534

	Consumer Staples — 2.9%
	Food & Staples Retailing — 1.0%
	Albertsons Cos. LLC,
15,000	5.75%, 03/15/2025	13,519
55,000	6.63%, 06/15/2024	52,497
GBP 100,000	Iceland Bondco plc, (United Kingdom), Reg. S, 6.75%, 07/15/2024	142,888
75,000	Rite Aid Corp., 6.13%, 04/01/2023 (e)	73,687

		282,591

	Food Products — 0.8%
GBP 100,000	Boparan Finance plc, (United Kingdom), Reg. S, 5.25%, 07/15/2019	129,628
25,000	Post Holdings, Inc., 5.50%, 03/01/2025 (e)	26,000
50,000	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	52,875

		208,503

	Household Products — 1.0%
100,000	Central Garden & Pet Co., 6.13%, 11/15/2023	106,500
50,000	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	52,500
100,000	HRG Group, Inc., 7.75%, 01/15/2022	104,750

		263,750

	Personal Products — 0.1%
40,000	High Ridge Brands Co., 8.88%, 03/15/2025 (e)	38,200

	Total Consumer Staples	793,044

	Energy — 8.8%
	Energy Equipment & Services — 0.6%
30,000	Nabors Industries, Inc., 5.50%, 01/15/2023	28,069
EUR 100,000	Saipem Finance International BV, (Italy), Reg. S, 3.75%, 09/08/2023	123,228
10,000	Weatherford International Ltd., 9.88%, 02/15/2024 (e)	10,225

		161,522

	Oil, Gas & Consumable Fuels — 8.2%
20,000	Alta Mesa Holdings LP, 7.88%, 12/15/2024 (e)	21,450
	Andeavor Logistics LP,
20,000	5.25%, 01/15/2025	21,200
100,000	5.88%, 10/01/2020	101,625

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
100,000	Antero Midstream Partners LP, 5.38%, 09/15/2024	102,000
80,000	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	82,200
15,000	Carrizo Oil & Gas, Inc., 8.25%, 07/15/2025	15,525
	Cheniere Corpus Christi Holdings LLC,
30,000	5.13%, 06/30/2027 (e)	31,050
35,000	5.88%, 03/31/2025	37,625
	Chesapeake Energy Corp.,
92,000	8.00%, 12/15/2022 (e)	95,105
45,000	8.00%, 01/15/2025 (e)	43,369
60,000	8.00%, 06/15/2027 (e)	57,000
	Concho Resources, Inc.,
10,000	5.50%, 10/01/2022	10,300
55,000	5.50%, 04/01/2023	56,650
120,000	Continental Resources, Inc., 4.50%, 04/15/2023	118,200
15,000	Covey Park Energy LLC, 7.50%, 05/15/2025 (e)	15,056
75,000	Denbury Resources, Inc., 5.50%, 05/01/2022	34,312
	EP Energy LLC,
50,000	8.00%, 11/29/2024 (e)	48,875
35,000	8.00%, 02/15/2025 (e)	23,100
5,000	9.38%, 05/01/2020	3,681
65,000	Halcon Resources Corp., 6.75%, 02/15/2025 (e)	65,325
50,000	Laredo Petroleum, Inc., 7.38%, 05/01/2022	51,375
	MEG Energy Corp., (Canada),
25,000	6.38%, 01/30/2023 (e)	19,969
60,000	6.50%, 01/15/2025 (e)	55,725
115,000	7.00%, 03/31/2024 (e)	91,425
65,000	Newfield Exploration Co., 5.75%, 01/30/2022	68,575
	NGPL PipeCo LLC,
35,000	4.38%, 08/15/2022 (e)	35,962
10,000	4.88%, 08/15/2027 (e)	10,300
150,000	Oasis Petroleum, Inc., 6.88%, 01/15/2023	143,550
15,000	Parsley Energy LLC, 5.25%, 08/15/2025 (e)	15,000
100,000	Regency Energy Partners LP, 5.50%, 04/15/2023	103,000
15,000	RSP Permian, Inc., 5.25%, 01/15/2025 (e)	15,037
	SM Energy Co.,
50,000	6.50%, 11/15/2021	48,313
25,000	6.50%, 01/01/2023	23,937

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Southwestern Energy Co.,
65,000	4.10%, 03/15/2022	59,963
40,000	6.70%, 01/23/2025	39,000
25,000	Summit Midstream Holdings LLC, 5.75%, 04/15/2025	25,063
100,000	Targa Resources Partners LP, 4.25%, 11/15/2023	99,250
150,000	Whiting Petroleum Corp., 5.75%, 03/15/2021	141,000
25,000	WildHorse Resource Development Corp., 6.88%, 02/01/2025 (e)	24,563
140,000	WPX Energy, Inc., 8.25%, 08/01/2023	153,650

		2,208,305

	Total Energy	2,369,827

	Financials — 1.4%
	Banks — 0.7%
150,000	Bank of America Corp., Series K, (USD 3 Month LIBOR + 3.63%), 8.00%, 01/30/2018 (x) (y) (aa)	152,723
	Citigroup, Inc.,
20,000	Series N, (USD 3 Month LIBOR + 4.09%), 5.80%, 11/15/2019 (x) (y) (aa)	20,825
25,000	Series O, (USD 3 Month LIBOR + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	26,125

		199,673

	Diversified Financial Services — 0.7%
50,000	Infinity Acquisition LLC, 7.25%, 08/01/2022 (e)	47,500
EUR100,000	Worldpay Finance plc, (United Kingdom), Reg. S, 3.75%, 11/15/2022	133,710

		181,210

	Total Financials	380,883

	Health Care — 11.2%
	Health Care Equipment & Supplies — 1.2%
EUR100,000	Auris Luxembourg II SA, (Luxembourg), Reg. S, 8.00%, 01/15/2023	126,771
100,000	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	95,030
10,000	Hill-Rom Holdings, Inc., 5.00%, 02/15/2025 (e)	10,250
100,000	Mallinckrodt International Finance SA, 5.63%, 10/15/2023 (e)	95,750

		327,801

	Health Care Providers & Services — 6.8%
70,000	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	65,975
50,000	DaVita, Inc., 5.00%, 05/01/2025	50,690
	HCA, Inc.,
100,000	5.25%, 04/15/2025	107,875

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued

	Health Care Providers & Services — continued
685,000	5.38%, 02/01/2025	722,675
100,000	HealthSouth Corp., 5.75%, 11/01/2024	103,000
90,000	Kindred Healthcare, Inc., 8.75%, 01/15/2023	87,075
EUR 100,000	NewCo Sab MidCo SASU, (France), Reg. S, 5.38%, 04/15/2025	124,225
EUR 150,000	Synlab Unsecured Bondco plc, (United Kingdom), Reg. S, 8.25%, 07/01/2023	198,071
	Tenet Healthcare Corp.,
185,000	6.75%, 06/15/2023	183,539
20,000	7.00%, 08/01/2025 (e)	19,628
25,000	7.50%, 01/01/2022 (e)	27,000
145,000	8.13%, 04/01/2022	152,250

		1,842,003

	Health Care Technology — 0.2%
50,000	Quintiles IMS, Inc., 4.88%, 05/15/2023 (e)	52,000

	Pharmaceuticals — 3.0%
21,000	inVentiv Group Holdings, Inc., 7.50%, 10/01/2024 (e)	23,205
	Valeant Pharmaceuticals International, Inc.,
610,000	5.88%, 05/15/2023 (e)	520,025
225,000	6.13%, 04/15/2025 (e)	189,844
15,000	6.50%, 03/15/2022 (e)	15,731
45,000	7.00%, 03/15/2024 (e)	47,756

		796,561

	Total Health Care	3,018,365

	Industrials — 8.0%
	Aerospace & Defense — 1.5%
150,000	Arconic, Inc., 5.90%, 02/01/2027	163,500
70,000	KLX, Inc., 5.88%, 12/01/2022 (e)	73,412
EUR 90,000	Leonardo SpA, (Italy), 5.25%, 01/21/2022	127,219
35,000	Triumph Group, Inc., 7.75%, 08/15/2025 (e)	36,015

		400,146

	Air Freight & Logistics — 0.4%
100,000	XPO Logistics, Inc., 6.50%, 06/15/2022 (e)	105,000

	Building Products — 0.4%
105,000	RSI Home Products, Inc., 6.50%, 03/15/2023 (e)	110,775

	Commercial Services & Supplies — 0.5%
25,000	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	25,750
EUR 90,000	Verisure Holding AB, (Sweden), Reg. S, 6.00%, 11/01/2022	116,042

		141,792

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction & Engineering — 0.1%
35,000	Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022 (e)	35,525

	Electrical Equipment — 0.2%
65,000	General Cable Corp., 5.75%, 10/01/2022	66,462

	Machinery — 1.6%
EUR 100,000	Galapagos SA, (Luxembourg), Reg. S, 5.38%, 06/15/2021	120,702
55,000	Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)	52,663
100,000	Novelis Corp., 5.88%, 09/30/2026 (e)	104,250
40,000	Terex Corp., 5.63%, 02/01/2025 (e)	41,800
100,000	Welbilt, Inc., 9.50%, 02/15/2024	115,250

		434,665

	Road & Rail — 2.5%
125,000	Avis Budget Car Rental LLC, 6.38%, 04/01/2024 (e)	127,812
EUR 100,000	Europcar Groupe SA, (France), Reg. S, 5.75%, 06/15/2022	125,732
110,000	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	120,450
	Hertz Corp. (The),
145,000	5.50%, 10/15/2024 (e)	123,250
100,000	6.25%, 10/15/2022	93,000
70,000	7.63%, 06/01/2022 (e)	70,613

		660,857

	Trading Companies & Distributors — 0.8%
	United Rentals North America, Inc.,
55,000	4.88%, 01/15/2028	55,550
150,000	5.50%, 07/15/2025	160,500

		216,050

	Total Industrials	2,171,272

	Information Technology — 6.7%
	Communications Equipment — 0.8%
150,000	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	159,375
50,000	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	48,875

		208,250

	Internet Software & Services — 1.0%
60,000	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	62,700
100,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	106,125
100,000	Zayo Group LLC, 6.38%, 05/15/2025	107,469

		276,294

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	IT Services — 1.3%
	First Data Corp.,
10,000	5.38%, 08/15/2023 (e)	10,525
295,000	5.75%, 01/15/2024 (e)	310,207
25,000	Gartner, Inc., 5.13%, 04/01/2025 (e)	26,344

		347,076

	Semiconductors & Semiconductor Equipment — 1.1%
100,000	Amkor Technology, Inc., 6.38%, 10/01/2022	103,250
80,000	Entegris, Inc., 6.00%, 04/01/2022 (e)	83,400
100,000	Micron Technology, Inc., 7.50%, 09/15/2023	110,875

		297,525

	Software — 1.7%
100,000	ACI Worldwide, Inc., 6.38%, 08/15/2020 (e)	101,875
20,000	Ascend Learning LLC, 6.88%, 08/01/2025 (e)	20,800
260,000	Infor US, Inc., 6.50%, 05/15/2022	265,200
70,000	Informatica LLC, 7.13%, 07/15/2023 (e)	70,350

		458,225

	Technology Hardware, Storage & Peripherals — 0.8%
	Western Digital Corp.,
100,000	7.38%, 04/01/2023 (e)	109,625
100,000	10.50%, 04/01/2024	118,625

		228,250

	Total Information Technology	1,815,620

	Materials — 8.1%
	Chemicals — 3.8%
65,000	Gates Global LLC, 6.00%, 07/15/2022 (e)	66,612
100,000	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	112,500
140,000	Hexion, Inc., 6.63%, 04/15/2020	127,400
100,000	Huntsman International LLC, 5.13%, 11/15/2022	105,750
200,000	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	206,000
100,000	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	97,750
	NOVA Chemicals Corp., (Canada),
45,000	4.88%, 06/01/2024 (e)	45,000
20,000	5.25%, 06/01/2027 (e)	19,950
60,000	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	62,400
	Scotts Miracle-Gro Co. (The),
15,000	5.25%, 12/15/2026	15,805
100,000	6.00%, 10/15/2023	107,125

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
35,000	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	35,788
25,000	Venator Finance Sarl, (Luxembourg), 5.75%, 07/15/2025 (e)	25,625

		1,027,705

	Containers & Packaging — 3.6%
	Ardagh Packaging Finance plc, (Ireland),
200,000	7.25%, 05/15/2024 (e)	220,620
EUR 200,000	Reg. S, 6.75%, 05/15/2024	266,661
100,000	Reynolds Group Issuer, Inc., (New Zealand), 5.75%, 10/15/2020	101,864
EUR 100,000	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.75%, 02/15/2023	125,888
EUR 100,000	Silgan Holdings, Inc., Reg. S, 3.25%, 03/15/2025	122,467
EUR 100,000	Verallia Packaging SASU, (France), Reg. S, 5.13%, 08/01/2022	126,104

		963,604

	Metals & Mining — 0.2%
	Freeport-McMoRan, Inc.,
20,000	3.88%, 03/15/2023	19,800
40,000	4.55%, 11/14/2024	39,900

		59,700

	Paper & Forest Products — 0.5%
EUR 100,000	WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 3.75%, 05/15/2024	123,659

	Total Materials	2,174,668

	Real Estate — 1.9%
	Equity Real Estate Investment Trusts (REITs) — 1.9%
75,000	CoreCivic, Inc., 4.63%, 05/01/2023	76,125
125,000	GEO Group, Inc. (The), 5.13%, 04/01/2023	125,469
100,000	MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	108,750
	Uniti Group LP,
100,000	6.00%, 04/15/2023 (e)	100,250
15,000	7.13%, 12/15/2024 (e)	13,955
100,000	8.25%, 10/15/2023	97,710

	Total Real Estate	522,259

	Telecommunication Services — 14.9%
	Diversified Telecommunication Services — 10.2%
	CCO Holdings LLC,
20,000	5.50%, 05/01/2026 (e)	20,850
380,000	5.75%, 02/15/2026 (e)	401,732
220,000	5.88%, 04/01/2024 (e)	233,750

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
EUR 100,000	Cellnex Telecom SA, (Spain), Reg. S, 2.38%, 01/16/2024	123,250
155,000	CenturyLink, Inc., 5.63%, 04/01/2025	147,444
EUR 150,000	eircom Finance DAC, (Ireland), Reg. S, 4.50%, 05/31/2022	186,379
100,000	Frontier Communications Corp., 7.13%, 01/15/2023	78,500
	Intelsat Jackson Holdings SA, (Luxembourg),
175,000	5.50%, 08/01/2023	146,125
100,000	8.00%, 02/15/2024 (e)	107,655
75,000	9.75%, 07/15/2025 (e)	76,313
150,000	Level 3 Financing, Inc., 5.38%, 05/01/2025	154,125
200,000	SFR Group SA, (France), 7.38%, 05/01/2026 (e)	216,004
235,000	Sprint Capital Corp., 8.75%, 03/15/2032	291,400
EUR 100,000	Telecom Italia SpA, (Italy), Reg. S, 3.63%, 05/25/2026	132,472
200,000	Wind Acquisition Finance SA, (Italy), 7.38%, 04/23/2021 (e)	207,944
	Windstream Services LLC,
10,000	6.38%, 08/01/2023	7,725
275,000	7.50%, 06/01/2022	214,500
10,000	7.75%, 10/15/2020	8,850

		2,755,018

	Wireless Telecommunication Services — 4.7%
EUR 150,000	Matterhorn Telecom Holding SA, (Luxembourg), Reg. S, 4.88%, 05/01/2023	180,969
580,000	Sprint Corp., 7.63%, 02/15/2025	655,400
280,000	T-Mobile USA, Inc., 6.50%, 01/15/2024	298,900
125,000	United States Cellular Corp., 6.70%, 12/15/2033	127,500

		1,262,769

	Total Telecommunication Services	4,017,787

	Utilities — 1.8%
	Electric Utilities — 1.0%
EUR 100,000	EDP - Energias de Portugal SA, (Portugal), Reg. S, (EUR 5 year swap rate + 5.04%), 5.38%, 09/16/2075 (aa)	131,282
EUR100,000	Enel SpA, (Italy), Reg. S, (EUR 5 year swap rate + 3.65%), 5.00%, 01/15/2075 (aa)	128,795

		260,077

	Gas Utilities — 0.1%
30,000	AmeriGas Partners LP, 5.50%, 05/20/2025	30,375

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power and Renewable Electricity Producers — 0.6%
50,000	AES Corp., 4.88%, 05/15/2023	51,125
125,000	Dynegy, Inc., 5.88%, 06/01/2023	124,062

		175,187

	Water Utilities — 0.1%
20,000	CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/2025 (e)	20,400

	Total Utilities	486,039

	Total Corporate Bonds (Cost $23,794,915)	24,759,298

Loan Assignments — 3.8% (cc)

	Consumer Discretionary — 2.1%
	Hotels, Restaurants & Leisure — 0.3%
95,000	Club Corp Holdings, Inc., Term Loan B, (3 Month LIBOR + 3.25%), 3.25%, 08/16/2024 (aa) ^	94,366

	Leisure Products — 0.4%
99,873	Steinway Musical Instruments, Inc., 1st Lien Term Loan, (3 Month LIBOR + 3.75%), 5.06%, 09/19/2019 (aa)	96,460

	Media — 0.4%
150,000	iHeartCommunications, Inc., Term Loan D, (1 Month LIBOR + 6.75%), 7.99%, 01/30/2019 (aa)	120,000

	Multiline Retail — 0.3%
114,407	Neiman Marcus Group, Inc., Other Term Loan, (1 Month LIBOR + 3.25%), 4.48%, 10/25/2020 (aa)	84,063

	Specialty Retail — 0.7%
88,060	J Crew Group, Inc., Initial Loan, (3 Month LIBOR + 3.22%), 4.49%, 03/05/2021 (aa)	51,012
140,000	Staples, Inc., 1st Lien Term Loan, (3 Month LIBOR + 4.25%), 5.25%, 08/15/2024 (aa) ^	139,268

		190,280

	Total Consumer Discretionary	585,169

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
49,875	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (1 Month LIBOR + 3.50%), 4.73%, 12/31/2023 (aa)	49,439

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — continued
	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.4%
99,233	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, (3 Month LIBOR + 3.75%), 5.05%, 06/30/2021 (aa)	99,417

	Industrials — 0.3%
	Machinery — 0.3%
75,000	Accudyne Industries Borrower S.C.A., Term Loan B, (3 Month LIBOR + 3.75%), 5.01%, 08/18/2024 (aa)	74,977

	Information Technology — 0.3%
	Software — 0.3%
82,511	Veritas US, Inc., 1st Lien Term Loan B1, (3 Month LIBOR + 4.50%), 5.80%, 01/27/2023 (aa)	83,096

	Materials — 0.4%
	Containers & Packaging — 0.4%
110,000	Bway Holding Co., 1st Lien Term Loan, (1 Month LIBOR + 3.25%), 4.48%, 04/03/2024 (aa)	110,034

	Real Estate — 0.1%
	Real Estate Management & Development — 0.1%
25,000	CityCenter Holdings LLC, Term B Loan, (1 Month LIBOR + 2.50%), 3.73%, 04/18/2024 (aa)	25,037

	Total Loan Assignments (Cost $1,046,051)	1,027,169

SHARES

Short-Term Investment — 2.2%
	Investment Company — 2.2%
580,628	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $580,628)	580,628

	Total Investments — 99.4% (Cost $25,842,987)	26,818,798
	Other Assets in Excess of Liabilities — 0.6%	169,017

	NET ASSETS — 100.0%	$26,987,815

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of August 31, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(4)	12/2017	USD	(508,000)	(2,665)
U.S. Treasury 5 Year Note	(6)	12/2017	USD	(711,000)	(1,935)

					(4,600)

Forward foreign currency contracts outstanding as of August 31, 2017:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	183,235	USD	217,400	National Australia Bank Ltd.	09/05/2017	732
EUR	6,063	USD	7,156	Royal Bank of Canada	09/05/2017	62
USD	415,341	GBP	316,373	Australia & New Zealand Banking Group Ltd.	09/05/2017	6,239
USD	4,129,101	EUR	3,450,508	State Street Corp.	10/04/2017	14,995

Total unrealized appreciation						22,028

GBP	3,528	USD	4,672	National Australia Bank Ltd.	09/05/2017	(110)
USD	6,846	EUR	5,794	Barclays Bank plc	09/05/2017	(51)
USD	7,943	EUR	6,777	Goldman Sachs International	09/05/2017	(125)
USD	22,499	EUR	19,076	Royal Bank of Canada	09/05/2017	(210)
USD	4,241,345	EUR	3,608,159	State Street Corp.	09/05/2017	(53,988)
EUR	119,095	USD	142,217	Australia & New Zealand Banking Group Ltd.	10/04/2017	(218)
USD	404,655	GBP	312,845	Royal Bank of Canada	10/04/2017	(297)

Total unrealized depreciation						(54,999)

Net unrealized depreciation						(32,971)

SEE NOTES TO FINANCIAL STATEMENTS.

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

CDX	—	Credit Derivative Index
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2017.
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of August 31, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	—	All or a portion of the security is unsettled as of August 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited)

	Flexible Long/Short Fund	High Yield Opportunities Fund

ASSETS:
Investments in non-affiliates, at value	$25,549,020	$26,238,170
Investments in affiliates, at value	375,614	580,628
Options purchased, at value	3,599	—
Cash	97,329	949
Foreign currency, at value	10,934	14,736
Deposits at broker for futures contracts	36,000	30,000
Deposits at broker for centrally cleared swaps	40,053	—
Due from custodian	5,215	—
Receivables:
Investment securities sold	439,522	159,366
Interest from non-affiliates	297,858	387,885
Dividends from affiliates	425	378
Tax reclaims	2,547	—
Variation margin on futures contracts	4,030	—
Variation margin on centrally cleared swaps (net upfront receipts of $46,190)	2,432	—
Unrealized appreciation on forward foreign currency exchange contracts	37,913	22,028
Outstanding swap contracts, at value (net upfront payments of $7,849)	10,666	—
Due from Adviser	9,742	13,902
Deferred offering costs	—	7,129
Prepaid expenses	—	50

Total Assets	26,922,899	27,455,221

LIABILITIES:
Payables:
Investment securities purchased	298,184	325,867
Variation margin on futures contracts	—	1,151
Unrealized depreciation on forward foreign currency exchange contracts	102,080	54,999
Outstanding swap contracts, at value (net upfront receipts of $44,104)	44,335	—
Accrued liabilities:
Distribution fees	18	18
Service fees	5,451	4,419
Custodian and accounting fees	10,914	8,566
Collateral management fees	2,069	—
Trustees’ and Chief Compliance Officer’s fees	—	22
Audit fees	65,823	69,839
Other	1,326	2,525

Total Liabilities	530,200	467,406

Net Assets	$26,392,699	$26,987,815

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited) (continued)

	Flexible Long/Short Fund	High Yield Opportunities Fund

NET ASSETS:
Paid-in-Capital	$25,932,991	$26,080,616
Accumulated undistributed (distributions in excess of) net investment income	338,817	2,248
Accumulated net realized gains (losses)	(509,176)	(22,305)
Net unrealized appreciation (depreciation)	630,067	927,256

Total Net Assets	$26,392,699	$26,987,815

Net Assets:
Class A	$21,053	$21,521
Class C	20,930	21,422
Class I (formerly Select Class)	26,329,540	26,923,280
Class R6	21,176	21,592

Total	$26,392,699	$26,987,815

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	2,070	2,077
Class C	2,061	2,068
Class I (formerly Select Class)	2,586,975	2,598,923
Class R6	2,079	2,084

Net Asset Value (a):
Class A - Redemption price per share	$10.17	$10.36
Class C - Offering price per share (b)	10.15	10.36
Class I (formerly Select Class) - Offering and redemption price per share	10.18	10.36
Class R6 - Offering and redemption price per share	10.19	10.36
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.57	$10.76

Cost of investments in non-affiliates	$24,829,363	$25,262,359
Cost of investments in affiliates	375,614	580,628
Cost of options purchased	7,919	—
Cost of foreign currency	10,938	14,381

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b) Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

	Flexible Long/Short Fund	High Yield Opportunities Fund

INVESTMENT INCOME:
Interest income from non-affiliates	$600,333	$779,772
Interest income from affiliates	124	—
Dividend income from affiliates	4,222	2,744
Foreign taxes withheld	(43)	131

Total investment income	604,636	782,647

EXPENSES:
Investment advisory fees	65,695	80,145
Administration fees	10,724	10,902
Distribution fees:
Class A	26	27
Class C	78	80
Service fees:	32,820	33,367
Class A	26	27
Class C	26	27
Class I (formerly Select Class)	32,769	33,313
Custodian and accounting fees	25,935	16,372
Collateral management fees	6,974	—
Interest expense to affiliates	59	40
Professional fees	57,940	61,044
Trustees’ and Chief Compliance Officer’s fees	12,972	12,944
Printing and mailing costs	1,199	2,275
Registration and filing fees	1,859	2,579
Transfer agency fees (See Note 2.I.)	492	513
Offering costs	24,959	21,154
Other	4,685	4,927

Total expenses	246,418	246,369

Less fees waived	(77,534)	(98,913)
Less expense reimbursements	(51,337)	(41,465)

Net expenses	117,547	105,991

Net investment income (loss)	487,089	676,656

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	66,820	127,757
Investments in affiliates	(40)	—
Options Purchased	(4,416)	—
Futures	(28,804)	(7,023)
Foreign currency transactions	3,641	28,997
Forward foreign currency contracts	(485,476)	(376,406)
Swaps	(2,918)	—

Net realized gain (loss)	(451,193)	(226,675)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	636,957	387,681
Options Purchased	(4,320)	—
Futures	25,072	(4,600)
Foreign currency translations	4,569	(10,497)
Forward foreign currency contracts	(115,841)	(73,655)
Swaps	(28,801)	—

Change in net unrealized appreciation/depreciation	517,636	298,929

Net realized/unrealized gains (losses)	66,443	72,254

Change in net assets resulting from operations	$553,532	$748,910

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Flexible Long/Short Fund		High Yield Opportunities Fund

	Six Months Ended August 31, 2017	Period Ended February	Six Months Ended August 31, 2017	Period Ended February
	(Unaudited)	28, 2017 (a)	(Unaudited)	28, 2017 (b)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$487,089	$567,783	$676,656	$382,624
Net realized gain (loss)	(451,193)	158,953	(226,675)	185,033
Change in net unrealized appreciation/depreciation	517,636	112,431	298,929	628,327

Change in net assets resulting from operations	553,532	839,167	748,910	1,195,984

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(186)	(486)	(507)	(287)
From net realized gains	—	(29)	—	—
Class C
From net investment income	(169)	(416)	(447)	(251)
From net realized gains	—	(29)	—	—
Class I (formerly Select Class)
From net investment income	(243,314)	(651,711)	(659,276)	(376,112)
From net realized gains	—	(35,914)	—	—
Class R6
From net investment income	(204)	(555)	(550)	(314)
From net realized gains	—	(29)	—	—

Total distributions to shareholders	(243,873)	(689,169)	(660,780)	(376,964)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	243,873	25,689,169	703,701	25,376,964

NET ASSETS:
Change in net assets	553,532	25,839,167	791,831	26,195,984
Beginning of period	25,839,167	—	26,195,984	—

End of period	$26,392,699	$25,839,167	$26,987,815	$26,195,984

Accumulated undistributed (distributions in excess of) net investment income	$338,817	$95,601	$2,248	$(13,628)

(a) Commencement of operations was June 30, 2016.

(b) Commencement of operations was November 1, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Flexible Long/Short Fund		High Yield Opportunities Fund

	Six Months Ended		Six Months Ended
	August 31, 2017	Period Ended February	August 31, 2017	Period Ended February
	(Unaudited)	28, 2017 (a)	(Unaudited)	28, 2017 (b)

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$20,000	$—	$20,000
Distributions reinvested	186	515	507	287

Change in net assets resulting from Class A capital transactions	$186	$20,515	$507	$20,287

Class C				—
Proceeds from shares issued	$—	$20,000	$—	$20,000
Distributions reinvested	169	445	447	251

Change in net assets resulting from Class C capital transactions	$169	$20,445	$447	$20,251

Class I (formerly Select Class)
Proceeds from shares issued	$—	$25,540,000	$42,921	$26,296,525
Distributions reinvested	243,314	687,625	659,276	376,112
Cost of shares redeemed	—	(600,000)	—	(1,356,525)

Change in net assets resulting from Class I capital transactions	$243,314	$25,627,625	$702,197	$25,316,112

Class R6
Proceeds from shares issued	$—	$20,000	$—	$20,000
Distributions reinvested	204	584	550	314

Change in net assets resulting from Class R6 capital transactions	$204	$20,584	$550	$20,314

Total change in net assets resulting from capital transactions	$243,873	$25,689,169	$703,701	$25,376,964

SHARE TRANSACTIONS:
Class A
Issued	—	2,000	—	2,000
Reinvested	19	51	49	28

Change in Class A Shares	19	2,051	49	2,028

Class C
Issued	—	2,000	—	2,000
Reinvested	16	45	43	25

Change in Class C Shares	16	2,045	43	2,025

Class I (formerly Select Class)
Issued	—	2,554,060	4,139	2,626,993
Reinvested	24,322	68,653	63,800	36,984
Redeemed	—	(60,060)	—	(132,993)

Change in Class I Shares	24,322	2,562,653	67,939	2,530,984

Class R6
Issued	—	2,000	—	2,000
Reinvested	21	58	53	31

Change in Class R6 Shares	21	2,058	53	2,031

(a) Commencement of operations was June 30, 2016.

(b) Commencement of operations was November 1, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance								Ratios/Supplemental data
		Investment operations			Distributions						Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period	Net expenses (e) (f)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (c)
Flexible Long/Short Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.06	$0.18	$0.02	$0.20	$(0.09)	$—	$ (0.09)	$10.17	2.01%	$21,053	1.14%	3.46%	2.98%	37%
June 30, 2016 (g) through February 28, 2017	10.00	0.21	0.10	0.31	(0.24)	(0.01)	(0.25)	10.06	3.18	20,638	1.13	3.11	3.13	30
Class C
Six Months Ended August 31, 2017 (Unaudited)	10.06	0.15	0.02	0.17	(0.08)	—	(0.08)	10.15	1.73	20,930	1.64	2.96	3.46	37
June 30, 2016 (g) through February 28, 2017	10.00	0.17	0.11	0.28	(0.21)	(0.01)	(0.22)	10.06	2.84	20,568	1.63	2.61	3.61	30
Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.06	0.19	0.02	0.21	(0.09)	—	(0.09)	10.18	2.15	26,329,540	0.89	3.71	1.78	37
June 30, 2016 (g) through February 28, 2017	10.00	0.22	0.11	0.33	(0.26)	(0.01)	(0.27)	10.06	3.37	25,777,256	0.88	3.36	2.01	30
Class R6
Six Months Ended August 31, 2017 (Unaudited)	10.06	0.20	0.03	0.23	(0.10)	—	(0.10)	10.19	2.30	21,176	0.64	3.96	2.46	37
June 30, 2016 (g) through February 28, 2017	10.00	0.24	0.10	0.34	(0.27)	(0.01)	(0.28)	10.06	3.53	20,705	0.63	3.61	2.61	30

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the six months ended August 31, 2017 and for the period ended February 28, 2017.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance							Ratios/Supplemental data
	Investment operations				Distributions				Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period	Net expenses (e) (f)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (c)
High Yield Opportunities Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.33	$0.25	$0.03	$0.28	$(0.25)	$10.36	2.72%	$21,521	0.99%	4.88%	3.02%	15%
November 1, 2016 (g) through February 28, 2017	10.00	0.15	0.32	0.47	(0.14)	10.33	4.76	20,944	0.97	4.41	3.73	6
Class C
Six Months Ended August 31, 2017 (Unaudited)	10.33	0.22	0.03	0.25	(0.22)	10.36	2.43	21,422	1.54	4.31	3.52	15
November 1, 2016 (g) through February 28, 2017	10.00	0.13	0.32	0.45	(0.12)	10.33	4.57	20,906	1.53	3.87	4.25	6
Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.33	0.26	0.03	0.29	(0.26)	10.36	2.82	26,923,280	0.79	5.07	1.77	15
November 1, 2016 (g) through February 28, 2017	10.00	0.15	0.33	0.48	(0.15)	10.33	4.83	26,133,164	0.78	4.61	2.67	6
Class R6
Six Months Ended August 31, 2017 (Unaudited)	10.33	0.27	0.03	0.30	(0.27)	10.36	2.92	21,592	0.59	5.26	2.51	15
November 1, 2016 (g) through February 28, 2017	10.00	0.16	0.33	0.49	(0.16)	10.33	4.90	20,970	0.58	4.82	3.24	6

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the six months ended August 31, 2017 and for the period ended February 28, 2017.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited)

1. Organization

JPMorgan Trust IV (the “Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Flexible Long/Short Fund	Class A, Class C, Class I^ and Class R6	Diversified
High Yield Opportunities Fund	Class A, Class C, Class I^ and Class R6	Diversified

^ Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of the Flexible Long/Short Fund is to seek to provide total return.

The investment objective of the High Yield Opportunities Fund is to seek a high level of current income. Capital appreciation is a secondary objective.

The Flexible Long/Short Fund and High Yield Opportunities Fund commenced operations on June 30, 2016 and November 1, 2016, respectively. Currently, the Funds are not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares will automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”):

Flexible Long/Short Fund	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$375,614	$25,549,020	$–	$25,924,634

Appreciation in Other Financial Instruments
Purchased Swaptions	$–	$3,599	$–	$3,599
Forward Foreign Currency Exchange Contracts	–	37,913	–	37,913
Futures Contracts	9,155	–	–	9,155
Swaps	$–	$9,226	$–	$9,226
Total Appreciation in Other Financial Instruments	$9,155	$50,738	$–	$59,893
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(102,080)	$–	$(102,080)
Futures Contracts	(5,083)	–	–	(5,083)
Swaps	$–	$(16,010)	$–	$(16,010)
Total Depreciation in Other Financial Instruments	$(5,083)	$(118,090)	$–	$(123,173)

High Yield Opportunities Fund	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Convertible Bonds
Consumer
Discretionary	$–	$123,500	$–		$123,500
Energy	–	12,516	–		12,516
Information
Technology	–	315,687	–		315,687
Total Convertible Bonds	–	451,703	–		451,703
Corporate Bonds
Consumer
Discretionary	–	6,689,878	319,656		7,009,534
Consumer Staples	–	793,044	–		793,044
Energy	–	2,369,827	–		2,369,827
Financials	–	380,883	–		380,883
Health Care	–	3,018,365	–		3,018,365
Industrials	–	2,171,272	–		2,171,272
Information
Technology	–	1,815,620	–		1,815,620
Materials	–	2,174,668	–		2,174,668
Real Estate	–	522,259	–		522,259
Telecommunication
Services	–	4,017,787	–		4,017,787
Utilities	–	486,039	–		486,039
Total Corporate Bonds	–	24,439,642	319,656		24,759,298
Loan Assignments
Consumer Discretionary	–	585,169	–		585,169
Energy	–	49,439	–		49,439
Health Care	–	99,417	–		99,417
Industrials	–	74,977	–		74,977
Information Technology	–	83,096	–		83,096
Materials	–	110,034	–		110,034
Real Estate	–	25,037	–		25,037
Total Loan Assignments	–	1,027,169	–		1,027,169
Short-Term Investment Investment Company	580,628	–	–		580,628
Total Investments in Securities	$580,628	$25,918,514	$319,656	*	$26,818,798

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$22,028	$–		$22,028

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(54,999)	$–		$(54,999)
Futures Contracts	(4,600)	–	–		(4,600)
Total Depreciation in Other Financial Instruments	$(4,600)	$(54,999)	$–		$(59,599)

* Level 3 securities are valued by brokers and pricing services. At August 31, 2017, the value of these securities was $319,656. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

(a) All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers among any levels during the six months ended August 31, 2017 for Flexible Long/Short Fund.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

High Yield Opportunities Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Corporate Bond—Consumer Discretionary	$-	$-	$43,338	$-	$-	$-	$276,318	$-	$319,656

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between from 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the six months ended August 31, 2017 for the High Yield Opportunities Fund.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2017, which were valued using significant unobservable inputs (Level 3) amounted to $43,338. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — The Funds invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments that were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At August 31, 2017, Flexible Long/Short Fund had investments in loan assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Credit Suisse	5.7%
Barclays Bank plc	5.2

D. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts, options (Flexible Long/Short Fund) and swaps, in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Funds to close out their position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes D(1) — D(4) below describe the various derivatives used by the Funds.

(1). Options — The Flexible Long/Short Fund purchased put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Funds used treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of August 31, 2017, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Flexible Long/Short Fund engaged in various swap transactions, including credit default, interest rate and return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statement of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Funds entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Funds’ portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Flexible Long-Short Fund

Derivative Contracts			Statement of Assets and Liabilities Location
Gross Assets:		Options	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$—	$9,155	$—	$—	$—	$ 9,155
Foreign exchange contracts	Receivables	—	—	37,913	—	—	37,913
Credit contracts		3,599	—	—	3,081	10,666	17,346

		$3,599	$9,155	$37,913	$3,081	$10,666	$64,414

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(5,083)	$—	$(22,366)	$—	$ (27,449)
Foreign exchange contracts	Payables	—	—	(102,080)	—	—	(102,080)
Credit contracts		—	—	—	(58,641)	(44,335)	(102,976)

Total		$—	$(5,083)	$(102,080)	$(81,007)	$(44,335)	$(232,505)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

High Yield Opportunities Fund

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	Receivables	$—	$22,028	$22,028

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(4,600)	$—	$(4,600)
Foreign exchange contracts	Payables	—	(54,999)	(54,999)

Total		$(4,600)	$(54,999)	$(59,599)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statement of Operations for the period ended August 31, 2017, by primary underlying risk exposure:

Flexible Long/Short Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(4,416)	$(28,804)	$—	$1,971	$(31,249)
Foreign exchange contracts	—	—	(485,476)	—	(485,476)
Credit contracts	—	—	—	(4,889)	(4,889)

Total	$(4,416)	$(28,804)	$(485,476)	$(2,918)	$(521,614)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$25,072	$—	$(22,366)	$2,706
Foreign exchange contracts	—	—	(115,841)	—	(115,841)
Credit contracts	(4,320)	—	—	(6,435)	(10,755)

Total	$(4,320)	$25,072	$(115,841)	$(28,801)	$(123,890)

High Yield Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations

Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(7,023)	$—	$(7,023)
Foreign exchange contracts	—	(376,406)	(376,406)

Total	$(7,023)	$(376,406)	$(383,429)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(4,600)	$—	$(4,600)
Foreign exchange contracts	—	(73,655)	(73,655)

Total	$(4,600)	$(73,655)	$(78,255)

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the period ended August 31, 2017. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Flexible Long/Short Fund	High Yield Opportunities Fund
Futures Contracts:
Average Notional Balance Long	$1,090,302 (a)	$-
Average Notional Balance Short	2,983,629	1,213,816 (a)
Ending Notional Balance Long	1,521,563	-
Ending Notional Balance Short	2,506,551	1,219,000
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	2,729,166	116,935 (a)
Average Settlement Value Sold	10,328,026	6,902,016
Ending Settlement Value Purchased	7,179,591	371,445
Ending Settlement Value Sold	14,228,523	9,227,730
Credit Default Swaps:
Average Notional Balance - Buy Protection	2,482,532	-
Average Notional Balance - Sell Protection	1,023,258 (a)	-
Ending Notional Balance - Buy Protection	4,061,658	-
Ending Notional Balance - Sell Protection	1,199,995	-
Swaptions & OTC Options:
Average Notional Balance Purchased	5,918,750 (a)	-
Ending Notional Balance Purchased	7,925,000	-
Interest Rate-Related Swaps:
Average Notional Balance — Pays Fixed Rate	675,000 (a)	-
Ending Notional Balance — Pays Fixed Rate	675,000	-

  (a) For the period April 1, 2017 through August 31, 2017.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties, cash collateral posted by the Funds is invested in an affiliated money market fund. Otherwise the cash collateral is included on the Statement of Assets and Liabilities as Restricted cash.

The Funds’ derivatives contracts held at August 31, 2017 are not accounted for as hedging instruments under GAAP.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

F. Offering and Organizational Costs — Total offering costs of $74,674 and $41,964 incurred in connection with the offering of shares of the Flexible Long/Short Fund and High Yield Opportunities Fund, respectively and are amortized on a straight line basis over 12 months from the date the Funds’ commenced operations. Costs paid in connection with the organization of the Funds, if any, were recorded as an expense at the time the Funds’ commenced operations and are included as part of Professional fees on the Statements of Operations. For the six months ended August 31, 2017, total offering costs amortized for each fund were $24,959 and $21,154, respectively.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

Dividend income net of foreign tax withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest Income on the Statements of Operations.

H. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses.

The amount of the transfer agency fees charged to each class of the Funds for the six months ended August 31, 2017 are as follows (amounts in thousands):

	Class A	Class C	Class I	Class R6	Total
Flexible Long/Short Fund	$99	$99	$195	$99	$492
High Yield Opportunities Fund	107	106	193	107	513

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Funds’ respective average daily net assets. The annual rate for each Fund is as follows:

Flexible Long/Short Fund	0.50%
High Yield Opportunities Fund	0.60

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2017, the effective annualized rate was 0.08% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Funds’ shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class I and Class R6 do not charge a distribution fee. The Distribution Plan provides that the Funds shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2017, JPMDS did not retain any front-end sales charges or CDSC.

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a service fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
Flexible Long/Short Fund	0.25%	0.25%	0.25%
High Yield Opportunities Fund	0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Funds, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
Flexible Long/Short Fund	1.15%	1.65%	0.90%	0.65%
High Yield Opportunities Fund	1.00	1.55	0.80	0.60

The expense limitation agreement was in effect for the six months ended August 31, 2017 and is in place until at least June 30, 2018 for Flexible Long/Short Fund and October 3, 2017 for High Yield Opportunities Fund.

For the six months ended August 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Reimbursements
Flexible Long/Short Fund	$65,694	$10,724	$204	$76,622	$51,337
High Yield Opportunities Fund	80,145	10,902	6,880	97,927	41,465

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expense in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Funds’ investment in such affiliated money market funds.

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2017 were as follows:

Flexible Long/Short Fund	$912
High Yield Opportunities Fund	986

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2017, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2017, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Flexible Long/Short Fund	$9,166,058	$9,166,955	$81,697	$93,837
High Yield Opportunities Fund	5,103,073	3,824,357	-	-

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2017 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Flexible Long/Short Fund	$25,130,451	$977,810	$351,718	$626,092
High Yield Opportunities Fund	25,842,987	1,213,224	274,984	938,240

As of February 28, 2017, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Funds’ borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Funds’ borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended August 31, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds entered into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds’ shares are currently held by the Adviser.

The Funds’ investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Flexible Long/Short Fund and High Yield Opportunities Fund invest in interest bearing notes with preferred security characteristics. These securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts and forward foreign currency exchange contracts.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of August 31, 2017. The adoption had no effect on the Funds’ net assets or results of operations.

SCHEDULE OF SHAREHOLDER EXPENSES (Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2017, and continued to hold your shares at the end of the reporting period, August 31, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio

Flexible Long/Short
Fund

Class A
Actual	$1,000.00	$1,020.10	$5.80	1.14%
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class C
Actual	1,000.00	1,017.30	8.34	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I (formerly
Select Class)
Actual	1,000.00	1,021.50	4.53	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R6
Actual	1,000.00	1,023.00	3.26	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

SCHEDULE OF SHAREHOLDER EXPENSES (Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
High Yield
Opportunities Fund

Class A
Actual	$1,000.00	$1,027.20	$5.06	0.99%
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class C
Actual	1,000.00	1,024.30	7.86	1.54
Hypothetical	1,000.00	1,017.44	7.83	1.54
Class I (formerly
Select Class)
Actual	1,000.00	1,028.20	4.04	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class R6
Actual	1,000.00	1,029.20	3.02	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2017 at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 16, 2017.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust, and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees reviewed each Fund’s performance against its benchmark index and considered the performance information provided for the Fund at regular Board meetings by the Advisor. The performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:

The Trustees noted the performance of the Flexible Long/Short Fund since its inception on June 30, 2016 as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted the performance of the High Yield Opportunities Fund since its inception on November 1, 2016 as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Funds’ advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Flexible Long/Short Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe.    After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the High Yield Opportunities Fund’s net advisory fee for Class A shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintile based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co., 2017. All rights reserved. August 2017.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer November 1, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer November 1, 2017